UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund:  BlackRock Funds

BlackRock Commodity Strategies Fund

BlackRock Global Long/Short Credit Fund

BlackRock Macro Themes Fund

BlackRock Short Obligations Fund

BlackRock Strategic Risk Allocation Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2017

Date of reporting period: 10/31/2016

Item 1 – Schedule of Investments

Consolidated Schedule of Investments October 31, 2016 (Unaudited)	BlackRock Commodity Strategies Fund
(Percentages shown are based on Net Assets)

Commodity-Linked Notes	Par (000)	Value
Bank of America Corp. 3-month LIBOR (Indexed to the Bloomberg Commodity Index Roll Select Total Return, multiplied by 3), 12/27/16	$5,000	$6,037,529
JPMorgan Chase Bank, N.A., 3-month LIBOR (Indexed to the Performance of the J.P. Morgan Enhanced Beta Select Alternative Benchmark Total Return Index, multiplied by 3), 12/19/16 (a)	5,000	6,390,200
Morgan Stanley B.V. 3-month LIBOR (Indexed to the Morgan Stanley HDX RADAR MS Dynamic Roll Total Return IndexSM, multiplied by 3), 2/10/17 (a)	4,000	6,203,860
UBS AG, 3-month LIBOR (Indexed to the Bloomberg Commodity Total Return IndexSM, multiplied by 3), 2/13/17 (a)	5,000	7,101,066
Total Commodity-Linked Notes — 18.7%		25,732,655

Common Stocks	Shares	Value
Chemicals — 5.6%
Agrium, Inc.	12,117	1,112,328
Albemarle Corp.	1,649	137,774
CF Industries Holdings, Inc.	36,740	882,127
Highfield Resources Ltd. (b)(c)	305,080	263,505
Monsanto Co.	21,070	2,123,224
Mosaic Co.	21,106	496,624
Plant Impact PLC (b)	136,123	83,724
Potash Corp. of Saskatchewan, Inc.	68,339	1,112,559
Syngenta AG, Registered Shares	2,044	817,939
Umicore SA	2,948	179,186
Yara International ASA	14,928	527,321

		7,736,311
Energy Equipment & Services — 1.5%
Baker Hughes, Inc.	17,632	976,813
Halliburton Co.	4,200	193,200
Schlumberger Ltd.	12,225	956,362

		2,126,375

Common Stocks	Shares	Value
Food & Staples Retailing — 0.5%
Fyffes PLC	357,957	$589,424
Total Produce PLC (b)	71,933	137,399

		726,823
Food Products — 5.8%
Adecoagro SA (b)	21,047	231,517
Agt Food & Ingredients, Inc.	17,466	496,647
Archer-Daniels-Midland Co.	28,826	1,255,949
Astra Agro Lestari Tbk PT	382,422	446,819
Bunge Ltd.	8,819	546,866
Calavo Growers, Inc.	3,167	187,328
Elders Ltd. (b)	145,546	429,330
First Resources Ltd.	420,000	549,408
Glanbia PLC	34,115	555,757
Golden Agri-Resources Ltd.	1,660,900	458,624
Kerry Group PLC (b)	5,207	378,057
Minerva SA Brazil (b)	64,628	207,125
NH Foods Ltd.	20,000	479,272
Origin Enterprises PLC (b)	21,482	133,238
PureCircle Ltd. (b)(c)	76,043	255,962
SunOpta, Inc. (b)	52,378	348,314
Synlait Milk Ltd. (b)	129,485	289,402
Tegel Group Holdings Ltd. (b)(c)	172,105	185,839
Wilmar International Ltd.	258,400	613,472

		8,048,926
Machinery — 2.5%
AGCO Corp.	13,709	700,256
Deere & Co.	24,632	2,175,006
Kubota Corp.	37,600	606,050

		3,481,312
Metals & Mining — 17.4%
Acacia Mining PLC	27,685	175,702
Agnico Eagle Mines Ltd.	24,876	1,263,366
Alamos Gold, Inc.	53,404	418,855

Portfolio Abbreviations

ADR	American Depositary Receipts	ETF	Exchange Traded Fund	LP	Limited Partnership	RUB	Russian Ruble
AKA	Also Known As	EUR	Euro	MSCI	Morgan Stanley Commodity Index	S&P	Standard & Poor’s
AUD	Australian Dollar	FKA	Formerly Known As	MXN	Mexican Peso	SEK	Swedish Krona
CAD	Canadian Dollar	FTSE	Financial Times Stock Exchange	MYR	Malaysian Ringgit	SGD	Singapore Dollar
CBOE	Chicago Board Option Exchange	GBP	British Pound	NOK	Norwegian Krone	SPDR	Standard & Poor’s Depositary Receipts
CDO	Collateralized Debt Obligation	HKD	Hong Kong Dollar	NZD	New Zealand Dollar	THB	Thai Baht
CHF	Swiss Franc	HUF	Hungarian Forint	OTC	Over-the-counter	TRY	Turkish Lira
CLO	Collateralized Loan Obligation	IDR	Indonesian Rupiah	PIK	Payment-in-kind	TWD	Taiwan Dollar
CNH	Chinese Yuan Offshore	INR	Indian Rupee	PHP	Philippine Peso	USD	U.S. Dollar
CNY	Chinese Yuan	JPY	Japanese Yen	PLN	Polish Zloty	WIBOR	Warsaw Interbank Offered Rate
DKK	Danish Krone	KRW	Korean Won	PRIBOR	Prague Interbank Offered Rate	ZAR	South African Rand
		LIBOR	London Interbank Offered Rate	REIT	Real Estate Investment Trust

BLACKROCK FUNDS	OCTOBER 31, 2016	1

Consolidated Schedule of Investments (continued)	BlackRock Commodity Strategies Fund

Common Stocks	Shares	Value
Metals & Mining (continued)
AngloGold Ashanti Ltd. (b)	28,359	$386,127
Arizona Mining, Inc. (b)(c)	87,909	186,134
B2Gold Corp. (b)	157,819	456,526
Bacanora Minerals Ltd. (b)(c)	39,942	38,867
Barrick Gold Corp.	60,894	1,071,135
Beadell Resources Ltd. (b)(c)	506,035	180,037
Belo Sun Mining Corp. (b)	206,441	149,294
BHP Billiton PLC	69,484	1,044,840
Boliden AB	13,146	304,678
Centamin PLC	197,450	382,440
Centerra Gold, Inc.	37,751	190,824
Detour Gold Corp. (b)	37,389	712,769
Eldorado Gold Corp. (b)	140,125	441,906
First Quantum Minerals Ltd.	36,844	349,953
Franco-Nevada Corp.	4,811	314,887
Fresnillo PLC	40,151	807,808
Glencore PLC (b)	225,476	690,209
Gold Fields Ltd. — ADR	69,281	287,516
Goldcorp, Inc.	36,832	559,359
Iluka Resources Ltd.	33,199	145,548
Integra Gold Corp. (b)	91,684	49,899
Kinross Gold Corp. (b)	34,991	135,915
Lundin Mining Corp. (b)	85,063	332,946
MAG Silver Corp. (b)	32,435	475,897
Metals X Ltd. (b)	282,482	297,354
MMC Norilsk Nickel PJSC — ADR	13,235	200,312
Nemaska Lithium, Inc. (b)(c)	25,647	26,769
Nevsun Resources Ltd.	44,785	129,884
Newcrest Mining Ltd.	103,958	1,820,244
Newmont Mining Corp.	33,836	1,253,285
Northern Star Resources Ltd.	135,878	439,489
Nyrstar NV (b)	3,938	20,231
Oceanagold Corp.	162,357	496,282
Orocobre Ltd. (b)	4,058	11,823
Osisko Gold Royalties Ltd.	9,880	104,008
OZ Minerals Ltd.	50,706	259,074
Petra Diamonds Ltd.	39,951	74,381
Pretium Resources, Inc. (b)	22,141	216,408
Randgold Resources Ltd.	3,036	269,618
Randgold Resources Ltd. — ADR	10,703	949,677
Rio Tinto PLC	40,734	1,416,543
Sierra Metals, Inc. (b)	171,368	232,528
Silver Wheaton Corp.	46,201	1,113,261
Sociedad Minera Cerro Verde SAA (b)	7,656	138,574
South32 Ltd.	155,405	303,276
Tahoe Resources, Inc.	29,095	348,802
Teck Resources Ltd., Class B	26,971	582,331
TMAC Resources, Inc. (b)	47,798	667,098
Trevali Mining Corp. (b)	61,439	47,180
Vale SA — ADR, Preference Shares	108,876	701,161
Volcan Cia Minera SAA, Class B	455,976	84,051
Western Areas Ltd. (b)	58,387	109,512
Yamana Gold, Inc.	29,079	103,846

		23,970,439
Oil, Gas & Consumable Fuels — 14.5%
Altagas Ltd.	20,821	515,208
Anadarko Petroleum Corp.	17,642	1,048,640
BP PLC	238,011	1,407,057
Cabot Oil & Gas Corp.	12,658	264,299
Cairn Energy PLC (b)	75,309	187,231
Chevron Corp.	11,532	1,207,977
Cimarex Energy Co.	5,246	677,416
ConocoPhillips	24,145	1,049,100
Devon Energy Corp.	13,296	503,785
Enbridge, Inc.	15,046	649,716

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
EnCana Corp.	53,933	$514,279
EOG Resources, Inc.	12,425	1,123,469
EQT Corp.	6,443	425,238
Exxon Mobil Corp.	25,499	2,124,577
Hess Corp.	12,506	599,913
Kosmos Energy Ltd. (b)	30,602	159,436
Lundin Petroleum AB (b)	11,216	201,611
Marathon Oil Corp.	37,347	492,233
Nexgen Energy Ltd. (b)	39,942	47,944
Noble Energy, Inc.	12,456	429,358
Occidental Petroleum Corp.	13,302	969,849
Oil Search Ltd.	86,394	433,060
Phillips 66	4,666	378,646
Pioneer Natural Resources Co.	4,779	855,537
Royal Dutch Shell PLC, A Shares	99,992	2,490,514
Tesoro Corp.	2,050	174,189
TransCanada Corp.	12,322	557,811
Valero Energy Corp.	7,686	455,319

		19,943,412
Paper & Forest Products — 0.3%
TFS Corp. Ltd. (c)	328,029	349,211
Trading Companies & Distributors — 0.1%
Titan Machinery, Inc. (b)	9,167	85,161
Total Common Stocks — 48.2%		66,467,970

Investment Companies	Shares	Value
ELEMENTSSM Linked to the Rogers International Commodity Index — Total Return (b)(d)	160,000	795,200
ETFS All Commodities DJ-UBSCISM (b)(d)	135,000	1,166,062
PowerShares DB Commodity Index Tracking Fund (b)(d)	196,000	2,932,160
Total Investment Companies — 3.6%		4,893,422

Preferred Stocks	Shares	Value
Food Products — 0.2%
Tyson Foods, Inc., 4.75% (e)	4,368	336,642

Warrants — 0.0%	Shares	Value
Nemaska Lithium, Inc. (b)	12,823	3,585
Total Warrants — 0.0%		3,585
Total Long-Term Investments (Cost — $78,233,569) — 70.7%		97,434,274

2	BLACKROCK FUNDS	OCTOBER 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Commodity Strategies Fund

Short-Term Securities
Money Market Funds	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.22% (f)(g)	1,207,322	$1,207,322
SL Liquidity Series, LLC, Money Market Series, 0.62% (f)(g)(h)	840,637	840,637
Total Money Market Funds — 1.5%		2,047,959
U.S. Treasury Obligations	Par (000)
U.S. Treasury Bills (i):
0.33%, 11/10/16	$7,000	6,999,781
0.28%, 12/08/16	7,000	6,998,785
0.30%, 1/05/17	6,000	5,997,124
0.37%, 1/26/17	6,000	5,995,639
0.44%, 2/23/17-3/30/17	12,000	11,983,973
Total U.S. Treasury Obligations — 27.5%		37,975,302
Total Short-Term Securities (Cost — $40,017,563) — 29.0%		40,023,261
Total Investments (Cost — $118,251,132*) — 99.7%		137,457,535
Other Assets Less Liabilities — 0.3%		399,930

Net Assets — 100.0%		$137,857,465

Notes to Schedule of Investments

*	As of October 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$123,663,195

Gross unrealized appreciation	$14,985,162
Gross unrealized depreciation	(1,190,822)

Net unrealized appreciation	$13,794,340

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	All or a portion of security is held by a wholly-owned subsidiary.

(e)	Convertible security.

(f)	During the period ended October 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at October 31, 2016	Value at October 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,697,413	(1,697,413)	—	—	$367
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	1,207,322	1,207,322	$1,207,322	642
SL Liquidity Series, LLC, Money Market Series	1,036,738	(196,185)	840,553	840,637	8,740	[1]
Total				$2,047,959	$9,749

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(g)	Current yield as of period end.

(h)	Security was purchased with the cash collateral from loaned securities.

(i)	Rates are discount rates or a range of discount rates at the time of purchase.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

BLACKROCK FUNDS	OCTOBER 31, 2016	3

Consolidated Schedule of Investments (continued)	BlackRock Commodity Strategies Fund

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of October 31, 2016, certain of the Fund’s investments were valued using net asset value (“NAV”) per share (or its equivalent) as a practical expedient for fair value and have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Commodity-Linked Notes	—	—	$25,732,655	$25,732,655
Common Stocks:
Chemicals	$5,948,360	$1,787,951	—	7,736,311
Energy Equipment & Services	2,126,375	—	—	2,126,375
Food & Staples Retailing	726,823	—	—	726,823
Food Products	4,782,599	3,266,327	—	8,048,926
Machinery	2,875,262	606,050	—	3,481,312
Metals & Mining	15,039,261	8,931,178	—	23,970,439
Oil, Gas & Consumable Fuels	15,223,939	4,719,473	—	19,943,412
Paper & Forest Products	—	349,211	—	349,211
Trading Companies & Distributors	85,161	—	—	85,161
Investment Companies	4,893,422	—	—	4,893,422
Preferred Stocks	336,642	—	—	336,642
Warrants	3,585	—	—	3,585
Short-Term Securities:
Money Market Funds	1,207,322	—	—	1,207,322
U.S. Treasury Obligations	—	37,975,302	—	37,975,302

Subtotal	$53,248,751	$57,635,492	$25,732,655	$136,616,898

Investments valued at NAV[1]:				840,637

Total investments				$137,457,535

[1]

As of October 31, 2016, certain of the Fund’s investments were fair valued using NAV per share or its equivalent as no quoted market value is available and have been excluded from the fair value hierarchy.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$1,055,039	—	—	$1,055,039
Foreign currency at value	3,627	—	—	3,627
Liabilities:
Collateral on securities loaned at value	—	$(840,637)	—	(840,637)

Total	$1,058,666	$(840,637)	—	$218,029

4	BLACKROCK FUNDS	OCTOBER 31, 2016

Consolidated Schedule of Investments (concluded)	BlackRock Commodity Strategies Fund

During the period ended October 31, 2016, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Commodity-Linked Notes
Assets:
Opening Balance, as of July 31, 2016	$24,743,066
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)[1]	989,589
Purchases	—
Sales	—

Closing Balance, as of October 31, 2016	$25,732,655

Net change in unrealized appreciation (depreciation) on investments still held at October 31, 2016[1]	$989,589

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at October 31, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK FUNDS	OCTOBER 31, 2016	5

Schedule of Investments October 31, 2016 (Unaudited)	BlackRock Global Long/Short Credit Fund
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Cayman Islands — 4.0%
ACAS CLO Ltd.:
Series 2014-1A, Class C, 3.78%, 7/18/26 (a)(b)	USD	995	$992,323
Series 2015-2A, Class A1, 2.24%, 10/28/27 (a)(b)		2,000	2,001,120
ALM VII Ltd., Series 2012-7A, Class A1R, 2.33%, 10/15/28 (a)(b)		12,000	12,000,000
ALM VIII Ltd., Series 2013-8A, Class A1R, 2.34%, 10/15/28 (a)(b)		2,750	2,750,000
ALM XIV Ltd., Series 2014-14A, Class C, 4.19%, 7/28/26 (a)(b)		2,375	2,317,195
Anchorage Capital CLO Ltd., Series 2014-3A, Class A2AR, 2.91%, 4/28/26 (a)(b)		2,000	2,000,000
Apidos CLO XII, Series 2013-12A, Class D, 3.93%, 4/15/25 (a)(b)		1,500	1,424,071
Apidos CLO XVII, Series 2014-17A, Class B, 3.73%, 4/17/26 (a)(b)		580	577,032
Apidos CLO XVIII, Series 2014-18A, Class C, 4.53%, 7/22/26 (a)(b)		880	867,902
Apidos CLO XXV, Series 2016-25A, Class A1, 2.31%, 10/20/28 (a)(b)		3,500	3,500,000
Ares XXVII CLO Ltd., Series 2013-2A, Class B, 2.54%, 7/28/25 (a)(b)		3,000	2,995,747
Atlas Senior Loan Fund IV Ltd., Series 2013-2A, Class A3L, 3.52%, 2/17/26 (a)(b)		1,800	1,778,304
Atlas Senior Loan Fund V Ltd.:
Series 2014-1A, Class AR, 2.30%, 7/16/26 (a)(b)		2,000	2,000,000
Series 2014-1A, Class BR, 2.87%, 7/16/26 (a)(b)		2,250	2,250,000
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class C, 4.38%, 7/20/26 (a)(b)		1,000	955,327
BlueMountain CLO Ltd., Series 2013-2A, Class A, 2.08%, 1/22/25 (a)(b)		2,500	2,498,125
Burnham Park CLO Ltd., Series 2016-1A, Class A, 2.32%, 10/20/29 (a)(b)		3,000	2,996,100
Cedar Funding III CLO Ltd., Series 2014-3A, Class D, 4.36%, 5/20/26 (a)(b)		1,105	1,071,656
Cedar Funding IV CLO Ltd., Series 2014-4A, Class A1, 2.38%, 10/23/26 (a)(b)		1,800	1,800,900
Cedar Funding VI CLO Ltd., Series 2016-6A, Class A1, 2.34%, 10/20/28 (a)(b)		7,250	7,250,000
CIFC Funding Ltd.:
Series 2012-1AR, Class B1R, 4.97%, 8/14/24 (a)(b)		1,500	1,500,012
Series 2013-3A, Class A2A, 2.73%, 10/24/25 (a)(b)		3,250	3,222,317
Series 2014-2A, Class B1L, 4.33%, 5/24/26 (a)(b)		1,355	1,296,634
Series 2014-4A, Class D, 4.28%, 10/17/26 (a)(b)		3,250	3,087,442
Series 2014-5A, Class A1R, 2.26%, 1/17/27 (a)(b)		4,000	4,000,000
Dryden 33 Senior Loan Fund, Series 2014-33A, Class B, 2.88%, 7/15/26 (a)(b)		1,000	1,002,365
Dryden 34 Senior Loan Fund, Series 2014-34A, Class C, 3.68%, 10/15/26 (a)(b)		500	499,987
Flatiron CLO Ltd., Series 2013-1A, Class A1, 2.28%, 1/17/26 (a)(b)		3,205	3,196,397
Fraser Sullivan CLO VII Ltd.:
Series 2012-7A, Class ER, 5.13%, 4/20/23 (a)(b)		1,045	870,782
Series 2012-7A, Class SUBR, 0.00%, 4/20/23 (a)(c)		1,455	519,180
Galaxy XIX CLO Ltd., Series 2015-19A, Class A1A, 2.43%, 1/24/27 (a)(b)		3,500	3,501,506
Galaxy XV CLO Ltd.:
Series 2013-15A, Class A, 2.13%, 4/15/25 (a)(b)		1,000	996,500

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Series 2013-15A, Class C, 3.28%, 4/15/25 (a)(b)	USD	1,000	$999,976
Galaxy XVII CLO Ltd., Series 2014-17A, Class AR, 2.28%, 7/15/26 (a)(b)		1,500	1,500,000
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class AR, 2.24%, 10/29/26 (a)(b)		3,250	3,250,000
Gramercy Park CLO Ltd., Series 2012-1AR, Class DR, 6.38%, 7/17/23 (a)(b)		1,000	988,348
KKR Financial CLO Ltd., Series 2013-1A, Class A1, 2.03%, 7/15/25 (a)(b)		1,640	1,634,295
LCM X LP:
Series 10AR, Class CR, 3.73%, 4/15/22 (a)(b)		645	645,184
Series 10AR, Class DR, 4.63%, 4/15/22 (a)(b)		2,000	2,000,728
LCM XVIII LP, Series 18A, Class B1, 3.18%, 4/20/27 (a)(b)		5,250	5,251,115
LCM XXI LP, Series 21A, Class A, 2.43%, 4/20/28 (a)(b)		4,000	4,012,338
Madison Park Funding IX Ltd., Series 2012-9AR, Class DR, 4.67%, 8/15/22 (a)(b)		1,500	1,491,355
Madison Park Funding VIII Ltd.:
Series 2012-8AR, Class CR, 3.50%, 4/22/22 (a)(b)		1,252	1,252,817
Series 2012-8AR, Class DR, 4.55%, 4/22/22 (a)(b)		864	863,556
Madison Park Funding X Ltd.:
Series 2012-10A, Class AR, 5.08%, 1/20/29 (a)(b)		5,500	5,500,000
Series 2012-10A, Class DR, 2.33%, 1/20/29 (a)(b)		2,630	2,630,000
Madison Park Funding XI Ltd.:
Series 2013-11A, Class A1B, 2.33%, 10/23/25 (a)(b)		5,500	5,499,930
Series 2013-11A, Class C, 3.63%, 10/23/25 (a)(b)		2,680	2,686,447
Mountain Hawk II CLO Ltd., Series 2013-2A, Class A1, 2.04%, 7/22/24 (a)(b)		2,320	2,298,746
Neuberger Berman CLO XII Ltd., Series 2012-12AR, Class DR, 4.88%, 7/25/23 (a)(b)		2,000	1,992,644
Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class D, 4.32%, 8/04/25 (a)(b)		568	545,102
OCP CLO Ltd., Series 2016-12A, Class A1, 2.46%, 10/18/28 (a)(b)		3,250	3,246,750
Octagon Investment Partners XVIII Ltd., Series 2013-1A, Class C, 4.52%, 12/16/24 (a)(b)		1,000	943,200
OHA Credit Partners VII Ltd., Series 2012-7A, Class A, 2.23%, 11/20/23 (a)(b)		3,350	3,350,061
OHA Credit Partners VIII Ltd., Series 2013-8A, Class A, 2.00%, 4/20/25 (a)(b)		1,000	996,200
OZLM VII Ltd., Series 2014-7A, Class C, 4.48%, 7/17/26 (a)(b)		1,062	1,020,101
OZLM VIII Ltd., Series 2014-8A, Class B, 3.88%, 10/17/26 (a)(b)		3,000	3,000,540
Palmer Square CLO Ltd., Series 2014-1A, Class C, 4.73%, 10/17/22 (a)(b)		515	507,499
Pinnacle Park CLO Ltd., Series 2014-1A, Class D, 4.38%, 4/15/26 (a)(b)		1,050	1,005,152
Race Point V CLO Ltd., Series 2011-5AR, Class DR, 4.60%, 12/15/22 (a)(b)		1,645	1,644,448
Race Point VIII CLO Ltd., Series 2013-8A, Class A, 2.06%, 2/20/25 (a)(b)		4,750	4,743,350
RAIT Preferred Funding II Ltd., Series 2007-2A, Class A1T, 0.82%, 6/25/45 (a)(b)		154	147,145
Regatta IV Funding Ltd., Series 2014-1A, Class C, 3.83%, 7/25/26 (a)(b)		550	550,035

BLACKROCK FUNDS	OCTOBER 31, 2016	1

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Shackleton II CLO Ltd., Series 2012-2A, Class B1R, 2.70%, 10/20/23 (a)(b)	USD	2,000	$2,000,000
Sound Point CLO II Ltd., Series 2013-1A, Class A1L, 1.92%, 4/26/25 (a)(b)		1,000	996,869
Sound Point CLO IV Ltd., Series 2013-3A, Class A, 2.25%, 1/21/26 (a)(b)		1,274	1,271,488
Steele Creek CLO Ltd., Series 2014-1A, Class C, 4.01%, 8/21/26 (a)(b)		1,110	1,110,222
Venture X CLO Ltd., Series 2012-10A, Class BR, 2.86%, 7/20/22 (a)(b)		6,500	6,500,000
Venture XIII CLO Ltd., Series 2013-13A, Class D, 4.40%, 6/10/25 (a)(b)		500	490,634
Venture XXIV CLO Ltd., Series 2016-24A, Class A1P, 2.38%, 10/20/28 (a)(b)		2,250	2,251,406
Voya CLO Ltd.:
Series 2012-1RA, Class CR, 4.56%, 3/14/22 (a)(b)		2,350	2,350,915
Series 2013-3A, Class B, 3.58%, 1/18/26 (a)(b)		2,120	2,098,975

			162,986,495
Ireland — 2.4%
Adagio IV CLO Ltd., Series IV-X, Class F, 6.65%, 10/15/29 (b)	EUR	1,700	1,664,619
ALME Loan Funding II Ltd.:
Series 2X, Class E, 4.86%, 8/15/27 (b)		3,010	3,082,206
Series 2X, Class F, 5.61%, 8/15/27 (b)		1,515	1,415,213
Arbour CLO IV DAC:
Series 4X, Class E, 0.00%, 1/15/30 (b)		1,833	1,889,241
Series 4X, Class F, 0.00%, 1/15/30 (b)		1,500	1,507,492
Arbour CLO Ltd.:
Series 2014-1X, Class E, 5.00%, 7/15/27 (b)		5,313	5,472,796
Series 2014-1X, Class F, 5.75%, 7/15/27 (b)		2,883	2,653,714
Avoca CLO XIII Ltd, Series 13X, Class E, 5.20%, 12/29/27 (b)		3,530	3,624,338
Avoca CLO XIV Ltd.:
Series 14X, Class E, 4.75%, 7/12/28 (b)		1,070	1,069,350
Series 14X, Class F, 5.75%, 7/12/28 (b)		2,200	2,052,802
Series 14X, Class SUB, 0.00%, 7/12/28		1,500	1,369,696
Avoca CLO XV Ltd.:
Series 15X, Class E, 5.00%, 1/15/29 (b)		3,240	3,241,263
Series 15X, Class F, 6.75%, 1/15/29 (b)		3,195	2,868,537
Series 15X, Class M1, 0.00%, 1/15/29 (b)		5,300	5,190,866
Avoca CLO XVII DAC, Series 17X, Class E, 0.00%, 1/15/30 (b)		1,829	1,907,605
BlueMountain EUR CLO, Series 2016-1X, Class E, 6.60%, 4/25/30 (b)		3,300	3,537,823
CVC Cordatus Loan Fund III Ltd., Series 3X, Class A1, 1.35%, 7/08/27 (b)		8,180	8,988,799
CVC Cordatus Loan Fund IV Ltd.:
Series 4X, Class E, 5.90%, 1/22/28 (b)		1,300	1,376,601
Series 4X, Class F, 6.50%, 1/22/28 (b)		4,400	4,237,466
Series 4X, Class SUB, 0.21%, 1/24/28 (b)		21,100	19,103,356
CVC Cordatus Loan Fund VII DAC, Series 7X, Class E, 7.00%, 8/15/29 (b)		2,160	2,356,924
Harvest CLO:
Series 11X, Class E, 4.95%, 3/26/29 (b)		3,120	3,158,914
Series 11X, Class SUB, 0.00%, 3/26/29 (b)		8,080	8,109,245
Series 16X, Class E, 6.40%, 10/15/29 (b)		1,690	1,802,680
Sorrento Park CLO Ltd., Series 1X, Class E, 6.07%, 11/16/27 (b)		1,400	1,294,655
St. Paul’s CLO VI DAC, Series 6X, Class D, 6.50%, 7/22/29 (b)		3,710	3,930,128

			96,906,329

Asset-Backed Securities		Par (000)		Value
Italy — 0.3%
Arianna SPV Srl:
Series 2014-1, Class A, 3.60%, 10/20/30	EUR	6,643		$7,374,303
Series 2014-1, Class B, 5.50%, 10/20/30		5,200		5,896,519
Colombo Srl, Series 2014-1, Class B, 0.25%, 8/28/26 (b)		23		25,690

				13,296,512
Netherlands — 1.5%
ALME Loan Funding V BV, Series 5X, Class E, 6.00%, 7/15/29 (b)		3,975		4,139,630
Cadogan Square CLO VII BV, Series 7X, Class E, 6.00%, 5/25/29 (b)		3,625		3,761,146
Cairn CLO VI BV, Series 2016-6X, Class E, 6.25%, 7/25/29 (b)		2,100		2,201,412
Dryden 46 Euro CLO BV, Series 2016-46X, Class E, 5.75%, 1/15/30 (b)		1,352		1,384,429
Euro-Galaxy IV CLO BV:
Series 2015-4X, Class D, 3.35%, 7/30/28 (b)		1,480		1,579,999
Series 2015-4X, Class E, 4.50%, 7/30/28 (b)		1,965		1,948,070
Series 2015-4X, Class F, 6.25%, 7/30/28 (b)		750		673,936
Euro-Galaxy V CLO BV, Series 2016-5X, Class E, 0.00%, 11/10/30 (b)		1,400		1,496,284
Jubilee CDO BV, Series 2014-VIII-X, Class SUB, 4.81%, 1/15/24 (b)		11,440		8,965,132
North Westerly CLO IV BV:
Series 2014-IV-X, Class A-1, 0.00%, 1/15/26 (b)		6,166		4,844,967
Series 2014-IV-X, Class A-1, 1.26%, 1/15/26 (b)		19,350		21,301,995
St. Pauls CLO, Series 4X, Class A1, 1.09%, 4/25/28 (b)		6,750		7,442,160
Tikehau CLO BV, Series 2015-1X, Class E, 4.60%, 8/04/28 (b)		2,300		2,285,250

				62,024,410
United States — 2.7%
Aircraft Loan Trust, Series 2015-1, Class X, 0.00%, 3/20/22 (c)	USD	—	(d)	1,737,189
Carlyle Global Market Strategies CLO Ltd.:
Series 12-4AR, Class BR, 2.78%, 10/14/28		1,500		1,500,000
Series 2012-3A, Class CR, 5.17%, 10/14/28 (a)(b)		3,495		3,495,175
Carlyle Global Market Strategies Euro CLO Ltd.:
Series 2015-2X, Class D, 5.50%, 9/21/29 (b)	EUR	2,000		2,036,943
Series 2015-2X, Class E, 6.50%, 9/21/29 (b)		1,260		1,171,243
Credit Acceptance Auto Loan Trust:
Series 2014-2A, Class B, 2.67%, 9/15/22 (a)	USD	2,000		2,011,145
Series 2015-1A, Class B, 2.61%, 1/17/23 (a)		4,240		4,260,472
Series 2015-1A, Class C, 3.30%, 7/17/23 (a)		1,500		1,495,150
Series 2015-2A, Class B, 3.04%, 8/15/23 (a)		3,695		3,739,745
Series 2015-2A, Class C, 3.76%, 2/15/24 (a)		2,000		1,996,955
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44 (a)		4,588		4,495,563
Navient Private Education Loan Trust:
Series 2015-AA, Class A3, 2.23%, 11/15/30 (a)(b)		4,705		4,829,353

2	BLACKROCK FUNDS	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Asset-Backed Securities		Par (000)		Value
United States (continued)
Series 2015-AA, Class B, 3.50%, 12/15/44 (a)	USD	1,400		$1,358,627
Series 2014-CTA, Class A, 1.23%, 9/16/24 (a)(b)		499		498,367
Series 2014-CTA, Class B, 2.28%, 10/17/44 (a)(b)		1,500		1,420,221
OneMain Financial Issuance Trust:
Series 2015-1A, Class B, 3.85%, 3/18/26 (a)		4,710		4,749,741
Series 2014-1A, Class A, 2.43%, 6/18/24 (a)		3,515		3,517,171
Series 2014-2A, Class A, 2.47%, 9/18/24 (a)		3,022		3,028,471
Series 2014-2A, Class B, 3.02%, 9/18/24 (a)		1,000		1,000,064
Series 2015-1A, Class A, 3.19%, 3/18/26 (a)		4,710		4,755,007
Series 2015-2A, Class A, 2.57%, 7/18/25 (a)		9,235		9,265,543
Series 2015-2A, Class B, 3.10%, 7/18/25 (a)		1,845		1,836,720
Santander Drive Auto Receivables Trust:
Series 2012-AA, Class Cert, 0.00%, 12/16/19 (a)(c)		—	(d)	2,129,400
Series 2014-3, Class C, 2.13%, 8/17/20		1,500		1,508,409
Series 2014-3, Class D, 2.65%, 8/17/20		5,000		5,067,575
Series 2014-4, Class D, 3.10%, 11/16/20		1,250		1,279,254
Series 2014-S5, Class Cert, 0.00%, 6/18/19 (a)(c)		—	(d)	2,347,410
Series 2014-S6, Class Cert, 0.00%, 12/16/19 (a)(c)		—	(d)	2,616,120
SLM Private Education Loan Trust:
Series 2011-B, Class A3, 2.78%, 6/16/42 (a)(b)		9,870		10,280,505
Series 2013-B, Class B, 3.00%, 5/16/44 (a)		5,640		5,550,871
SMB Private Education Loan Trust, Series 2015-C, Class B, 3.50%, 9/15/43 (a)		9,225		9,212,161
Springleaf Funding Trust, Series 2015-AA, Class A, 3.16%, 11/15/24 (a)		7,525		7,599,305

				111,789,875
Total Asset-Backed Securities — 10.9%				447,003,621

Common Stocks		Shares		Value
Canada — 0.0%
Amaya, Inc.		5,000		67,250
Luxembourg — 0.1%
Concrete Investment I SCA (e)(f)(g)		20,000		1,229,486
Concrete Investment II SCA (e)(g)		11,824		—

				1,229,486
Netherlands — 0.1%
NXP Semiconductor NV (h)		40,000		4,000,000
United States — 0.3%
AMC Networks, Inc., Class A		60,000		2,935,800
Apple Inc. (h)		31,700		3,599,218
HCA Holdings, Inc. (e)		9,000		688,770
Microsoft Corp.		72,200		4,326,224

Common Stocks		Shares	Value
United States (continued)
Mylan NV		45,000	$1,642,500
Ovation Acquisition I LLC (Acquired 12/28/15, cost $10,049) (e)(i)		10,049	10,049

			13,202,561
Total Common Stocks — 0.5%			18,499,297

Corporate Bonds		Par (000)	Value
Australia — 0.3%
APT Pipelines Ltd.:
3.88%, 10/11/22	USD	379	391,531
4.20%, 3/23/25		1,468	1,504,113
GAIF Bond Issuer Pty. Ltd, 3.40%, 9/30/26		775	771,367
Goodman Funding Pty. Ltd., 6.00%, 3/02/22		900	1,045,255
QBE Insurance Group Ltd., 5.88%, 6/17/46 (b)		477	493,759
Virgin Australia Holdings Ltd., 7.88%, 10/15/21		1,300	1,315,964
Virgin Australia Trust:
Series 2013-1, Class B, 6.00%, 4/23/22 (a)		2,582	2,620,519
Series 2013-1, Class C, 7.13%, 10/23/18 (a)		5,203	5,281,101

			13,423,609
Canada — 2.6%
Air Canada Pass-Through Trust:
Series 2013-1, Class B, 5.38%, 11/15/22 (a)		1,616	1,692,627
Series 2013-1, Class C, 6.63%, 5/15/18 (a)		3,045	3,174,413
Series 2015-2, Class B, 5.00%, 12/15/23 (a)		20,000	20,200,000
BC ULC/New Red Finance, Inc., 6.00%, 4/01/22 (a)		17,665	18,459,925
Cenovus Energy, Inc., 5.70%, 10/15/19		41,300	44,628,450
Teck Resources Ltd.:
8.00%, 6/01/21 (a)		952	1,040,060
8.50%, 6/01/24 (a)(j)		5,286	6,118,545
6.00%, 8/15/40		7,375	7,116,875
6.25%, 7/15/41		5,319	5,265,810
5.20%, 3/01/42		563	508,107

			108,204,812
Cayman Islands — 0.1%
Goodman HK Finance, 4.38%, 6/19/24		400	425,232
Hutchison Whampoa International 11 Ltd., 4.63%, 1/13/22		1,076	1,194,023
Hutchison Whampoa International 14 Ltd., 3.63%, 10/31/24		1,500	1,577,235

			3,196,490
China — 0.5%
Biostime International Holdings Ltd., 7.25%, 6/21/21		400	422,536
China Aoyuan Property Group Ltd., 10.88%, 5/26/18		450	487,141
CIFI Holdings Group Co. Ltd., 7.75%, 6/05/20		1,350	1,457,903
Fantasia Holdings Group Co. Ltd., 7.38%, 10/04/21		433	430,559
Far East Horizon Ltd., 5.55% (b)(f)		400	405,994

BLACKROCK FUNDS	OCTOBER 31, 2016	3

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Corporate Bonds		Par (000)	Value
China (continued)
Guangxi Communications Investment Group Co. Ltd., 3.00%, 11/04/19	USD	700	$702,394
Jingneng Clean Energy Investment Holdings Ltd., 4.30%, 12/23/17	CNH	6,000	885,578
Kaisa Group Holdings Ltd., 6.56% (6.56% Cash or 6.56% PIK), 6/30/20 (k)	USD	766	716,349
Maoye International Holdings Ltd., 7.75%, 5/19/17		826	823,935
Powerlong Real Estate Holdings Ltd., 4.88%, 9/15/21		430	407,968
Proven Honour Capital Ltd.:
4.13%, 5/19/25		4,200	4,395,888
4.13%, 5/06/26		1,550	1,616,913
Shenzhen Expressway Co. Ltd., 2.88%, 7/18/21		450	453,974
Sunshine Life Insurance Co. Ltd., 4.50%, 4/20/26		948	986,719
Union Life Insurance Co. Ltd., 3.00%, 9/19/21		4,400	4,298,030
West China Cement Ltd., 6.50%, 9/11/19		410	425,044
Xinyuan Real Estate Co. Ltd., 8.13%, 8/30/19		350	341,692
Yestar International Holdings Co. Ltd., 6.90%, 9/15/21		800	835,316

			20,093,933
Cyprus — 0.5%
Aroundtown Property Holdings PLC, 3.00%, 5/05/20 (l)	EUR	13,000	18,484,988
France — 1.0%
Air Liquide Finance SA, 3.50%, 9/27/46 (a)	USD	2,190	2,128,176
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29		300	330,750
BNP Paribas Cardif SA, 4.03% (b)(f)	EUR	6,700	7,355,069
Casino Guichard Perrachon SA, 2.33%, 2/07/25		6,400	7,129,183
Credit Agricole Assurances SA, 4.25% (b)(f)		9,800	10,663,867
Lion/Seneca France 2, 7.88%, 4/15/19		6,241	6,659,259
SFR Group SA, 7.38%, 5/01/26 (a)	USD	7,283	7,355,830

			41,622,134
Germany — 2.2%
Commerzbank AG:
7.75%, 3/16/21	EUR	5,500	7,184,535
4.00%, 3/23/26		2,290	2,536,371
Deutsche Bank AG, 4.25%, 10/14/21 (a)	USD	34,874	35,103,680
HSH Nordbank AG:
0.50%, 2/14/17 (b)	EUR	13,100	13,950,612
0.54%, 2/14/17 (b)		5,287	5,634,940
IHO Verwaltungs GmbH:
2.75% (2.75% Cash or 3.50% PIK), 9/15/21 (k)		1,875	2,105,568
3.25% (3.25% Cash or 4.00% PIK), 9/15/23 (k)		5,700	6,351,825
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.63%, 4/15/23		997	1,161,265
4.00%, 1/15/25		6,730	7,627,998
4.63%, 2/15/26		1,200	1,399,796
3.50%, 1/15/27		3,620	3,899,363
6.25%, 1/15/29		2,049	2,496,768

			89,452,721
Guernsey — 0.1%
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1, 5.25%, 5/30/23 (a)	USD	3,373	3,549,647
Hong Kong — 0.1%
AIA Group Ltd., 3.20%, 3/11/25		1,350	1,357,849
LS Finance 2022 Ltd., 4.25%, 10/16/22		624	642,955
Noble Group Ltd., 3.63%, 3/20/18		624	561,600

Corporate Bonds		Par (000)	Value
Hong Kong (continued)
RH International Finance Ltd., 3.88%, 7/20/21	USD	200	$198,751
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 2/14/22		260	287,789

			3,048,944
India — 0.3%
Adani Transmission Ltd., 4.00%, 8/03/26		727	723,614
Bharti Airtel International Netherlands BV, 5.13%, 3/11/23		2,900	3,117,932
Greenko Investment Co., 4.88%, 8/16/23		1,000	973,768
HT Global IT Solutions Holdings Ltd., 7.00%, 7/14/21		1,250	1,312,456
ICICI Bank Ltd., 4.00%, 3/18/26		636	646,461
Reliance Holding USA, Inc., 5.40%, 2/14/22		1,000	1,116,173
Reliance Industries Ltd., 5.88%, 2/28/49		1,487	1,521,231
TML Holdings Pte. Ltd., 5.75%, 5/07/21		212	222,605
UPL Corp. Ltd., 3.25%, 10/13/21		1,900	1,898,767
Vedanta Resources PLC:
6.00%, 1/31/19		1,000	995,100
8.25%, 6/07/21		1,411	1,444,582

			13,972,689
Indonesia — 0.1%
Alam Synergy Pte. Ltd., 6.63%, 4/24/22		700	703,464
Jababeka International BV, 6.50%, 10/05/23 (a)		435	443,704
Star Energy Geothermal Wayang Windu Ltd., 6.13%, 3/27/20		200	207,500
Theta Capital Pte. Ltd., 7.00%, 4/11/22		1,500	1,587,384

			2,942,052
Ireland — 0.4%
Allied Irish Banks PLC, 4.13%, 11/26/25 (b)	EUR	4,275	4,587,313
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.07%, 5/15/21 (a)(b)	USD	4,100	4,182,000
4.63%, 5/15/23 (a)		1,428	1,442,280
7.25%, 5/15/24 (a)		2,302	2,428,610
Bank of Ireland, 4.25%, 6/11/24 (b)	EUR	4,050	4,469,013

			17,109,216
Italy — 2.3%
Intesa Sanpaolo SpA:
6.63%, 9/13/23		8,995	11,555,408
3.93%, 9/15/26		6,000	6,630,430
Meccanica Holdings USA, Inc.:
7.38%, 7/15/39 (a)	USD	6,850	7,637,750
6.25%, 1/15/40 (a)		6,880	6,983,200
Mercury Bondco PLC, 8.25% (8.25% Cash or 9.00% PIK), 5/30/21 (k)	EUR	6,992	8,058,886
Telecom Italia Capital SA:
6.38%, 11/15/33	USD	6,033	6,180,809
6.00%, 9/30/34		5,447	5,419,765
Telecom Italia Finance SA:
7.75%, 1/24/33	EUR	7,060	10,165,904
6.13%, 11/15/16 (l)		2,100	2,357,155
UniCredit SpA:
6.95%, 10/31/22		4,520	5,611,360
5.75%, 10/28/25 (b)		14,590	16,833,203
Wind Acquisition Finance SA, 7.38%, 4/23/21 (a)	USD	5,200	5,343,000

			92,776,870
Japan — 0.1%
Universal Entertainment Corp., 6.00% (6.00% Cash or 8.50% PIK), 8/24/20 (a)(k)		3,000	3,007,500

4	BLACKROCK FUNDS	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Corporate Bonds		Par (000)	Value
Luxembourg — 0.6%
Altice Financing SA, 6.63%, 2/15/23 (a)	USD	2,329	$2,398,870
APERAM SA, 0.63%, 7/08/21 (l)		11,600	14,279,600
Bilbao Luxembourg SA, 11.06% (10.50% Cash or 11.25% PIK), 12/01/18 (k)	EUR	5,172	5,717,875
DEA Finance SA, 7.50%, 10/15/22		700	794,010

			23,190,355
Malaysia — 0.0%
RHB Bank Bhd, 2.50%, 10/06/21	USD	1,050	1,043,036
Netherlands — 1.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.25%, 7/01/20		9,981	10,355,287
4.63%, 7/01/22		6,469	6,752,019
Constellium NV, 8.00%, 1/15/23 (a)		2,020	1,969,500
Sensata Technologies BV, 5.00%, 10/01/25 (a)		3,155	3,233,875
Shell International Finance BV:
1.75%, 9/12/21		10,000	9,881,660
3.75%, 9/12/46		20,000	19,039,780

			51,232,121
New Zealand — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA:
4.38%, 7/15/21 (a)(b)		1,957	1,996,140
7.00%, 7/15/24 (a)		769	821,869

			2,818,009
Norway — 0.4%
Golden Ocean Group Ltd., 3.07%, 1/30/19 (l)		1,800	1,314,000
Norwegian Air Shuttle ASA Pass-Through Trust, 7.50%, 11/10/23 (a)		14,835	14,872,087

			16,186,087
Philippines — 0.0%
BDO Unibank, Inc., 2.63%, 10/24/21		1,100	1,094,948
Rizal Commercial Banking Corp., 4.25%, 1/22/20		400	419,972

			1,514,920
Portugal — 0.3%
Banco Espirito Santo SA:
2.63%, 5/08/17 (e)(m)	EUR	6,100	1,774,521
4.75%, 1/15/18 (e)(m)		19,300	5,614,468
4.00%, 1/21/19 (e)(m)		22,800	6,632,636

			14,021,625
Singapore — 0.1%
Global A&T Electronics Ltd., 10.00%, 2/01/19	USD	2,850	2,265,750
Suntec Real Estate Investment Trust, 1.75%, 9/05/21 (l)	SGD	1,250	887,394
United Overseas Bank Ltd.:
3.50%, 9/16/26 (b)	USD	1,600	1,631,139
2.88%, 3/08/27 (b)		900	890,370

			5,674,653
South Korea — 0.1%
Busan Bank Co. Ltd., 3.63%, 7/25/26		950	934,325
Hyundai Capital Services, Inc., 2.88%, 3/16/21		2,000	2,050,484
Woori Bank, 4.75%, 4/30/24		2,130	2,255,497

			5,240,306

Corporate Bonds		Par (000)		Value
Spain — 0.4%
BPE Financiaciones SA, 2.00%, 2/03/20	EUR	10,500		$11,818,623
Santander Issuances SAU, 3.25%, 4/04/26		3,700		4,170,105

				15,988,728
Switzerland — 0.1%
Credit Suisse AG, 5.75%, 9/18/25 (b)		3,970		4,740,336
Taiwan — 0.1%
Foxconn Far East Ltd., 2.25%, 9/23/21	USD	2,300		2,277,745
Thailand — 0.1%
CP Foods Holdings Ltd., 0.50%, 9/22/21 (l)		800		799,800
Kasikornbank Pcl, 2.38%, 4/06/22		1,700		1,672,599

				2,472,399
Turkey — 0.3%
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 3/15/27 (a)		14,025		13,429,211
United Kingdom — 3.5%
Annington Finance No. 4 PLC, 1.37%, 1/10/23 (b)	GBP	—	(d)	618
Annington Finance No. 5 PLC, 13.00% (13.00% Cash or 13.50% PIK), 1/15/23 (k)		2,534		3,620,577
Cognita Financing PLC, 7.75%, 8/15/21		875		1,121,363
Enterprise Funding Ltd., 3.50%, 9/10/20 (l)		5,100		4,843,498
HSBC Holdings PLC:
3.40%, 3/08/21	USD	15,000		15,463,710
3.60%, 5/25/23		379		391,469
Iceland Bondco PLC, 6.75%, 7/15/24	GBP	1,500		1,699,225
Ineos Finance PLC, 4.00%, 5/01/23	EUR	10,840		12,127,901
New Look Secured Issuer PLC, 6.50%, 7/01/22	GBP	11,030		12,085,894
Pension Insurance Corp. PLC, 6.50%, 7/03/24		825		970,256
Pizzaexpress Financing 2 PLC, 6.63%, 8/01/21		5,800		6,977,506
Punch Taverns Finance B Ltd.:
Series A3, 7.37%, 9/30/21		749		934,416
Series A6, 5.94%, 9/30/22		5,363		6,273,749
Series A7, 5.27%, 3/30/24		2,409		2,663,929
Punch Taverns Finance PLC:
0.40%, 7/15/21 (b)		1,105		1,237,394
Series 2014, 6.03%, 10/15/27 (a)(b)		10,514		11,003,092
Standard Chartered PLC, 4.05%, 4/12/26	USD	1,000		1,029,088
Synlab Unsecured Bondco PLC, 8.25%, 7/01/23	EUR	2,400		2,839,058
Tullow Oil Jersey Ltd., 6.63%, 7/12/21 (l)	USD	1,800		2,158,560
Unique Pub Finance Co. PLC:
7.40%, 3/28/24	GBP	4,666		5,786,618
5.66%, 6/30/27		9,686		12,459,469
6.46%, 3/30/32		6,595		6,870,604
Virgin Media Receivables Financing Notes I DAC, 5.50%, 9/15/24		3,900		4,682,749
Virgin Media Secured Finance PLC:
5.50%, 1/15/25		5,535		6,896,815
4.88%, 1/15/27		5,175		6,191,706
6.25%, 3/28/29		4,595		5,889,208
Voyage Care Bondco PLC, 11.00%, 2/01/19		5,000		6,028,837

				142,247,309
United States — 32.6%
AbbVie, Inc., 4.45%, 5/14/46	USD	5,000		4,934,125
Acadia Healthcare Co., Inc., 5.63%, 2/15/23		740		740,925
Actavis Funding SCS:
4.55%, 3/15/35		10,000		10,325,080

BLACKROCK FUNDS	OCTOBER 31, 2016	5

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Corporate Bonds		Par (000)	Value
United States (continued)
4.85%, 6/15/44	USD	10,000	$10,579,860
4.75%, 3/15/45		20,000	20,978,640
Aetna, Inc., 4.38%, 6/15/46		2,828	2,867,790
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 6.63%, 6/15/24 (a)		1,271	1,318,663
Alcoa Nederland Holding BV:
6.75%, 9/30/24 (a)		301	311,535
7.00%, 9/30/26 (a)		339	349,102
Alere, Inc.:
6.50%, 6/15/20		14,125	14,307,354
6.38%, 7/01/23 (a)		7,415	7,637,450
AMC Entertainment Holdings, Inc., 6.38%, 11/15/24	GBP	725	893,713
AMC Networks, Inc.:
4.75%, 12/15/22	USD	250	255,000
5.00%, 4/01/24		10,391	10,520,887
American Airlines Group, Inc., 4.63%, 3/01/20 (a)		8,135	8,185,844
American Airlines Pass-Through Trust:
Series 2001-1, Class A-1, 6.98%, 5/23/21		9,484	9,626,589
Series 2011-1, Class B, 7.00%, 1/31/18 (a)		2,992	3,149,096
Series 2013-1, Class C, 6.13%, 7/15/18 (a)		12,304	12,765,400
Series 2013-2, Class C, 6.00%, 1/15/17 (a)		32,651	32,853,015
American Tire Distributors, Inc., 10.25%, 3/01/22 (a)		173	159,053
Amgen, Inc.:
1.85%, 8/19/21		15,000	14,770,020
2.60%, 8/19/26		15,000	14,449,950
4.40%, 5/01/45		15,000	15,251,895
Amsurg Corp., 5.63%, 7/15/22		4,595	4,686,900
Anthem, Inc.:
5.85%, 1/15/36		4,332	5,118,353
4.65%, 1/15/43		387	410,138
AT&T Inc.:
0.00%, 11/27/22 (a)(c)(n)		50,000	40,564,400
4.75%, 5/15/46		8,650	8,464,682
Bank of America Corp.:
2.06%, 10/21/22 (b)		15,000	15,012,315
3.25%, 10/21/27		15,000	15,005,610
Baxter International, Inc.:
1.70%, 8/15/21		15,000	14,913,570
2.60%, 8/15/26		20,000	19,368,140
3.50%, 8/15/46		15,000	13,541,790
Blackstone CQP HoldCo LP, 9.30%, 3/31/19		11,046	11,156,057
Calpine Corp., 5.38%, 1/15/23		1,700	1,683,000
Capital One Financial Corp., 3.75%, 7/28/26		12,000	11,985,492
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.88%, 4/01/24 (a)		2,802	2,963,115
5.75%, 2/15/26 (a)		1,707	1,778,481
5.88%, 5/01/27 (a)		3,800	3,980,500
CF Industries, Inc., 5.38%, 3/15/44		15,000	12,830,205
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/45 (a)		10,000	11,718,500
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24 (a)		1,453	1,540,180
Chevron Corp., 3.19%, 6/24/23		5,503	5,817,007
Citigroup, Inc., 3.20%, 10/21/26		10,000	9,976,580
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22		4,595	4,680,007
Comcast Corp., 1.63%, 1/15/22		13,198	12,932,100

Corporate Bonds		Par (000)	Value
United States (continued)
Continental Airlines Pass-Through Certificates:
Series 2012-2, Class A, 4.00%, 10/29/24	USD	2,372	$2,544,142
Series 2012-3, Class C, 6.13%, 4/29/18		4,500	4,725,000
Cox Communications, Inc.:
3.25%, 12/15/22 (a)		6,385	6,394,220
2.95%, 6/30/23 (a)		9,529	9,253,412
3.35%, 9/15/26 (a)		185	182,435
CSC Holdings LLC:
10.13%, 1/15/23 (a)		1,984	2,236,960
5.25%, 6/01/24		1,785	1,668,975
CSX Corp., 4.25%, 11/01/66		20,675	19,935,186
DaVita, Inc., 5.00%, 5/01/25		3,862	3,726,830
Delta Air Lines Pass Through Trust, Series 2015-1, Class B, 4.25%, 7/30/23		17,765	18,431,194
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.88%, 6/15/21 (a)		3,059	3,224,058
7.13%, 6/15/24 (a)		6,613	7,244,244
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (a)		2,555	2,344,213
Dollar Tree, Inc.:
5.25%, 3/01/20		291	301,913
5.75%, 3/01/23		4,921	5,240,865
Dynegy, Inc., 6.75%, 11/01/19		640	647,738
E*TRADE Financial Corp., 4.63%, 9/15/23		690	715,875
Ecolab, Inc., 3.70%, 11/01/46		15,000	14,680,395
EMC Corp., 1.88%, 6/01/18		6,959	6,862,687
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.:
6.00%, 7/15/23 (a)		4,953	4,309,110
6.00%, 2/01/25 (a)		2,698	2,273,065
Energy Transfer Partners LP:
6.50%, 2/01/42		9,932	10,516,081
5.95%, 10/01/43		5,312	5,466,877
6.13%, 12/15/45		9,688	10,100,292
Equinix, Inc.:
5.38%, 1/01/22		3,700	3,922,000
5.75%, 1/01/25		4,554	4,815,855
5.88%, 1/15/26		2,296	2,454,240
ESH Hospitality, Inc., 5.25%, 5/01/25 (a)		1,886	1,867,140
First Data Corp.:
5.38%, 8/15/23 (a)		1,428	1,477,980
7.00%, 12/01/23 (a)		9,449	9,897,827
5.75%, 1/15/24 (a)		3,564	3,617,460
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (a)(n)		5,985	6,014,925
Ford Motor Co., 4.75%, 1/15/43		15,000	15,005,850
Ford Motor Credit Co. LLC, 3.34%, 3/18/21		15,000	15,423,750
Freeport-McMoRan, Inc., 2.38%, 3/15/18		2,390	2,360,125
Gilead Sciences, Inc.:
3.65%, 3/01/26		10,000	10,482,420
4.00%, 9/01/36		4,975	4,983,562
4.15%, 3/01/47		6,475	6,427,344
Goldman Sachs Group, Inc.:
2.24%, 11/15/21 (b)		15,000	14,983,635
2.64%, 10/28/27 (b)		30,000	30,055,500
Halliburton Co., 5.00%, 11/15/45		25,000	27,313,700
HCA, Inc.:
4.25%, 10/15/19		9,075	9,415,313
7.50%, 2/15/22		610	694,180
5.38%, 2/01/25		2,098	2,141,429
HD Supply, Inc., 5.25%, 12/15/21 (a)		10,696	11,364,500
Herc Rentals, Inc.:
7.50%, 6/01/22 (a)		11,415	11,415,000
7.75%, 6/01/24 (a)		7,500	7,537,500

6	BLACKROCK FUNDS	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Corporate Bonds		Par (000)	Value
United States (continued)
Hertz Corp., 5.50%, 10/15/24 (a)	USD	7,270	$7,058,443
Hess Corp., 5.80%, 4/01/47		20,000	20,616,280
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.63%, 10/15/21		5,575	5,742,250
Hologic, Inc., 5.25%, 7/15/22 (a)		1,881	1,989,346
Huntington Ingalls Industries, Inc., 5.00%, 12/15/21 (a)		7,183	7,524,193
Inception Merger Sub, Inc./Rackspace Hosting, Inc., 8.63%, 11/15/24 (a)		1,982	1,982,000
Informatica LLC, 7.13%, 7/15/23 (a)		14,142	13,187,415
Iron Mountain, Inc., 6.00%, 10/01/20 (a)		660	698,775
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 8/01/23 (a)		2,992	3,008,456
JPMorgan Chase & Co., 2.12%, 10/24/23 (b)		10,000	9,960,650
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.00%, 6/01/24 (a)		706	734,240
KLX, Inc., 5.88%, 12/01/22 (a)		920	936,284
Level 3 Financing, Inc.:
6.13%, 1/15/21		9,808	10,126,760
5.13%, 5/01/23		2,754	2,781,540
5.38%, 1/15/24		1,120	1,142,400
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.88%, 4/15/20 (a)		709	711,659
5.75%, 8/01/22 (a)		13,640	12,923,900
5.50%, 4/15/25 (a)		614	567,950
MDC Partners, Inc., 6.50%, 5/01/24 (a)		1,606	1,369,115
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 5.63%, 5/01/24 (a)		1,661	1,767,968
MGM Resorts International, 6.00%, 3/15/23 Micron Technology, Inc.:		1,448	1,567,460
5.25%, 8/01/23 (a)		20,561	20,149,780
7.50%, 9/15/23 (a)		11,538	12,735,067
NBTY, Inc., 7.63%, 5/15/21 (a)		1,720	1,681,300
Netflix, Inc., 4.38%, 11/15/26 (a)		5,584	5,493,260
Nexstar Escrow Corp., 5.63%, 8/01/24 (a)		1,009	1,001,433
Northwest Florida Timber Finance LLC, 4.75%, 3/04/29 (a)		8,970	8,086,285
Novelis Corp.:
6.25%, 8/15/24 (a)		2,703	2,811,120
5.88%, 9/30/26 (a)		2,060	2,085,750
NRG Energy, Inc.:
6.25%, 7/15/22		1,700	1,704,250
6.63%, 1/15/27 (a)		1,908	1,786,956
Nuance Communications, Inc., 5.38%, 8/15/20 (a)		4,654	4,781,985
Post Holdings, Inc.:
7.75%, 3/15/24 (a)		2,561	2,830,417
8.00%, 7/15/25 (a)		1,083	1,234,620
5.00%, 8/15/26 (a)		1,274	1,235,780
PQ Corp., 6.75%, 11/15/22 (a)		659	710,896
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (a)		14,280	15,172,500
Qorvo, Inc.:
6.75%, 12/01/23		10,450	11,442,750
7.00%, 12/01/25		11,854	12,980,130
QUALCOMM, Inc., 4.80%, 5/20/45		7,500	8,250,247
Realogy Group LLC/Realogy Co-Issuer Corp., 4.88%, 6/01/23 (a)		1,560	1,560,000
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/01/23 (a)		1,127	1,142,496
Rite Aid Corp., 6.13%, 4/01/23 (a)		20,005	21,105,275
Riverbed Technology, Inc., 8.88%, 3/01/23 (a)		6,430	6,847,950
Rolta Americas LLC, 8.88%, 7/24/19 (e)(m)		435	56,006
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21		2,135	2,247,087

Corporate Bonds		Par (000)	Value
United States (continued)
6.25%, 3/15/22	USD	2,628	$2,877,660
5.88%, 6/30/26 (a)		1,626	1,752,340
Sabine Pass LNG LP, 7.50%, 11/30/16		2,755	2,765,745
Sabre GLBL, Inc.:
5.38%, 4/15/23 (a)		9,957	10,218,371
5.25%, 11/15/23 (a)		3,156	3,238,845
SBA Communications Corp., 4.88%, 9/01/24 (a)		1,658	1,658,000
Sealed Air Corp., 5.13%, 12/01/24 (a)		3,486	3,686,445
Shea Homes LP/Shea Homes Funding Corp., 5.88%, 4/01/23 (a)		680	668,100
Sirius XM Radio, Inc., 5.38%, 4/15/25 (a)		300	305,970
Spectrum Brands, Inc., 5.75%, 7/15/25		4,679	5,065,017
Sprint Communications, Inc., 9.00%, 11/15/18 (a)		3,009	3,309,900
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 9/20/21 (a)		8,947	9,025,286
Standard Industries, Inc., 5.13%, 2/15/21 (a)		566	594,300
Station Casinos LLC, 7.50%, 3/01/21		680	715,372
Symantec Corp., 3.95%, 6/15/22		3,680	3,744,974
Tenet Healthcare Corp.:
5.00%, 3/01/19		6,812	6,605,528
4.35%, 6/15/20 (b)		6,100	6,145,750
6.00%, 10/01/20		3,227	3,399,257
Time Warner Cable, Inc.:
5.00%, 2/01/20		14,897	16,070,913
5.88%, 11/15/40 (n)		15,000	16,428,405
Time Warner, Inc.:
4.65%, 6/01/44		1,179	1,220,456
4.85%, 7/15/45		6,358	6,752,330
T-Mobile USA, Inc.:
6.63%, 4/28/21		2,895	3,036,131
6.73%, 4/28/22		1,490	1,557,050
6.00%, 3/01/23		7,092	7,464,330
6.50%, 1/15/24		2,810	3,006,700
6.38%, 3/01/25		6,975	7,476,363
TransDigm, Inc.:
6.00%, 7/15/22		3,770	3,930,225
6.50%, 7/15/24		5,335	5,615,087
U.S. Airways Pass-Through Trust:
Series 2012-1, Class B, 8.00%, 10/01/19		755	836,462
Series 2012-2, Class B, 6.75%, 6/03/22		2,543	2,759,047
Series 2012-2, Class C, 5.45%, 6/03/18		12,800	13,056,000
Series 2013-1, Class B, 5.38%, 11/15/21		6,347	6,552,874
United Airlines Pass-Through Trust:
Series 2013-1, Class A, 4.30%, 8/15/25		5,368	5,824,095
Series 2014-2, Class B, 4.63%, 9/03/22		8,084	8,225,256
United Rentals North America, Inc., 5.50%, 5/15/27		761	757,195
United States Steel Corp., 8.38%, 7/01/21 (a)		1,127	1,197,437
United Technologies Corp.:
2.65%, 11/01/26		10,000	9,994,800
3.75%, 11/01/46		10,000	9,918,840
Univision Communications, Inc.:
8.50%, 5/15/21 (a)		7,085	7,301,248
5.13%, 5/15/23 (a)		8,550	8,678,250
5.13%, 2/15/25 (a)		1,369	1,372,423
USG Corp., 9.50%, 1/15/18		1,160	1,249,900
Viacom, Inc.:
3.45%, 10/04/26		725	720,085
4.38%, 3/15/43		10,000	9,199,920
Wayne Merger Sub LLC, 8.25%, 8/01/23 (a)		1,850	1,882,375

BLACKROCK FUNDS	OCTOBER 31, 2016	7

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Corporate Bonds		Par (000)	Value
United States (continued)
Weatherford International Ltd., 7.75%, 6/15/21	USD	1,338	$1,351,380
Wells Fargo & Co.:
4.10%, 6/03/26		15,000	15,759,435
3.00%, 10/23/26		15,000	14,897,025
Western Digital Corp.:
7.38%, 4/01/23 (a)(n)		14,227	15,560,781
10.50%, 4/01/24 (a)(n)		22,821	26,358,255
WMG Acquisition Corp., 4.13%, 11/01/24	EUR	2,200	2,489,445
XPO Logistics, Inc., 6.50%, 6/15/22 (a)	USD	2,834	2,947,360
Zayo Group LLC/Zayo Capital, Inc.:
6.00%, 4/01/23		760	799,900
6.38%, 5/15/25		1,609	1,693,987

			1,339,304,159
Vietnam — 0.0%
Vingroup JSC, 11.63%, 5/07/18		810	856,980
Total Corporate Bonds — 50.5%			2,073,123,584

Floating Rate Loan Interests (b)		Par (000)	Value
Canada — 0.2%
B.C. Unlimited Liability Co. (New Red Finance, Inc.) (AKA Burger King/Tim Hortons), Term B-2 Loan, 3.75%, 12/10/21		8,352	8,386,929
Ceva Logistics Canada ULC (FKA TNT Canada ULC), Canadian Term Loan, 6.50%, 3/19/21		127	101,435

			8,488,364
France — 0.1%
Numericable-SFR SA, Term Loan, 3.00%, 1/14/25	EUR	2,200	2,432,836
Vivarte, BOND, 4.00%-7.00%, 10/29/19		100	66,602

			2,499,438
Germany — 0.5%
IVG Immobilien AG:
Facility A1 Loan, 9.50%, 6/02/17		2,485	2,714,568
Facility A2 Loan, 9.50%, 6/02/17		3,684	4,024,437
Paternoster Holding IV GmbH, Facility B, 7.13%, 3/31/22		4,352	4,741,599
PAW Luxco II S.à r.l. (Jack Wolfskin), Facility B, 5.00%, 7/29/18		2,765	2,331,795
Springer SBM Two GmbH:
Initial Term B8 Loan, 4.75%, 8/14/20		4,058	4,474,368
Term Loan, 9.00%, 8/16/21 (a)		1,031	1,132,060

			19,418,827
Italy — 0.3%
Sit SpA, Medium Term Facility B, 5.50%, 4/30/20		12,000	12,909,600
Luxembourg — 0.5%
Azelis Finance SA (Azelis U.S. Holding, Inc.):
Euro Term Loan (First Lien), 6.50%, 12/16/22		1,409	1,556,944
Euro Term Loan (Second Lien), 9.50%, 12/18/23		5,040	5,553,433
BSN Medical Luxembourg Finance Holding S.à r.l. (FKA Boston Luxembourg III S.à r.l.), Facility (Second Lien), 8.00%, 8/31/21	EUR	1,600	1,738,844
Endo Luxembourg Finance Co. I S.à r.l., 2015 Incremental Term B Loan, 3.75%, 9/26/22	USD	3,330	3,324,443
Gaming Invest S.à r.l. (AKA Sisal SpA), Facility (Mezzanine), 3.63%-5.50%, 12/31/17	EUR	3,787	4,157,550

Floating Rate Loan Interests (b)		Par (000)	Value
Luxembourg (continued)
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19	USD	1,196	$1,141,969
IVG Immobilien AG:
Facility A2, 2.00%, 6/02/17	EUR	55	3,040
Facility A2 (EUR), 2.00%, 6/02/17		71	3,876
Facility A3, 2.00%, 6/02/17		39	2,154
Facility A3 (EUR), 2.00%, 6/02/17		10	538
Lully Finance S.à r.l. (Lully Finance LLC), Initial Term B-2 Loan (Second Lien), 9.25%, 10/16/23		1,090	1,214,501
Oxea Finance & Cy SCA (Oxea Finance LLC), Tranche B-2 Term Loan (First Lien), 4.25%, 1/15/20	USD	2,571	2,450,535

			21,147,827
Netherlands — 0.2%
Amaya Holdings BV, Initial Term B Loan (First Lien), 5.00%, 8/01/21		4,631	4,624,413
Ceva Intercompany BV, Dutch BV Term Loan, 6.50%, 3/19/21		739	588,322
MediArena Acquisition BV (FKA AP NMT Acquisition BV), Euro Term B Loan (First Lien), 7.00%, 8/13/21	EUR	995	1,015,730

			6,228,465
South Korea — 0.0%
CCC Information Services, Inc. (FKA CCC Holdings, Inc.), Term Loan, 4.00%, 12/20/19	USD	452	451,950
Spain — 0.1%
Car Rentals Subsidiary, S.L.U. (AKA Goldcar), Facility B, 6.00%, 6/18/20	EUR	1,120	1,232,559
Desarrollos Empresariales Piera S.L., Second Lien Facility, 8.25%, 11/28/22		2,700	2,971,349
Ufinet Telecom Holding S.L.U., Term Loan B, 4.38%, 6/28/21		1,000	1,108,047

			5,311,955
Sweden — 0.0%
Unilabs Diagnostics AB (Publ), Facility B, 4.25%, 10/01/21		1,700	1,889,511
United Kingdom — 0.4%
CD&R Firefly Bidco Ltd., Facility B, 5.75%, 7/18/22	GBP	2,510	3,078,028
Ceva Group PLC (FKA Louis No.1 PLC/TNT Logistics), Pre-Funded L/C Loan, 6.50%, 3/19/21	USD	719	572,196
Euro Garages (Intervias Finco Ltd): Tl-C2, , 1/30/23	EUR	5,042	5,499,925
Optima Sub-Finco Ltd., Term Facility B2 (EUR), 5.00%, 1/30/23		3,888	4,244,085
R&R Ice Cream PLC, Facility B1, 3.00%, 9/29/23		2,500	2,785,554
Virgin Media Investment Holdings Ltd., F Facility, 3.50%, 6/30/23	USD	347	348,106

			16,527,894
United States — 13.9%
Accudyne Industries Borrower SCA/Accudyne Industries LLC (FKA Silver II U.S. Holdings LLC), Refinancing Term Loan, 4.00%, 12/13/19		894	821,059
Alere, Inc. (FKA IM U.S. Holdings LLC), B Term Loan, 4.25%, 6/20/22		13,543	13,484,685
Alliant Holdings Intermediate LLC, Initial Term Loan, 4.75%, 8/12/22		2,718	2,716,433

8	BLACKROCK FUNDS	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Floating Rate Loan Interests (b)		Par (000)	Value
United States (continued)
Allied Universal Holdco LLC (FKA USAGM Holdco LLC):
Amendment Delayed Draw Term Loan, 5.50%, 7/28/22	USD	1,224	$1,228,731
Incremental Term Loan, 5.50%, 7/28/22		12,145	12,190,555
American Builders & Contractors Supply Co., Inc., Restatement Effective Date Term Loan, 2.75%, 9/23/23		1,687	1,693,630
Applied Systems, Inc., Initial Term Loan (First Lien), 3.00%, 1/25/21		4,363	4,369,943
Ascend Performance Materials Operations LLC, Term B Loan, 6.50%, 8/12/22		170	169,326
Ascent Resources - Marcellus LLC (FKA American Energy - Marcellus LLC), Initial Loan (Second Lien), 8.50%, 8/04/21		9,433	837,134
AssuredPartners, Inc., First Lien Term Loan, 5.75%, 10/21/22		1,990	1,997,960
Avago Technologies Cayman Holdings Ltd., Term B-3 Loan, 3.53%, 2/01/23		47,803	48,274,702
Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.), Refinanced Term B Loan, 3.75%, 2/01/20		938	944,294
B/E Aerospace, Inc., Term Loan, 3.76% - 3.85%, 12/16/21		1,937	1,948,253
Bass Pro Group LLC, New Term Loan (2015), 4.00%, 6/05/20		1,222	1,220,615
Berry Plastics Corp., Term H Loan, 3.75%, 10/01/22		1,543	1,547,390
BJ’s Wholesale Club, Inc., New 2013 (November) Replacement Loan (First Lien), 4.50%, 9/26/19		1,348	1,349,160
Boyd Gaming Corp., Term B Loan, 4.00%, 8/14/20		901	907,914
Bright Horizons Family Solutions LLC (FKA Bright Horizons Family Solutions, Inc.), Term B Loan, 5.25%, 1/30/20		2,546	2,554,950
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20		7,904	7,943,572
Camelot U.S. Acquisition 1 Co. (AKA Thomson Reuters Intellectual Property & Science), Initial Term Loan, 4.75%, 10/03/23		1,150	1,150,955
Capsugel Holdings U.S., Inc., New Dollar Term Loan, 4.00%, 7/31/21		1,712	1,719,014
Catalent Pharma Solutions, Inc. (FKA Cardinal Health 409, Inc.), Dollar Term Loan, 4.25%, 5/20/21		3,421	3,437,410
Cavium, Inc., Initial Term B Loan, 3.75%, 8/16/22		2,472	2,478,180
CBS Radio, Inc., Term Loan, 4.50%, 10/17/23		1,115	1,120,575
Cengage Learning, Inc., 2016 Refinancing Term Loan, 5.25%, 6/07/23		3	3,085
Ceva Logistics U.S. Holdings, Inc. (FKA Louis U.S. Holdco, Inc.), U.S. Term Loan, 6.50%, 3/19/21		1,020	811,479
Charter Communications Operating LLC (AKA CCO Safari LLC), Term I Loan (2016), 3.50%, 1/24/23		4,935	4,963,281
Chesapeake Energy Corp., Class A Loan, 8.50%, 8/23/21		9,730	10,392,895
CHG Healthcare Services, Inc. (FKA CHG Buyer Corp.), Term Loan (First Lien), 4.75%, 6/07/23		1,920	1,934,273
Chobani LLC (Chobani Idaho LLC), Closing Date Term Loan (First Lien), 5.25%, 10/09/23		6,820	6,892,497
CHS/Community Health Systems, Inc., Incremental 2019 Term G Loan, 3.75%, 12/31/19		4,403	4,159,872
Continental Building Products, Inc., Term Loan, 3.59%, 8/18/23		1,634	1,638,469

Floating Rate Loan Interests (b)		Par (000)	Value
United States (continued)
Cotiviti Corp. (Cotiviti Domestic Holdings, Inc.), Initial Term B Loan (First Lien), 3.61%, 9/28/23	USD	2,682	$2,683,788
CPG International, Inc., Term Loan, 4.75%, 9/30/20		2,672	2,682,371
CSC Holdings LLC (FKA CSC Holdings, Inc. (Cablevision)), 2016 Extended Term Loan, 3.88%, 10/11/24		1,880	1,885,884
Cypress Semiconductor Corp., 2016 Incremental Term Loan, 6.50%, 7/05/21		2,716	2,747,887
DaVita Inc. (FKA DaVita HealthCare Partners, Inc.), Tranche B Term Loan, 3.50%, 6/24/21		1,374	1,372,625
Dell International LLC (EMC Corp.), Term B Loan, 4.00%, 9/07/23		24,250	24,415,627
Dollar Tree, Inc., Term B-3 Loan, 3.06%, 7/06/22		592	596,771
DPX Holdings BV (FKA JLL/Delta Dutch Newco BV), 2015 Incremental Dollar Term Loan, 4.25%, 3/11/21		3,233	3,234,819
DTZ U.S. Borrower LLC (DTZ AUS Holdco PTY Ltd.) (AKA Cushman & Wakefield), 2015-1 Additional Term Loan (First Lien), 4.25%, 11/04/21		2,362	2,355,252
Dynegy Finance IV, Inc., Term Loan, 5.00%, 6/27/23		3,602	3,611,031
Energy Future Intermediate Holding Co. LLC (EFIH Finance, Inc.), 2016 Additional Term Loan (DIP), 4.25%, 6/30/17		6,165	6,199,709
ESH Hospitality, Inc., Initial Term Loan, 3.75%, 8/30/23		6,166	6,197,632
Filtration Group Corp.:
Delayed Draw Term Loan, 3.25%, 11/21/20		1,400	1,398,704
Term Loan (First Lien), 3.25%, 11/20/20		615	614,355
First Data Corp., 2021C New Dollar Term Loan, 3.52%, 3/24/21		8,577	8,611,481
Gates Global LLC, Initial Dollar Term Loan, 4.25%, 7/06/21		6,664	6,564,375
Gol Luxco SA, Term Loan, 6.50%, 8/31/20		19,925	20,298,594
Grifols Worldwide Operations Ltd., U.S. Tranche B Term Loan, 3.46%, 2/27/21		8,843	8,913,554
Harbor Freight Tools USA, Inc., Initial Loan (2016), 4.14%, 8/18/23		1,554	1,563,716
HD Supply, Inc.:
Term B-1 Loan, 3.63%, 8/13/21		2,288	2,289,884
Term B-2 Loan, 3.63%, 10/17/23		4,100	4,102,583
Hostess Brands LLC, Term B Loan (First Lien), 4.50%, 8/03/22		1,791	1,802,703
IMS Health, Inc., Term B Dollar Loan, 3.50%, 3/17/21		8,238	8,279,493
Informatica Corp., Dollar Term Loan, 4.50%, 8/05/22		12,937	12,691,780
InVentiv Health, Inc. (FKA Ventiv Health, Inc.), Term Loan B, 3.75%, 10/17/23		17,206	17,197,161
Jack Ohio Finance LLC (FKA ROC Finance LLC), Funded Term B Loan, 5.00%, 6/20/19		398	397,036
Jaguar Holding Co. I (AKA Pharmaceutical Product Development, Inc.), Initial Term Loan, 4.25%, 8/18/22		12,094	12,074,768
KAR Auction Services, Inc., Tranche B-3 Term Loan, 4.38%, 3/09/23		955	965,048
Keurig Green Mountain, Inc., Term B EUR Loan, 5.00%, 3/03/23	EUR	3,035	3,390,793
KFC Holding Co. (AKA Yum! Brands), Term B Loan, 3.29%, 6/16/23	USD	9,950	10,049,563
Kronos, Inc., Term Loan B, 4.00%, 10/20/23		2,185	2,193,696
Las Vegas Sands LLC, Term B Loan, 3.25%, 12/19/20		5,252	5,281,854

BLACKROCK FUNDS	OCTOBER 31, 2016	9

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Floating Rate Loan Interests (b)		Par (000)	Value
United States (continued)
Level 3 Financing, Inc., Tranche B 2020 Term Loan, 4.00%, 1/15/20	USD	405	$406,823
MacDermid, Inc. (Platform Specialty Products Corp.):
Tranche B-3 Term Loan, 5.50%, 6/07/20		1,733	1,745,494
Tranche B-4 Term Loan, 5.00%, 6/07/23		1,044	1,052,252
MGM Growth Properties Operating Partnership LP, Term B Loan, 4.00%, 4/25/23		3,181	3,186,500
Michaels Stores, Inc., 2016 New Replacement Term B-1 Loan, 3.75%, 1/30/23		9,030	9,095,684
Micron Technology, Inc., Term Loan, 4.29%, 4/26/22		11,775	11,841,293
Mission Broadcasting, Inc., Term Loan B, 3.00%, 9/26/23		252	252,534
MPH Acquisition Holdings LLC, Initial Term Loan, 5.00%, 6/07/23		1,679	1,696,447
National Vision, Inc., Initial Term Loan (First Lien), 4.00%, 3/12/21		1,990	1,974,872
NBTY, Inc., Dollar Term B Loan, 5.00%, 5/05/23		823	825,184
Nexstar Broadcasting, Inc., Term Loan B, 3.00%, 9/26/23		2,823	2,833,491
Northwest Airlines, Inc.:
Loan B757-200, 2.46%, 9/10/18		185	180,973
Loan B757-200, 2.46%, 9/10/18		183	179,667
Loan B757-300, 2.46%, 3/10/17		182	178,360
Loan B757-300, 3.08%, 3/10/17		75	74,736
Loan B757-300, 3.08%, 3/10/17		75	74,514
Novelis, Inc., Initial Term Loan, 4.00%-4.09%, 6/02/22		7,776	7,795,518
NXP BV (NXP Funding LLC), Tranche F Loan, 3.41%, 12/07/20		33,340	33,442,150
ON Semiconductor Corp., 2016 New Replacement Term Loan, 3.78%, 3/31/23		10,771	10,830,241
Ortho-Clinical Diagnostics Holdings Luxembourg S.à r.l., Initial Term Loan, 4.75%, 6/30/21		3,666	3,577,027
PetCo Animal Supplies, Inc., Tranche B-1 Term Loan, 5.00%, 1/26/23		2,465	2,484,821
Pinnacle Foods Finance LLC, Tranche H Term Loan, 3.25%, 4/29/20		1,329	1,335,717
PQ Corp., Tranche B-1 Term Loan, 5.75%, 11/04/22		648	647,565
Prime Security Services Borrower LLC (AKA Protection 1 Security Solutions), Term B-1 Loan (First Lien), 4.75%, 5/02/22		9,308	9,372,454
Quikrete Holdings, Inc., Initial Loan (First Lien), 4.00%, 9/28/20		1,200	1,200,504
Rackspace Hosting(Inception Merger: Tl-B, , 10/26/23		1,490	1,497,688
Revlon Consumer Products Corp., Initial Term B Loan, 4.25%, 9/07/23		1,415	1,417,505
Rexnord LLC/RBS Global, Inc., Term B Loan, 4.00%, 8/21/20		2,219	2,224,370
Rite Aid Corp., Tranche 1 Term Loan (Second Lien), 5.75%, 8/21/20		360	361,012
RP Crown Parent LLC, Initial Term Loan, 4.50%, 10/12/23		5,290	5,286,244
Sabre GLBL, Inc. (FKA Sabre, Inc.), Term B Loan, 4.00%, 2/19/19		8,400	8,431,500
Serta Simmons Holdings LLC, Term Loan, 3.50%, 10/20/23		2,570	2,569,075
ServiceMaster Co. LLC, Initial Term Loan, 4.25%, 7/01/21		8,482	8,487,244
SolarWinds Holdings, Inc., 2016 Refinancing Term Loan, 5.50%, 2/03/23		14,738	14,804,384
Spectrum Brands Canada, Inc., 2016 Replacement USD Term Loan, 3.25%-5.00%, 6/23/22		2,504	2,524,298

Floating Rate Loan Interests (b)		Par (000)	Value
United States (continued)
Spin Holdco, Inc., Initial Term Loan (First Lien), 4.25%, 11/14/19	USD	2,952	$2,933,980
Station Casinos LLC, Term B Facility Loan, 3.75%, 6/08/23		1,286	1,291,371
Surgery Center Holdings, Inc., Initial Term Loan (First Lien), 4.75%, 11/03/20		2,180	2,185,659
Surgical Care Affiliates Inc:T, , 3/17/22		788	789,970
Team Health, Inc., New Tranche B Term Loan, 3.84%, 11/23/22		1,990	1,991,871
Telenet Financing USD LLC, Term Loan AD Facility, 4.36%, 6/30/24		883	882,785
Telesat Canada, U.S. Term B-2 Loan, 3.50%, 3/28/19		1,057	1,056,787
Texas Competitive Electric Holdings Co. LLC (TXU):
Term Loan B (First Lien),, 5.00%, 8/04/23		11,597	11,698,205
Term Loan C (First Lien),, 5.00%, 8/04/23		2,646	2,669,131
T-Mobile USA, Inc., Senior Lien Term Loan, 3.50%, 11/09/22		2,451	2,469,028
TransDigm, Inc., Tranche F Term Loan, 3.00%, 6/09/23		4,210	4,191,602
U.S. Foods, Inc. (AKA U.S. Foodservice, Inc.), Initial Term Loan, 4.00%, 6/27/23		8,444	8,493,572
Univision Communications, Inc., Replacement First-Lien Term Loan (C-4), 4.00%, 3/01/20		6,442	6,452,118
Veritas U.S., Inc., Initial Euro Term B-1 Loan, 6.63%, 1/27/23	EUR	7,784	7,945,438
Vertiv Co., Term Loan B, 5.00%, 9/29/23	USD	2,260	2,245,875
VF Holding Corp., Initial Term Loan (First Lien), 4.75%, 6/30/23		940	942,792
WESCO Distribution, Inc., Tranche B-1 Loan, 3.75%, 12/12/19		118	118,015
Western Digital Corp., U.S. Term B-1 Loan, 4.50%, 4/29/23		16,738	16,917,315
WEX, Inc., Term B Loan, 4.25%, 6/30/23		2,150	2,172,463
Wilsonart LLC, Initial Term Loan, 4.00%, 10/31/19		2,546	2,544,714
XPO Logistics, Inc., Refinanced Term Loan, 4.25%, 11/01/21		524	526,117
Zayo Group LLC (Zayo Capital, Inc.), 2021 Term Loan, 3.75%, 5/06/21		2,500	2,511,650

			570,485,427
Total Floating Rate Loan Interests — 16.2%			665,359,258

Foreign Agency Obligations		Par (000)	Value
Australia — 0.0%
SGSP Australia Assets Pty Ltd., 3.30%, 4/09/23		400	408,102

10	BLACKROCK FUNDS	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Foreign Agency Obligations		Par (000)	Value
Brazil — 0.2%
Petrobras Global Finance BV:
4.75%, 1/14/25	EUR	2,300	$2,412,800
8.75%, 5/23/26	USD	2,800	3,154,200
6.63%, 1/16/34	GBP	3,260	3,605,332

			9,172,332
China — 0.8%
Avi Funding Co. Ltd., 2.85%, 9/16/20	USD	1,100	1,122,101
Azure Nova International Finance Ltd., 2.63%, 11/01/21		2,150	2,137,906
Bank of China Ltd., 5.00%, 11/13/24		2,400	2,575,745
Bluestar Finance Holdings Ltd.:
3.13%, 9/30/19		1,700	1,721,996
3.50%, 9/30/21		1,700	1,727,535
CDBI Treasure I Ltd., 2.25%, 8/02/21		800	794,336
CDBL Funding 1, 4.25%, 12/02/24		2,220	2,341,412
China Cinda Finance 2015 I Ltd., 4.25%, 4/23/25		1,170	1,195,015
China Overseas Finance Cayman III Ltd., 6.38%, 10/29/43		680	836,057
CITIC Ltd.:
2.80%, 12/14/21		2,550	2,572,394
6.80%, 1/17/23		2,000	2,417,526
CNPC HK Overseas Capital Ltd., 4.50%, 4/28/21		2,000	2,183,642
COSCO Finance 2011 Ltd., 4.00%, 12/03/22		1,950	2,069,685
Huarong Finance II Co. Ltd.:
3.25%, 6/03/21		1,200	1,217,545
4.63%, 6/03/26		750	790,806
Industrial & Commercial Bank of China Ltd., 2.50%, 6/16/21		2,000	2,006,292
Jinan West City Investment & Development Group Co. Ltd., 3.13%, 10/11/21		1,200	1,189,237
Minmetals Bounteous Finance BVI Ltd.:
4.75%, 7/30/25		1,900	2,017,792
4.20%, 7/27/26		1,200	1,219,328

			32,136,350
France — 0.1%
Areva SA, 4.88%, 9/23/24	EUR	4,250	4,688,786
Hong Kong — 0.1%
China Great Wall International Holdings III Ltd., 2.63%, 10/27/21	USD	2,300	2,279,834
MTR Corp. CI Ltd., 2.50%, 11/02/26		2,350	2,322,392

			4,602,226
India — 0.1%
Bharat Petroleum Corp. Ltd., 4.63%, 10/25/22		200	216,400
Greenko Dutch BV, 8.00%, 8/01/19		200	213,623
NTPC Ltd.:
5.63%, 7/14/21		1,100	1,234,031
4.25%, 2/26/26		1,200	1,255,666
ONGC Videsh Ltd., 4.63%, 7/15/24		677	724,233

			3,643,953
Indonesia — 0.1%
Pelabuhan Indonesia II PT, 5.38%, 5/05/45		700	701,540
Pertamina Persero PT, 5.63%, 5/20/43		4,805	4,819,833

			5,521,373
Kuwait — 0.0%
Equate Petrochemical BV, 3.00%, 3/03/22		1,400	1,379,700
Malaysia — 0.1%
Export-Import Bank of Malaysia BHD, 2.48%, 10/20/21		1,800	1,800,311

Foreign Agency Obligations		Par (000)	Value
Mongolia — 0.1%
Development Bank of Mongolia LLC, 5.75%, 3/21/17	USD	800	$780,000
Trade & Development Bank of Mongolia LLC, 9.38%, 5/19/20		1,425	1,412,796

			2,192,796
Singapore — 0.1%
BOC Aviation Ltd., 3.88%, 4/27/26		1,900	1,949,596
United Arab Emirates — 0.2%
Abu Dhabi National Energy Co. PJSC:
3.63%, 6/22/21		1,000	1,030,000
5.88%, 12/13/21		1,150	1,304,261
3.63%, 1/12/23		1,300	1,324,760
4.38%, 6/22/26		600	627,948
DP World Crescent Ltd., 3.91%, 5/31/23		2,258	2,317,273

			6,604,242
Venezuela — 0.0%
Petroleos de Venezuela SA, 6.00%, 11/15/26		4,200	1,560,174
Total Foreign Agency Obligations — 1.9%			75,659,941

Foreign Government Obligations		Par (000)	Value
Argentina — 0.1%
Republic of Argentina, 6.88%, 4/22/21		4,705	5,090,810
Belarus — 0.0%
Republic of Belarus, 8.95%, 1/26/18		1,400	1,469,420
Brazil — 0.4%
Federal Republic of Brazil, 2.88%, 4/01/21	EUR	13,100	14,775,483
Croatia — 0.2%
Republic of Croatia, 3.88%, 5/30/22		6,000	7,107,591
Dominican Republic — 0.1%
Dominican Republic International Bond, 7.45%, 4/30/44	USD	2,800	3,108,000
Greece — 0.2%
Hellenic Republic, 3.00%, 2/24/24 (o)	EUR	8,100	6,493,338
Hungary — 0.1%
Republic of Hungary, 5.38%, 3/25/24	USD	4,500	5,170,068
Indonesia — 0.4%
Republic of Indonesia:
2.88%, 7/08/21	EUR	6,200	7,240,990
5.88%, 1/15/24	USD	950	1,102,079
3.38%, 7/30/25	EUR	1,300	1,542,739
4.75%, 1/08/26	USD	3,096	3,374,968
6.75%, 1/15/44		1,117	1,472,585
5.95%, 1/08/46		1,343	1,626,220

			16,359,581
Ivory Coast — 0.0%
Republic of Ivory Coast, 5.75%, 12/31/32 (o)		1,485	1,454,647
Jordan — 0.0%
Hashemite Kingdom of Jordan, 5.75%, 1/31/27		1,900	1,890,690
Mongolia — 0.1%
Government of Mongolia:
7.50%, 6/30/18	CNH	4,000	557,580
10.88%, 4/06/21	USD	425	459,013
5.13%, 12/05/22		2,196	1,938,106

			2,954,699

BLACKROCK FUNDS	OCTOBER 31, 2016	11

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Foreign Government Obligations		Par (000)	Value
Portugal — 0.3%
Republic of Portugal, 5.13%, 10/15/24	USD	12,875	$12,746,250
Russia — 0.4%
Russian Federation:
3.25%, 4/04/17		5,800	5,829,522
5.00%, 4/29/20		8,500	9,068,480

			14,898,002
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia, 4.50%, 10/26/46		850	836,187
Serbia — 0.3%
Republic of Serbia:
5.88%, 12/03/18		7,400	7,832,308
4.88%, 2/25/20		5,700	5,902,350

			13,734,658
Sri Lanka — 0.3%
Republic of Sri Lanka:
6.00%, 1/14/19		429	442,491
6.25%, 10/04/20		1,597	1,668,867
5.75%, 1/18/22		1,200	1,216,645
6.13%, 6/03/25		1,800	1,804,651
6.85%, 11/03/25		2,600	2,736,737
6.83%, 7/18/26		2,900	3,059,787

			10,929,178
Venezuela — 0.0%
Bolivarian Republic of Venezuela, 11.75%, 10/21/26		1,500	828,750
Vietnam — 0.0%
Republic of Vietnam, 4.80%, 11/19/24		558	590,040
Total Foreign Government Obligations — 2.9%			120,437,392

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations — 0.1%
United Kingdom — 0.1%
Paragon Mortgages No. 13 PLC, Series 2006-13X, Class A2C, 1.06%, 1/15/39 (b)		5,471	5,021,285
Commercial Mortgage-Backed Securities — 1.6%
United States — 1.6%
Banc of America Commercial Mortgage Trust, Series 2007-3, Class AJ, 5.55%, 6/10/49 (b)		4,000	4,060,286
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class EPA, 4.78%, 12/15/27 (a)(b)		4,397	4,357,619
Commercial Mortgage Trust:
Series 2014-PAT, Class E, 3.68%, 8/13/27 (a)(b)		1,000	985,893
Series 2014-PAT, Class F, 2.97%, 8/13/27 (a)(b)		2,000	1,870,770
Series 2014-PAT, Class G, 2.12%, 8/13/27 (a)(b)		2,000	1,801,040
Core Industrial Trust:
Series 2015-CALW, Class F, 3.85%, 2/10/34 (a)(b)		4,620	4,620,762
Series 2015-CALW, Class G, 3.85%, 2/10/34 (a)(b)		5,640	5,146,274
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class AMFX, 4.88%, 4/15/37		251	226,791
GAHR Commercial Mortgage Trust:
Series 2015-NRF, Class EFX, 3.38%, 12/15/34 (a)(b)		8,740	8,594,043

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
United States (continued)
Series 2015-NRF, Class FFX, 3.38%, 12/15/34 (a)(b)	USD	4,620	$4,412,803
Series 2015-NRF, Class GFX, 3.38%, 12/15/34 (a)(b)		14,125	13,005,937
GRACE Mortgage Trust, Series 2014-GRCE, Class F, 3.59%, 6/10/28 (a)(b)		2,545	2,535,184
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.61%, 11/05/30 (a)(b)		3,503	3,502,832
LB-UBS Commercial Mortgage Trust:
Series 2006-C4, Class B, 5.88%, 6/15/38 (b)		4,710	4,703,851
Series 2007-C1, Class AJ, 5.48%, 2/15/40		360	360,485
Lone Star Portfolio Trust, Series 2015-LSP, Class E, 6.13%, 9/15/28 (a)(b)		5,533	5,577,667
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class D, 3.85%, 11/15/48		2,585	1,885,027

			67,647,264
Interest Only Commercial Mortgage-Backed Securities — 0.1%
United States — 0.1%
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XA, 1.77%, 5/10/58 (b)		21,375	2,582,003
Total Non-Agency Mortgage-Backed Securities — 1.8%			75,250,552

Preferred Securities		Par (000)	Value
Capital Trusts
Australia — 0.1%
AusNet Services Holdings Pty. Ltd, 5.75%, 3/17/76 (b)		1,700	1,853,000
Australia & New Zealand Banking Group Ltd.:
6.75% (b)(f)		1,383	1,517,946
4.40%, 5/19/26		588	611,990

			3,982,936
China — 0.2%
CCCI Treasure Ltd., 3.50% (b)(f)		2,700	2,753,851
China Life Insurance Co. Ltd., 4.00%, 7/03/75 (b)		2,800	2,813,882
CITIC Ltd., 8.63% (b)(f)		2,000	2,230,152
Huarong Finance II Co. Ltd., 2.88% (b)(f)		1,500	1,468,278

			9,266,163
France — 0.1%
Credit Agricole SA, 6.50% (b)(f)	EUR	5,000	5,625,995
Germany — 0.2%
HSH Nordbank AG, 7.25% (b)(f)	USD	24,711	6,335,900
Hong Kong — 0.1%
Bank of East Asia Ltd., 5.50% (b)(f)		1,800	1,817,977
Industrial & Commercial Bank of China Asia Ltd., 4.25% (b)(f)		1,400	1,393,902
Li & Fung Ltd., 5.25% (f)		423	422,184
Noble Group Ltd., 6.00% (b)(f)		1,400	766,500

			4,400,563
India — 0.0%
State Bank of India, 5.50% (b)(f)		1,200	1,200,120
Ireland — 0.1%
Bank of Ireland, 7.38% (b)(f)	EUR	3,200	3,407,713

12	BLACKROCK FUNDS	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Preferred Securities		Par (000)	Value
Italy — 0.4%
Intesa Sanpaolo SpA, 7.00% (b)(f)	EUR	13,844	$14,726,204
Japan — 0.0%
Dai-ichi Life Insurance Co. Ltd., 4.00% (b)(f)	USD	1,850	1,852,201
Philippines — 0.0%
SMC Global Power Holdings Corp., 7.50%, 11/07/19 (b)		230	244,933
South Korea — 0.1%
Shinsegae Co. Ltd., 2.63%, 5/08/45 (b)		900	901,119
Woori Bank, 4.50% (b)(f)		1,570	1,566,172

			2,467,291
Spain — 1.2%
Banco Bilbao Vizcaya Argentaria SA:
7.00% (b)(f)	EUR	9,000	9,546,945
8.88% (b)(f)		4,000	4,731,324
9.00% (b)(f)	USD	2,200	2,285,250
Banco Popular Espanol SA:
8.25% (b)(f)	EUR	4,800	4,847,686
11.50% (b)(f)		7,400	8,468,632
Banco Santander SA, 6.25% (b)(f)		15,900	16,222,870
Telefonica Europe BV:
3.75% (b)(f)		2,000	2,164,334
5.88% (b)(f)		1,500	1,761,897

			50,028,938
Switzerland — 0.3%
Credit Suisse Group AG, 6.25% (a)(b)(f)	USD	4,200	4,053,000
UBS Group AG:
5.75% (b)(f)	EUR	1,700	1,950,162
6.88% (b)(f)	USD	4,325	4,337,482
7.00% (b)(f)		2,000	2,135,000

			12,475,644
United Kingdom — 0.1%
HBOS Capital Funding LP, 6.85% (b)(f)		4,341	4,384,410
Standard Chartered PLC, 7.50% (b)(f)		860	864,248

			5,248,658
United States — 1.0%
Bank of New York Mellon Corp., 4.63% (b)(f)		5,719	5,583,460
JPMorgan Chase Capital XXI, 1.83%, 2/02/37 (b)		15,000	12,600,000
JPMorgan Chase Capital XXIII, 1.82%, 5/15/47 (b)		5,783	4,640,857
State Street Capital Trust IV, 1.85%, 6/15/37 (b)		20,000	17,200,000

			40,024,317
Total Capital Trusts — 3.9%			161,287,576

Preferred Stocks		Shares	Value
Luxembourg — 0.1%
Concrete Investment II SCA, 0.00%, 8/27/44 (e)		11,824	1,440,764
Novartex Holding Luxembourg SCA Equity, 0.00% (e)(f)		94	—
Total Preferred Stocks — 0.1%			1,440,764
Total Preferred Securities — 4.0%			162,728,340

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Bonds, 2.50%, 5/15/46	USD	8,912	$8,748,732
U.S. Treasury Notes:
1.13%, 9/30/21		23,171	22,951,965
1.38%, 9/30/23		29,618	29,150,500
1.50%, 8/15/26		58,548	56,801,087
Total U.S. Treasury Obligations — 2.9%			117,652,284
Total Long-Term Investments (Cost — $3,851,083,725) — 91.6%			3,755,714,269

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements — 19.4% (p)
Amherst Pierpont Securities LLC, 0.40%, 11/01/16 (Purchased on 10/31/16 to be repurchased at $11,482,628, collateralized by U.S. Treasury Notes, 1.00% due at 10/15/19, par and fair value of USD 11,482,500 and $11,482,948, respectively)		11,483	11,482,500
Barclays Bank PLC, (3.25)%, Open (q) (Purchased on 9/19/16 to be repurchased at $488,333, collateralized by Deutsche Bank AG, 6.25% (f), par and fair value of USD 600,000 and $466,500, respectively)		490	490,192
Barclays Bank PLC, 0.00%, Open (q) (Purchased on 1/14/16 to be repurchased at EUR 565,193, collateralized by Grupo Antolin Dutch BV, 5.13% due at 6/30/22, par and fair value of EUR 560,000 and $656,238, respectively)	EUR	565	620,443
Barclays Bank PLC, 0.00%, Open (q) (Purchased on 1/15/16 to be repurchased at EUR 316,473, collateralized by Grupo Antolin Dutch BV, 5.13% due at 6/30/22, par and fair value of EUR 313,000 and $366,790, respectively)		316	347,409
Barclays Bank PLC, 0.00%, Open (q) (Purchased on 6/01/16 to be repurchased at EUR 41,349,514, collateralized by Buoni Poliennali Del Tesoro, 2.15% due at 12/15/21, par and fair value of EUR 37,690,000 and $44,420,041, respectively)		41,350	45,391,640
Barclays Bank PLC, 0.00%, Open (q) (Purchased on 6/01/16 to be repurchased at EUR 41,356,794, collateralized by Kingdom of Spain, 5.85% due at 1/31/22, par and fair value of EUR 31,440,000 and $44,488,040, respectively)		41,357	45,399,632
Barclays Bank PLC, 0.00%, Open (q) (Purchased on 7/19/16 to be repurchased at $2,281,891, collateralized by Deutsche Bank AG, 6.25% (f), par and fair value of USD 2,800,000 and $2,177,000, respectively)	USD	2,282	2,281,891
Barclays Bank PLC, 0.00%, Open (q) (Purchased on 7/19/16 to be repurchased at $5,402,719, collateralized by Deutsche Bank AG, 7.50% (f), par and fair value of USD 6,400,000 and $5,224,000, respectively)		5,403	5,402,719

BLACKROCK FUNDS	OCTOBER 31, 2016	13

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued) (p)
Barclays Bank PLC, 0.00%, Open (q) (Purchased on 7/20/16 to be repurchased at EUR 41,763,313, collateralized by Kingdom of Spain, 5.85% due at 1/31/22, par and fair value of EUR 31,400,000 and $44,431,440, respectively)	EUR	41,763	$45,845,889
Barclays Capital, Inc., 0.00%, Open (q) (Purchased on 4/07/16 to be repurchased at $16,200,000, collateralized by Exxon Mobil Corp., 4.11% due at 3/01/46, par and fair value of USD 15,000,000 and $16,186,380, respectively)	USD	16,200	16,200,000
Barclays Capital, Inc., 0.00%, Open (q) (Purchased on 4/27/16 to be repurchased at $15,487,500, collateralized by Exxon Mobil Corp., 3.04% due at 3/01/26, par and fair value of USD 15,000,000 and $15,510,300, respectively)		15,488	15,487,500
Barclays Capital, Inc., 0.00%, Open (q) (Purchased on 7/26/16 to be repurchased at $7,832,400, collateralized by Seagate HDD, 4.75% due at 6/01/23, par and fair value of USD 8,560,000 and $8,517,200, respectively)		7,832	7,832,400
BNP Paribas Securities Corp., 0.35%, 11/01/16 (Purchased on 10/31/16 to be repurchased at $117,041,638, collateralized by U.S. Treasury Bonds, 2.25% due at 8/15/46, par and fair value of USD 125,850,000 and $117,045,408, respectively)		117,041	117,040,500
Citigroup Global Markets Limited, 0.00%, Open (q) (Purchased on 1/12/16 to be repurchased at $2,806,180, collateralized by Bank of Communications Co. Ltd., 5.00% (f), par and fair value of USD 2,600,000 and $2,671,500, respectively)		2,806	2,806,180
Citigroup Global Markets, Inc., (0.25)%, Open (q) (Purchased on 10/05/16 to be repurchased at $16,778,104, collateralized by JPMorgan Chase & Co., 6.75% (f), par and fair value of USD 15,000,000 and $16,650,000, respectively)		16,781	16,781,250
Citigroup Global Markets, Inc., (0.20)%, Open (q) (Purchased on 10/11/16 to be repurchased at $3,361,543, collateralized by Enterprise Products Operating LLC, 3.75% due at 2/15/25, par and fair value of USD 3,198,000 and $3,304,983, respectively)		3,362	3,361,897
Citigroup Global Markets, Inc., 0.00%, Open (q) (Purchased on 1/12/16 to be repurchased at $437,546, collateralized by Kennametal, Inc., 3.88% due at 2/15/22, par and fair value of USD 437,000 and $438,916, respectively)		438	437,546
Citigroup Global Markets, Inc., 0.00%, Open (q) (Purchased on 10/28/16 to be repurchased at $8,380,000, collateralized by Mylan NV, 5.25% due at 6/15/46, par and fair value of USD 8,000,000 and $8,099,384, respectively)		8,380	8,380,000

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued) (p)
Citigroup Global Markets, Inc., 0.00%, Open (q) (Purchased on 9/08/16 to be repurchased at $2,902,250, collateralized by AECOM, 5.88% due at 10/15/24, par and fair value of USD 2,600,000 and $2,746,250, respectively)	USD	2,902	$2,902,250
Citigroup Global Markets, Inc., 0.05%, Open (q) (Purchased on 10/06/16 to be repurchased at $16,312,976, collateralized by JPMorgan Chase & Co., 4.13% due at 12/15/26, par and fair value of USD 15,000,000 and $15,830,670, respectively)		16,313	16,312,500
Citigroup Global Markets, Inc., 0.05%, Open (q) (Purchased on 10/20/16 to be repurchased at $12,200,136, collateralized by CVS Health Corp., 5.13% due at 7/20/45, par and fair value of USD 10,000,000 and $11,665,910, respectively)		12,200	12,200,000
Citigroup Global Markets, Inc., 0.10%, Open (q) (Purchased on 10/06/16 to be repurchased at $15,994,683, collateralized by Morgan Stanley, 3.88% due at 1/27/26, par and fair value of USD 15,000,000 and $15,815,640, respectively)		15,994	15,993,750
Citigroup Global Markets, Inc., 0.10%, Open (q) (Purchased on 10/06/16 to be repurchased at $16,650,971, collateralized by Verizon Communications, Inc., 4.86% due at 8/21/46, par and fair value of USD 15,000,000 and $15,887,655, respectively)		16,650	16,650,000
Citigroup Global Markets, Inc., 0.10%, Open (q) (Purchased on 10/12/16 to be repurchased at $10,326,531, collateralized by Total Capital International SA, 3.75% due at 4/10/24, par and fair value of USD 9,261,000 and $10,023,403, respectively)		10,326	10,326,015
Citigroup Global Markets, Inc., 0.10%, Open (q) (Purchased on 10/27/16 to be repurchased at $31,500,088, collateralized by Goldman Sachs Group, Inc., 3.75% due at 2/25/26, par and fair value of USD 30,000,000 and $31,354,680, respectively)		31,500	31,500,000
Citigroup Global Markets, Inc., 0.10%, Open (q) (Purchased on 10/27/16 to be repurchased at $4,190,012, collateralized by Mylan NV, 5.25% due at 6/15/46, par and fair value of USD 4,000,000 and $4,049,692, respectively)		4,190	4,190,000
Citigroup Global Markets, Inc., 0.10%, Open (q) (Purchased on 3/17/16 to be repurchased at $4,001,544, collateralized by Infor U.S., Inc., 6.50% due at 5/15/22, par and fair value of USD 4,300,000 and $4,445,125, respectively)		3,999	3,999,000
Citigroup Global Markets, Inc., 0.10%, Open (q) (Purchased on 7/20/16 to be repurchased at $16,429,654, collateralized by Celgene Corp., 3.88% due at 8/15/25, par and fair value of USD 15,000,000 and $15,714,030, respectively)		16,425	16,425,000

14	BLACKROCK FUNDS	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued) (p)
Credit Suisse Securities (USA) LLC, (0.25)%, Open (q) (Purchased on 10/18/16 to be repurchased at $25,622,687, collateralized by Philip Morris International, Inc., 2.75% due at 2/25/26, par and fair value of USD 25,000,000 and $25,261,950, respectively)	USD	25,625	$25,625,000
Credit Suisse Securities (USA) LLC, 0.00%, Open (q) (Purchased on 10/28/16 to be repurchased at $10,905,660, collateralized by Verizon Communications, Inc., 2.63% due at 8/15/26, par and fair value of USD 11,272,000 and $10,788,127, respectively)		10,906	10,905,660
Credit Suisse Securities (USA) LLC, 0.00%, 11/01/16 (Purchased on 10/31/16 to be repurchased at $53,710,883, collateralized by U.S. Treasury Notes, 1.50% due at 8/15/26, par and fair value of USD 55,229,700 and $53,581,430, respectively)		53,711	53,710,883
Credit Suisse Securities (USA) LLC, 0.05%, Open (q) (Purchased on 10/27/16 to be repurchased at $5,881,339, collateralized by Chevron Corp., 3.19% due at 6/24/23, par and fair value of USD 5,503,000 and $5,817,007, respectively)		5,881	5,881,331
Credit Suisse Securities (USA) LLC, 0.10%, Open (q) (Purchased on 10/12/16 to be repurchased at $8,083,628, collateralized by Enterprise Products Operating LLC, 3.75% due at 2/15/25, par and fair value of USD 7,763,000 and $8,022,695, respectively)		8,083	8,083,224
Credit Suisse Securities (USA) LLC, 0.10%, Open (q) (Purchased on 10/26/16 to be repurchased at $10,287,324, collateralized by Verizon Communications, Inc., 2.63% due at 8/15/26, par and fair value of USD 10,524,000 and $10,072,236, respectively)		10,287	10,287,210
Credit Suisse Securities (USA) LLC, 0.10%, Open (q) (Purchased on 2/04/16 to be repurchased at $14,579,677, collateralized by Ventas Realty LP, 3.50% due at 2/01/25, par and fair value of USD 15,000,000 and $15,342,390, respectively)		14,569	14,568,750
Deutsche Bank Securities, Inc., (0.25)%, Open (q) (Purchased on 8/05/16 to be repurchased at $6,298,624, collateralized by Statoil ASA, 3.25% due at 11/10/24, par and fair value of USD 5,890,000 and $6,190,973, respectively)		6,302	6,302,300
Deutsche Bank Securities, Inc., 0.00%, Open (q) (Purchased on 5/10/16 to be repurchased at $21,300,000, collateralized by Target Corp., 4.00% due at 7/01/42, par and fair value of USD 20,000,000 and $21,027,700, respectively)		21,300	21,300,000

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued) (p)
Deutsche Bank Securities, Inc., 0.00%, Open (q) (Purchased on 7/14/16 to be repurchased at $4,462,640, collateralized by Morgan Stanley, 5.55% (f), par and fair value of USD 4,291,000 and $4,392,911, respectively)	USD	4,463	$4,462,640
Deutsche Bank Securities, Inc., 0.00%, Open (q) (Purchased on 7/20/16 to be repurchased at $11,662,500, collateralized by Celgene Corp., 5.00% due at 8/15/45, par and fair value of USD 10,000,000 and $10,729,310, respectively)		11,663	11,662,500
Deutsche Bank Securities, Inc., 0.43%, Open (q) (Purchased on 10/13/16 to be repurchased at $13,160,011, collateralized by U.S. Treasury Notes, 0.88% due at 9/15/19, par and fair value of USD 13,190,000 and $13,144,138, respectively)		13,157	13,157,025
J.P. Morgan Securities PLC, (1.05)%, Open (q) (Purchased on 10/18/16 to be repurchased at EUR 794,069, collateralized by Syngenta Finance NV, 1.88% due at 11/02/21, par and fair value of EUR 700,000 and $814,305, respectively)	EUR	794	871,998
J.P. Morgan Securities PLC, (0.75)%, Open (q) (Purchased on 10/18/16 to be repurchased at $3,023,474, collateralized by Industrial & Commercial Bank of China Ltd., 6.00% (f), par and fair value of USD 2,600,000 and $2,761,749, respectively)	USD	3,024	3,024,230
J.P. Morgan Securities PLC, (0.75)%, Open (q) (Purchased on 10/18/16 to be repurchased at $3,041,887, collateralized by Republic of Ecuador, 7.95% due at 6/20/24, par and fair value of USD 3,000,000 and $2,827,500, respectively)		3,043	3,042,648
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.00%, Open (q) (Purchased on 5/10/16 to be repurchased at $13,350,000, collateralized by Novartis Capital Corp., 4.00% due at 11/20/45, par and fair value of USD 12,000,000 and $12,899,472, respectively)		13,350	13,350,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.00%, Open (q) (Purchased on 5/10/16 to be repurchased at $13,715,000, collateralized by QUALCOMM, Inc., 3.45% due at 5/20/25, par and fair value of USD 13,000,000 and $13,626,171, respectively)		13,715	13,715,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.05%, Open (q) (Purchased on 5/10/16 to be repurchased at $12,272,948, collateralized by Merck & Co., Inc., 3.70% due at 2/10/45, par and fair value of USD 12,000,000 and $12,312,504, respectively)		12,270	12,270,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.35%, 11/01/16 (Purchased on 10/31/16 to be repurchased at $33,275,716, collateralized by U.S. Treasury Bonds, 2.50% due at 5/15/46, par and fair value of USD 33,654,000 and $33,037,458, respectively)		33,275	33,275,393

BLACKROCK FUNDS	OCTOBER 31, 2016	15

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued) (p)
RBC Capital Markets, LLC, (3.50)%, Open (q) (Purchased on 8/12/16 to be repurchased at $6,456,144, collateralized by Molson Coors Brewing Co., 3.50% due at 5/01/22, par and fair value of USD 6,023,000 and $6,415,507, respectively)	USD	6,505	$6,504,840
RBC Capital Markets, LLC, (0.25)%, Open (q) (Purchased on 9/16/16 to be repurchased at $14,238,346, collateralized by JC Penney Corp., Inc., 5.88% due at 7/01/23, par and fair value of USD 13,500,000 and $13,907,700, respectively)		14,243	14,242,500
RBC Capital Markets, LLC, 0.00%, Open (q) (Purchased on 10/28/16 to be repurchased at $5,562,000, collateralized by CommScope Technologies Finance LLC, 6.00% due at 6/15/25, par and fair value of USD 5,150,000 and $5,407,500, respectively)		5,562	5,562,000
RBC Capital Markets, LLC, 0.00%, Open (q) (Purchased on 10/28/16 to be repurchased at $5,989,000, collateralized by LifePoint Health, Inc., 5.50% due at 12/01/21, par and fair value of USD 5,650,000 and $5,854,813, respectively)		5,989	5,989,000
RBC Capital Markets, LLC, 0.15%, Open (q) (Purchased on 1/21/16 to be repurchased at $1,813,706, collateralized by Steel Dynamics, Inc., 5.50% due at 10/01/24, par and fair value of USD 2,125,000 and $2,241,875, respectively)		1,812	1,811,563
RBC Capital Markets, LLC, 0.15%, Open (q) (Purchased on 2/02/16 to be repurchased at $6,534,424, collateralized by Health Care REIT, Inc., 4.00% due at 6/01/25, par and fair value of USD 6,527,000 and $6,833,932, respectively)		6,527	6,527,000
RBC Capital Markets, LLC, 0.15%, Open (q) (Purchased on 5/23/16 to be repurchased at $3,606,403, collateralized by CDW LLC/CDW Finance Corp., 5.50% due at 12/01/24, par and fair value of USD 3,400,000 and $3,571,054, respectively)		3,604	3,604,000
RBC Capital Markets, LLC, 0.15%, Open (q) (Purchased on 8/01/16 to be repurchased at $4,158,934, collateralized by LifePoint Health, Inc., 5.50% due at 12/01/21, par and fair value of USD 3,950,000 and $4,093,188, respectively)		4,157	4,157,375
RBC Capital Markets, LLC, 0.15%, Open (q) (Purchased on 9/14/16 to be repurchased at $3,692,208, collateralized by CommScope Technologies Finance LLC, 6.00% due at 6/15/25, par and fair value of USD 3,450,000 and $3,622,500, respectively)		3,692	3,691,500
RBC Capital Markets, LLC, 0.15%, Open (q) (Purchased on 9/23/16 to be repurchased at $3,528,264, collateralized by United Rentals North America, Inc., 5.88% due at 9/15/26, par and fair value of USD 3,425,000 and $3,488,705, respectively)		3,528	3,527,750

			797,201,423

	Shares		Value
Money Market Funds — 6.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.22%		262,265,170	$262,265,170
Total Short-Term Securities (Cost — $1,061,215,577) — 25.8%			1,059,466,593

Options Purchased			Value
(Cost — $6,672,515) — 0.1%			5,476,101
Total Investments Before Options Written, Borrowed Bonds and Investments Sold Short (Cost — $4,918,971,817*) — 117.5%			4,820,656,963

Options Written			Value
(Premiums Received — $625,387) — (0.0)%			(811,600)

Borrowed Bonds		Par (000)	Value
Corporate Bonds — (9.4)%
AECOM, 5.88%, 10/15/24	USD	2,600	(2,746,250)
Bank of Communications Co. Ltd., 5.00% (b)(f)		2,600	(2,671,500)
CDW LLC/CDW Finance Corp., 5.50%, 12/01/24		3,400	(3,571,054)
Celgene Corp.:
3.88%, 8/15/25		15,000	(15,714,030)
5.00%, 8/15/45		10,000	(10,729,310)
Chevron Corp., 3.19%, 6/24/23		5,503	(5,817,007)
CommScope Technologies Finance LLC, 6.00%, 6/15/25 (a)		3,450	(3,622,500)
CVS Health Corp., 5.13%, 7/20/45		10,000	(11,665,910)
Deutsche Bank AG:
6.25% (b)(f)		3,400	(2,643,500)
7.50% (b)(f)		6,400	(5,224,000)
Enterprise Products Operating LLC, 3.75%, 2/15/25		10,961	(11,327,678)
Exxon Mobil Corp.:
3.04%, 3/01/26		15,000	(15,510,300)
4.11%, 3/01/46		15,000	(16,186,380)
Goldman Sachs Group, Inc., 3.75%, 2/25/26		30,000	(31,354,680)
Grupo Antolin Dutch BV, 5.13%, 6/30/22	EUR	873	(1,023,028)
Health Care REIT, Inc., 4.00%, 6/01/25	USD	6,527	(6,833,932)
Infor U.S., Inc., 6.50%, 5/15/22		4,300	(4,445,125)
JC Penney Corp., Inc., 5.88%, 7/01/23 (a)		13,500	(13,907,700)
JPMorgan Chase & Co.:
6.75% (b)(f)		15,000	(16,650,000)
4.13%, 12/15/26		15,000	(15,830,670)
Kennametal, Inc., 3.88%, 2/15/22		437	(438,916)
LifePoint Health, Inc., 5.50%, 12/01/21		3,950	(4,093,188)
Merck & Co., Inc., 3.70%, 2/10/45		12,000	(12,312,504)
Molson Coors Brewing Co., 3.50%, 5/01/22		6,023	(6,415,507)
Morgan Stanley:
5.55% (b)(f)		4,291	(4,392,911)
3.88%, 1/27/26		15,000	(15,815,640)
Mylan NV, 5.25%, 6/15/46 (a)		4,000	(4,049,692)
Novartis Capital Corp., 4.00%, 11/20/45		12,000	(12,899,472)
Philip Morris International, Inc., 2.75%, 2/25/26		25,000	(25,261,950)
QUALCOMM, Inc., 3.45%, 5/20/25		13,000	(13,626,171)
Seagate HDD, 4.75%, 6/01/23		8,560	(8,517,200)

16	BLACKROCK FUNDS	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Borrowed Bonds		Par (000)	Value
Corporate Bonds (continued)
Steel Dynamics, Inc., 5.50%, 10/01/24		2,125	$(2,241,875)
Syngenta Finance NV, 1.88%, 11/02/21	EUR	700	(814,305)
Target Corp., 4.00%, 7/01/42	USD	20,000	(21,027,700)
Total Capital International SA, 3.75%, 4/10/24		9,261	(10,023,403)
United Rentals North America, Inc., 5.88%, 9/15/26		3,425	(3,488,705)
Ventas Realty LP, 3.50%, 2/01/25		15,000	(15,342,390)
Verizon Communications, Inc.:
2.63%, 8/15/26		10,524	(10,072,236)
4.86%, 8/21/46		15,000	(15,887,655)

			(384,195,974)
Foreign Agency Obligations — (0.2)%
Industrial & Commercial Bank of China Ltd., 6.00% (b)(f)		2,600	(2,761,749)
Statoil ASA, 3.25%, 11/10/24		5,890	(6,190,973)

			(8,952,722)
Foreign Government Obligations — (3.3)%
Buoni Poliennali Del Tesoro, 2.15%, 12/15/21	EUR	37,690	(44,420,041)
Kingdom of Spain, 5.85%, 1/31/22		62,840	(88,919,480)
Republic of Ecuador, 7.95%, 6/20/24	USD	3,000	(2,827,500)

			(136,167,021)
U.S. Treasury Obligations — (5.6)%
U.S. Treasury Bonds:
2.50%, 5/15/46		33,654	(33,037,458)
2.25%, 8/15/46		125,850	(117,045,408)
U.S. Treasury Notes:
0.88%, 9/15/19		13,190	(13,144,138)
1.00%, 10/15/19		11,483	(11,482,948)
1.50%, 8/15/26		55,230	(53,581,430)

			(228,291,382)
Total Borrowed Bonds (Proceeds — $755,636,249) — (18.5)%			(757,607,099)

Investments Sold Short		Shares	Value
Common Stocks — (0.1)%
Caterpillar, Inc.		35,875	(2,994,127)
HCA Holdings, Inc.		9,000	(688,770)
Herc Holdings, Inc.		4,666	(140,400)
Hertz Global Holdings, Inc.		17,500	(580,125)
Mallinckrodt PLC (e)		6,000	(355,560)
Tenet Healthcare Corp.		19,000	(374,490)

			(5,133,472)

Corporate Bonds — (0.5)%		Par (000)	Value
CommScope Technologies Finance LLC, 6.00%, 06/15/25 (a)	USD	1,700	$(1,785,000)
Enterprise Products Operating LLC, 3.95%, 02/15/27		10,000	(10,404,500)
LifePoint Health, Inc., 5.50%, 12/01/21		1,700	(1,761,625)
Mylan NV, 5.25%, 06/15/46 (a)		4,000	(4,049,692)
Verizon Communications, Inc., 2.63%, 08/15/26		748	(715,891)

			(18,716,708)

Investment Companies — (1.3)%		Shares	Value
Health Care Select Sector SPDR Fund		20,000	(1,347,200)
Industrial Select Sector SPDR Fund		60,000	(3,432,600)
iShares iBoxx $ High Yield Corporate Bond ETF (r)		379,000	(32,601,580)
iShares iBoxx $ Investment Grade Corporate Bond ETF (r)		85,000	(10,283,300)
Powershares QQQ Trust Series 1		26,100	(3,053,439)
VanEck Vectors Semiconductor ETF		15,000	(1,024,050)

			(51,742,169)

U.S. Treasury Obligations — (0.2)%		Par (000)	Value
U.S. Treasury Bonds, 2.50%, 05/15/46	USD	9,744	(9,565,392)
Total Investments Sold Short (Proceeds — $84,759,240) — (2.1)%			(85,157,741)
Total Investments Net of Options Written, Borrowed Bonds and Investments Sold Short — 96.9%			3,977,080,523
Other Assets Less Liabilities — 3.1%			125,135,431

Net Assets — 100.0%			$4,102,215,954

Notes to Schedule of Investments

*	As of October 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$4,933,551,167

Gross unrealized appreciation	$73,874,388
Gross unrealized depreciation	(186,768,592)

Net unrealized depreciation	$(112,894,204)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Zero-coupon bond.

(d)	Amount is less than $500.

BLACKROCK FUNDS	OCTOBER 31, 2016	17

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

(e)	Non-income producing security.

(f)	Perpetual security with no stated maturity date.

(g)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(h)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

(i)	Restricted security as to resale, excluding 144a securities. As of period end, the Fund held restricted securities with a current value of $10,049 and an original cost of $10,049 which was less than 0.05% of its net assets.

(j)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(k)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(l)	Convertible security.

(m)	Issuer filed for bankruptcy and/or is in default.

(n)	All or a portion of security has been pledged as collateral in connection with outstanding borrowed bonds.

(o)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(p)	Certain agreements have no stated maturity and can be terminated by either party at any time.

(q)	The amount to be repurchased assumes the maturity will be the day after the period end.

(r)	During the period ended October 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Shares Purchased		Shares Sold	Shares Held at October 31, 2016	Value at October 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	15,672,026	—		(15,672,026)[1]	—	—	$5,062
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	262,265,170	[2]	—	262,265,170	$262,265,170	123,195
Total						$262,265,170	$128,257

[1]	Represents net shares sold.

[2]	Represents net shares purchased.

Affiliate	Shares Held at July 31, 2016	Shares Purchased	Shares Sold	Shares Held at October 31, 2016	Value at October 31, 2016	Expense	Realized Gain (Loss)
iShares iBoxx $ High Yield Corporate Bond ETF	(535,000)	201,000	(45,000)	(379,000)	$(32,601,580)	$(457,787)	$(768,293)
iShares iBoxx $ Investment Grade Corporate Bond ETF	—	—	(85,000)	(85,000)	(10,283,300)	(25,738)	—
iShares U.S. Preferred Stock ETF	—	290,000	(290,000)	—	—	(41,978)	25,710
Total					$(42,884,880)	$(525,503)	$(742,583)

      Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
Barclays Capital, Inc.	(0.50%)	9/12/16	Open	$5,312,430	$5,308,741	Corporate Bonds	31-90 Days

Derivative Financial Instruments Outstanding as of Period End

      Futures Contracts

Contracts Short	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(62)	Euro Dollar	December 2016	USD	15,353,525	$(64,413)
(434)	Euro STOXX Banks Index	December 2016	USD	3,623,218	(126,097)
(430)	Euro-Bobl	December 2016	USD	61,888,468	366,695
(218)	Euro-BTP Italian Government Bond	December 2016	USD	33,158,878	1,354,280
(774)	Euro-Bund	December 2016	USD	137,789,758	2,352,054
(90)	Euro-Schatz	December 2016	USD	11,063,395	11,271
(191)	Long Gilt British	December 2016	USD	29,302,606	1,358,771
(799)	S&P 500 E-Mini Index	December 2016	USD	84,697,995	(40,407)
(72)	U.S. Treasury Bonds (30 Year)	December 2016	USD	11,715,750	397,143
(449)	U.S. Treasury Notes (10 Year)	December 2016	USD	58,201,625	230,103
(8)	U.S. Treasury Notes (2 Year)	December 2016	USD	1,745,125	2,613
(1,835)	U.S. Treasury Notes (5 Year)	December 2016	USD	221,662,266	604,487
(97)	U.S. Ultra Treasury Bonds	December 2016	USD	17,065,938	1,077,955
(148)	U.S. Ultra Treasury Bonds (10 Year)	December 2016	USD	20,944,312	455,882
Total					$7,980,337

18	BLACKROCK FUNDS	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	15,000,000	USD	16,855,427	Bank of New York Mellon	11/03/16	$(387,143)
EUR	1,852,000	USD	2,022,718	BNP Paribas S.A.	11/03/16	10,567
EUR	561,810,000	USD	613,496,531	Citibank N.A.	11/03/16	3,306,587
EUR	34,350,000	USD	37,506,113	Deutsche Bank AG	11/03/16	206,258
GBP	5,200,000	USD	6,775,132	Bank of New York Mellon	11/03/16	(409,944)
GBP	118,736,301	USD	144,175,554	Citibank N.A.	11/03/16	1,166,549
GBP	1,000,000	USD	1,212,038	Deutsche Bank AG	11/03/16	12,037
GBP	10,373,000	USD	13,451,966	State Street Bank and Trust Co.	11/03/16	(754,639)
USD	421,132	CNH	2,830,000	HSBC Bank PLC	11/03/16	3,780
USD	16,380,000	EUR	15,000,000	Bank of New York Mellon	11/03/16	(88,284)
USD	2,077,314	EUR	1,852,000	BNP Paribas S.A.	11/03/16	44,030
USD	6,251,805	EUR	5,575,000	Citibank N.A.	11/03/16	131,093
USD	624,343,229	EUR	556,235,000	Citibank N.A.	11/03/16	13,660,824
USD	38,606,654	EUR	34,350,000	Deutsche Bank AG	11/03/16	894,283
USD	6,305,000	GBP	5,200,000	Bank of New York Mellon	11/03/16	(60,188)
USD	154,496,101	GBP	118,736,301	Citibank N.A.	11/03/16	9,153,999
USD	12,604,595	GBP	10,373,000	Deutsche Bank AG	11/03/16	(92,732)
USD	1,303,070	GBP	1,000,000	Deutsche Bank AG	11/03/16	78,995
EUR	25,356,868	GBP	22,080,000	Bank of America N.A.	12/02/16	828,818
GBP	3,190,000	USD	4,103,999	Barclays Bank PLC	12/02/16	(196,937)
GBP	8,390,000	USD	10,465,267	Barclays Bank PLC	12/02/16	(189,327)
GBP	3,185,000	USD	4,050,312	Barclays Bank PLC	12/02/16	(149,374)
GBP	3,361,000	USD	4,068,188	Citibank N.A.	12/02/16	48,312
GBP	4,780,000	USD	6,188,709	UBS AG	12/02/16	(334,241)
USD	47,717,047	GBP	36,878,038	Citibank N.A.	12/02/16	2,549,408
USD	4,105,786	GBP	3,360,000	Credit Suisse International	12/02/16	(9,489)
EUR	15,000,000	USD	16,401,452	Bank of New York Mellon	12/05/16	89,286
GBP	5,200,000	USD	6,308,744	Bank of New York Mellon	12/05/16	60,773
GBP	10,373,000	USD	12,612,220	Deutsche Bank AG	12/05/16	93,743
USD	416,044	CNH	2,830,000	HSBC Bank PLC	12/05/16	(279)
USD	2,025,310	EUR	1,852,000	BNP Paribas S.A.	12/05/16	(10,746)
USD	614,283,107	EUR	561,810,000	Citibank N.A.	12/05/16	(3,360,993)
USD	37,553,896	EUR	34,350,000	Deutsche Bank AG	12/05/16	(209,894)
USD	144,255,095	GBP	118,736,301	Citibank N.A.	12/05/16	(1,185,855)
USD	1,212,718	GBP	1,000,000	Deutsche Bank AG	12/05/16	(12,189)
USD	404,241	EUR	359,000	Barclays Bank PLC	12/06/16	9,540
USD	7,316,324	EUR	6,517,000	JPMorgan Chase Bank N.A.	12/06/16	151,233
EUR	692,941	USD	760,738	Citibank N.A.	12/13/16	1,422
EUR	1,156,961	USD	1,270,158	Citibank N.A.	12/13/16	2,375
USD	1,295,363	EUR	1,156,961	JPMorgan Chase Bank N.A.	12/13/16	22,830
USD	2,359,900	EUR	2,107,759	JPMorgan Chase Bank N.A.	12/13/16	41,592
USD	915,748	SGD	1,250,000	JPMorgan Chase Bank N.A.	12/13/16	17,016
Total						$25,133,096

BLACKROCK FUNDS	OCTOBER 31, 2016	19

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Exchange-Traded Options Purchased

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
CBOE Volatility Index	Call	11/16/16	USD	24.00	2,000	$130,000
Apple Inc.	Call	11/18/16	USD	120.00	1,500	22,500
Comcast Corp.	Call	11/18/16	USD	70.00	1,100	4,400
Energy Select Sector SPDR ETF	Call	11/18/16	USD	74.00	650	4,225
Energy Select Sector SPDR ETF	Call	11/18/16	USD	71.50	500	17,000
Microsoft Corp.	Call	11/18/16	USD	60.00	2,200	194,700
PowerShares QQQ Trust, Series 1 ETF	Call	11/18/16	USD	122.00	1,150	20,125
SPDR Dow Jones Industrial Average ETF	Call	11/18/16	USD	188.00	850	13,600
Western Digital Corp.	Call	11/18/16	USD	65.00	250	3,875
Apple Inc.	Call	12/16/16	USD	130.00	2,100	19,950
Apple Inc.	Call	12/16/16	USD	120.00	900	64,800
Energy Select Sector SPDR ETF	Call	12/16/16	USD	73.00	850	47,175
Energy Select Sector SPDR ETF	Call	12/16/16	USD	76.00	850	13,175
EURO STOXX Banks Index Futures	Call	12/16/16	EUR	95.00	838	508,255
Market Vectors Gold Miners ETF	Call	12/16/16	USD	26.00	1,750	165,375
Microsoft Corp.	Call	12/16/16	USD	65.00	2,000	15,000
Microsoft Corp.	Call	12/16/16	USD	62.50	1,000	36,500
CBOE Volatility Index	Call	12/21/16	USD	24.00	850	85,000
Mylan, Inc .	Call	1/20/17	USD	45.00	1,000	37,000
NXP Semiconductors NV	Call	1/20/17	USD	110.00	2,450	18,375
AMC Networks, Inc.	Call	3/17/17	USD	65.00	600	30,000
Caterpillar, Inc.	Put	11/18/16	USD	75.00	850	13,175
Caterpillar, Inc.	Put	11/18/16	USD	80.00	725	48,938
Caterpillar, Inc.	Put	11/18/16	USD	65.00	500	1,500
Chesapeake Energy Corp.	Put	11/18/16	USD	5.00	1,250	28,125
Consumer Discretionary SPDR ETF	Put	11/18/16	USD	78.00	750	84,750
Financial Select Sector SPDR Fund	Put	11/18/16	USD	18.00	5,650	22,600
Financial Select Sector SPDR Fund	Put	11/18/16	USD	22.00	1,500	6,000
Health Care SPDR ETF	Put	11/18/16	USD	69.00	2,000	472,000
Industrial Select Sector SPDR Fund	Put	11/18/16	USD	57.00	1,750	136,500
Industrial Select Sector SPDR Fund	Put	11/18/16	USD	55.00	1,000	31,000
iShares iBoxx $ High Yield Corporate Bond ETF	Put	11/18/16	USD	85.00	2,500	125,000
iShares iBoxx $ High Yield Corporate Bond ETF	Put	11/18/16	USD	86.00	1,500	136,500
iShares IBoxx $ Invest Grade Corp. Bond Fund	Put	11/18/16	USD	121.00	1,250	81,250
iShares Russell 2000 Index ETF	Put	11/18/16	USD	118.00	850	167,025
iShares Russell 2000 Index ETF	Put	11/18/16	USD	119.00	750	178,125
iShares Russell 2000 Index ETF	Put	11/18/16	USD	113.00	700	50,050
iShares S&P U.S. Preferred Stock Index Fund ETF	Put	11/18/16	USD	38.00	3,000	45,000
Mallinckrodt PLC	Put	11/18/16	USD	65.00	250	120,000
Micron Technology, Inc.	Put	11/18/16	USD	15.00	1,250	7,500
Micron Technology, Inc.	Put	11/18/16	USD	14.00	1,250	2,500
Micron Technology, Inc.	Put	11/18/16	USD	16.00	750	15,000
PowerShares QQQ Trust, Series 1 ETF	Put	11/18/16	USD	116.00	850	124,525
PowerShares QQQ Trust, Series 1 ETF	Put	11/18/16	USD	110.00	750	29,625
Qorvo, Inc.	Put	11/18/16	USD	45.00	400	6,000
SPDR S&P 500 ETF Trust	Put	11/18/16	USD	212.00	1,000	287,500
SPDR S&P 500 ETF Trust	Put	11/18/16	USD	210.00	500	112,750
Western Digital Corp.	Put	11/18/16	USD	45.00	750	1,500
Amazon.com, Inc.	Put	12/16/16	USD	700.00	150	38,325
Caterpillar, Inc.	Put	12/16/16	USD	75.00	500	29,250
Chesapeake Energy Corp.	Put	12/16/16	USD	5.00	500	21,000
Financial Select Sector SPDR Fund	Put	12/16/16	USD	18.00	3,000	37,500
Herc Holdings, Inc .	Put	12/16/16	USD	25.00	700	47,250

20	BLACKROCK FUNDS	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Industrial Select Sector SPDR Fund	Put	12/16/16	USD	54.00	500	$26,500
iShares iBoxx $ High Yield Corporate Bond ETF	Put	12/16/16	USD	85.00	2,650	272,950
iShares IBoxx $ Invest Grade Corp. Bond Fund	Put	12/16/16	USD	117.00	1,800	27,000
iShares IBoxx $ Invest Grade Corp. Bond Fund	Put	12/16/16	USD	120.00	750	67,500
Micron Technology, Inc.	Put	12/16/16	USD	15.00	1,500	39,750
Micron Technology, Inc.	Put	12/16/16	USD	16.00	1,250	61,875
PowerShares QQQ Trust, Series 1 ETF	Put	12/16/16	USD	115.00	750	158,250
United Rentals, Inc.	Put	12/16/16	USD	60.00	500	17,500
Alere, Inc.	Put	1/20/17	USD	31.00	700	7,000
Caterpillar, Inc.	Put	1/20/17	USD	70.00	700	49,000
Caterpillar, Inc.	Put	1/20/17	USD	65.00	700	27,300
Chesapeake Energy Corp.	Put	1/20/17	USD	4.00	750	18,375
General Electric Co.	Put	1/20/17	USD	27.00	1,250	48,125
Hewlett Packard Enterprise Co.	Put	1/20/17	USD	18.00	1,500	15,000
Industrial Select Sector SPDR Fund	Put	1/20/17	USD	54.00	1,650	140,250
Rite Aid Corp.	Put	1/20/17	USD	5.00	1,100	33,550
Western Digital Corp.	Put	1/20/17	USD	50.00	1,150	142,025
Western Digital Corp.	Put	1/20/17	USD	45.00	250	14,125
iShares IBoxx $ Invest Grade Corp. Bond Fund	Put	3/17/17	USD	115.00	1,500	112,500
Total						$5,237,368

OTC Interest Rate Swaptions Purchased

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
10-Year Interest Rate Swap		Put	1.98%	Pay	3-month LIBOR	1/11/17	USD	30,000	$102,514
5-Year Interest Rate Swap		Put	1.68%	Pay	3-month LIBOR	1/11/17	USD	124,000	136,219
Total									$238,733

Exchange-Traded Options Written

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Apple Inc.	Call	11/18/16	USD	125.00	750	$(3,000)
Market Vectors Gold Miners ETF	Call	12/16/16	USD	29.00	1,750	(52,500)
NXP Semiconductors NV	Call	1/20/17	USD	120.00	1,225	(6,125)
Consumer Discretionary SPDR ETF	Put	11/18/16	USD	76.00	750	(42,375)
Health Care SPDR ETF	Put	11/18/16	USD	66.00	2,000	(191,000)
Industrial Select Sector SPDR Fund	Put	11/18/16	USD	53.00	750	(10,500)
Industrial Select Sector SPDR Fund	Put	11/18/16	USD	54.00	1,000	(20,000)
iShares iBoxx $ High Yield Corporate Bond ETF	Put	11/18/16	USD	82.00	1,400	(60,200)
iShares IBoxx $ Invest Grade Corp. Bond Fund	Put	11/18/16	USD	117.00	1,250	(25,000)
iShares Russell 2000 Index ETF	Put	11/18/16	USD	112.00	750	(43,500)
iShares Russell 2000 Index ETF	Put	11/18/16	USD	111.00	850	(39,950)
PowerShares QQQ Trust, Series 1 ETF	Put	11/18/16	USD	111.00	850	(42,075)
SPDR S&P 500 ETF Trust	Put	11/18/16	USD	203.00	500	(46,000)
SPDR S&P 500 ETF Trust	Put	11/18/16	USD	204.00	1,000	(104,500)
iShares iBoxx $ High Yield Corporate Bond ETF	Put	12/16/16	USD	81.00	2,650	(59,625)
iShares IBoxx $ Invest Grade Corp. Bond Fund	Put	12/16/16	USD	116.00	750	(22,500)
PowerShares QQQ Trust, Series 1 ETF	Put	12/16/16	USD	106.00	750	(42,750)
Total						$(811,600)

BLACKROCK FUNDS	OCTOBER 31, 2016	21

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Centrally Cleared Credit Default Swaps — Buy Protection

Index	Pay Fixed Rate	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
iTraxx Europe Series 25 Version 1	1.00%	6/20/21	EUR	640	$46
iTraxx Europe Crossover Series 26 Version 1	5.00%	12/20/21	EUR	266,139	(2,279,709)
iTraxx Europe Series 26 Version 1	1.00%	12/20/21	EUR	8,900	(12,772)
CDX.NA.HY Series 27 Version 1	5.00%	12/20/21	USD	7,500	(54,603)
CDX.NA.IG Series 27 Version 1	1.00%	12/20/21	USD	300,000	(633,355)
Total					$(2,980,393)

Centrally Cleared Credit Default Swaps — Sell Protection

Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
iTraxx Europe Series 21 Version 1	1.00%	6/20/19	BBB+	EUR	22,298	$79,200
iTraxx Europe Series 23 Version 1	1.00%	6/20/20	BBB+	EUR	15,348	34,594
iTraxx Financials Series 25 Version 1	1.00%	6/20/21	A	EUR	9,060	5,206
iTraxx Financials Series 26 Version 1	1.00%	12/20/21	A	EUR	27,290	181,816
Total						$300,816

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.03%[1]	3-month LIBOR	4/07/17	USD	8,000	$(4,567)
1.01%[1]	3-month LIBOR	4/28/17	USD	9,000	(3,353)
0.92%[1]	3-month LIBOR	5/16/17	USD	5,000	(12,203)
1.03%[1]	3-month LIBOR	6/16/17	USD	3,000	(9,919)
1.30%[1]	3-month LIBOR	9/23/17	USD	3,250	(10,825)
1.10%[1]	3-month LIBOR	1/26/18	USD	5,700	(21,343)
1.02%[1]	3-month LIBOR	1/30/18	USD	12,000	(30,007)
1.25%[2]	3-month LIBOR	2/13/18	USD	3,660	13,940
1.24%[1]	3-month LIBOR	5/14/18	USD	4,000	(27,767)
1.22%[1]	3-month LIBOR	8/14/18	USD	6,300	(22,146)
1.89%[1]	3-month LIBOR	9/11/19	USD	5,000	(111,686)
1.99%[1]	3-month LIBOR	9/23/19	USD	7,500	(188,680)
1.78%[1]	3-month LIBOR	12/23/19	USD	6,000	(145,250)
1.44%[2]	3-month LIBOR	1/22/20	USD	2,790	33,321
1.44%[1]	3-month LIBOR	1/22/20	USD	2,480	(29,795)
1.67%[1]	3-month LIBOR	2/13/20	USD	1,930	(33,437)
1.69%[1]	3-month LIBOR	2/20/20	USD	4,000	(71,246)
1.69%[1]	3-month LIBOR	5/29/20	USD	6,000	(134,695)
1.92%[1]	3-month LIBOR	6/12/20	USD	4,000	(124,891)
1.54%[1]	3-month LIBOR	11/04/20	USD	9,000	(155,117)
2.38%[1]	3-month LIBOR	9/23/21	USD	1,000	(52,192)
1.91%[1]	3-month LIBOR	2/13/22	USD	2,080	(63,285)
1.80%[1]	3-month LIBOR	4/02/22	USD	3,000	(70,202)
1.92%[1]	3-month LIBOR	1/22/25	USD	4,230	(132,315)
1.92%[1]	3-month LIBOR	1/22/25	USD	920	(28,815)
2.01%[1]	3-month LIBOR	10/23/25	USD	8,200	(264,392)
Total					$(1,700,867)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Fund pays the floating rate and receives the fixed rate.

22	BLACKROCK FUNDS	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

OTC Credit Default Swaps — Buy Protection

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 17 Version 1	1.00%	Credit Suisse International	12/20/16	USD	4,000	$(9,539)	$2,523	$(12,062)
CDX.NA.IG Series 17 Version 1	1.00%	Morgan Stanley Capital Services LLC	12/20/16	USD	1,000	(2,384)	29	(2,413)
SFR Group SA	5.00%	Citibank N.A.	12/20/16	EUR	4,160	(55,486)	(22,156)	(33,330)
Stena AB	5.00%	Credit Suisse International	12/20/16	EUR	4,100	(43,258)	(10,418)	(32,840)
Republic of Ireland	1.00%	Citibank N.A.	3/20/17	USD	500	(2,120)	7,178	(9,298)
Republic of Italy	1.00%	Barclays Bank PLC	3/20/18	USD	6,750	(42,230)	114,465	(156,695)
iTraxx Europe Series 9 3-6%	5.00%	Citibank N.A.	6/20/18	EUR	10,350	(864,726)	534,258	(1,398,984)
iTraxx Financials Series 19 Version 1	1.00%	Citibank N.A.	6/20/18	EUR	31,100	(365,066)	(315,096)	(49,970)
Republic of France	0.25%	Barclays Bank PLC	6/20/18	USD	6,590	(18,955)	38,690	(57,645)
Republic of France	0.25%	Citibank N.A.	6/20/18	USD	7,125	(20,493)	47,377	(67,870)
Republic of France	0.25%	JPMorgan Chase Bank N.A.	6/20/18	USD	7,135	(20,523)	36,426	(56,949)
Dow Chemical Co.	1.00%	JPMorgan Chase Bank N.A.	9/20/18	USD	5,000	(79,149)	(8,762)	(70,387)
Abbott Laboratories	1.00%	JPMorgan Chase Bank N.A.	12/20/18	USD	15,000	(282,817)	(218,585)	(64,232)
Cardinal Health, Inc.	1.00%	Barclays Bank PLC	12/20/18	USD	15,000	(300,109)	(189,707)	(110,402)
Dell, Inc.	1.00%	Goldman Sachs Bank USA	12/20/18	USD	4,000	(17,567)	44,548	(62,115)
International Business Machines Corp.	1.00%	Goldman Sachs International	12/20/18	USD	15,000	(285,973)	(189,707)	(96,266)
iTraxx Financials Series 20 Version 1	1.00%	Barclays Bank PLC	12/20/18	EUR	17,690	(235,575)	(56,349)	(179,226)
iTraxx Financials Series 20 Version 1	1.00%	Citibank N.A.	12/20/18	EUR	37,890	(504,575)	(118,330)	(386,245)
iTraxx Financials Series 20 Version 1	1.00%	Citibank N.A.	12/20/18	EUR	22,500	(299,629)	(260,952)	(38,677)
Microsoft Corp.	1.00%	Credit Suisse International	12/20/18	USD	11,841	(240,037)	(144,623)	(95,414)
Microsoft Corp.	1.00%	Goldman Sachs International	12/20/18	USD	3,159	(64,034)	(39,277)	(24,757)
Sony Corp.	1.00%	JPMorgan Chase Bank N.A.	3/20/19	JPY	2,000,000	(392,901)	654,264	(1,047,165)
Republic of Portugal	1.00%	BNP Paribas S.A.	9/20/19	USD	12,875	294,429	218,676	75,753
Navient Corp.	1.00%	JPMorgan Chase Bank N.A.	12/20/19	USD	2,000	115,367	85,139	30,228
Southwest Airlines Co.	1.00%	Credit Suisse International	12/20/19	USD	10,000	(222,081)	(103,963)	(118,118)
AT&T Inc.	1.00%	Goldman Sachs Bank USA	3/20/20	USD	30,000	(462,275)	(327,025)	(135,250)
Raytheon Co.	1.00%	Goldman Sachs Bank USA	3/20/20	USD	15,555	(464,186)	(424,467)	(39,719)
Raytheon Co.	1.00%	Goldman Sachs Bank USA	3/20/20	USD	15,485	(462,097)	(422,430)	(39,667)
Boston Scientific Corp.	1.00%	JPMorgan Chase Bank N.A.	6/20/20	USD	15,000	(417,603)	(260,626)	(156,977)
Navient Corp.	5.00%	Citibank N.A.	9/20/20	USD	2,000	(96,236)	11,730	(107,966)
Textron, Inc.	1.00%	JPMorgan Chase Bank N.A.	9/20/20	USD	8,000	(109,751)	(37,580)	(72,171)
AT&T Inc.	1.00%	Credit Suisse International	12/20/20	USD	10,000	(129,480)	78,461	(207,941)
Banco Comercial Portugues SA	5.00%	BNP Paribas S.A.	12/20/20	EUR	1,284	82,992	(18,626)	101,618
Sprint Nextel Corp.	5.00%	Goldman Sachs International	12/20/20	USD	4,600	(173,887)	1,322,246	(1,496,133)
VF Corp.	1.00%	BNP Paribas S.A.	12/20/20	USD	3,435	(67,347)	(65,779)	(1,568)
21st Century Fox America, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	20,000	(532,011)	(491,222)	(40,789)
American Express Co.	1.00%	Citibank N.A.	6/20/21	USD	20,000	(608,409)	(445,505)	(162,904)
American Express Co.	1.00%	Citibank N.A.	6/20/21	USD	16,320	(496,252)	(418,239)	(78,013)
American Express Co.	1.00%	Citibank N.A.	6/20/21	USD	13,680	(416,151)	(357,173)	(58,978)
American International Group, Inc.	1.00%	Citibank N.A.	6/20/21	USD	15,410	(205,103)	(212,112)	7,009
American International Group, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	14,590	(194,188)	(180,853)	(13,335)

BLACKROCK FUNDS	OCTOBER 31, 2016	23

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America Corp.	1.00%	Goldman Sachs International	6/20/21	USD	20,000	$(283,341)	$35,876	$(319,217)
Bank of America N.A.	1.00%	Goldman Sachs International	6/20/21	USD	13,685	(193,875)	24,841	(218,716)
Bank of America N.A.	1.00%	Goldman Sachs International	6/20/21	USD	11,315	(160,300)	20,539	(180,839)
Cable & Wireless International Finance BV	5.00%	Goldman Sachs International	6/20/21	EUR	2,620	(445,986)	(312,723)	(133,263)
Citigroup, Inc.	1.00%	Goldman Sachs International	6/20/21	USD	20,000	(279,875)	14,082	(293,957)
Citigroup, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	13,685	(191,505)	30,861	(222,366)
Citigroup, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	11,315	(158,339)	25,517	(183,856)
Devon Energy Corp.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	4,763	128,738	277,395	(148,657)
Devon Energy Corp.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	3,219	87,006	187,803	(100,797)
Goldman Sachs & Co.	1.00%	Bank of America N.A.	6/20/21	USD	15,875	(144,633)	84,497	(229,130)
Goldman Sachs & Co.	1.00%	Citibank N.A.	6/20/21	USD	9,125	(83,135)	88,322	(171,457)
Goldman Sachs Group, Inc.	1.00%	Bank of America N.A.	6/20/21	USD	20,000	(182,214)	139,839	(322,053)
Hewlett-Packard Co.	1.00%	Goldman Sachs International	6/20/21	USD	5,500	3,491	243,043	(239,552)
Home Depot, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	15,000	(529,601)	(492,387)	(37,214)
JPMorgan Chase & Co.	1.00%	Goldman Sachs International	6/20/21	USD	37,428	(781,097)	(386,386)	(394,711)
Kingdom of Thailand	1.00%	Barclays Bank PLC	6/20/21	USD	1,333	(8,454)	(1,693)	(6,761)
Kingdom of Thailand	1.00%	Citibank N.A.	6/20/21	USD	728	(4,615)	(1,208)	(3,407)
Kingdom of Thailand	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	936	(5,936)	(727)	(5,209)
Kingdom of Thailand	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	936	(5,936)	(314)	(5,622)
Loews Corp.	1.00%	Citibank N.A.	6/20/21	USD	20,000	(638,546)	(546,344)	(92,202)
Loews Corp.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	15,000	(537,879)	(507,058)	(30,821)
Marriott International, Inc.	1.00%	Goldman Sachs International	6/20/21	USD	7,615	(177,856)	(100,745)	(77,111)
Marriott International, Inc.	1.00%	Goldman Sachs International	6/20/21	USD	7,385	(172,484)	(97,702)	(74,782)
Morgan Stanley	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	25,000	(252,598)	241,977	(494,575)
Morgan Stanley	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	20,000	(202,078)	113,949	(316,027)
Omnicom Group, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	11,111	(376,230)	(288,202)	(88,028)
Prudential Financial, Inc.	1.00%	Citibank N.A.	6/20/21	USD	11,000	(65,077)	147,558	(212,635)
Republic of Colombia	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	2,700	64,169	132,877	(68,708)
Republic of Indonesia	1.00%	Barclays Bank PLC	6/20/21	USD	846	13,332	36,632	(23,300)
Republic of Indonesia	1.00%	BNP Paribas S.A.	6/20/21	USD	640	10,088	26,034	(15,946)
Republic of Indonesia	1.00%	HSBC Bank PLC	6/20/21	USD	880	13,872	33,288	(19,416)
Republic of Indonesia	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	414	6,527	16,507	(9,980)
Republic of the Philippines	1.00%	Bank of America N.A.	6/20/21	USD	25,000	(1,043,462)	(965,343)	(78,119)
Staples, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	13,278	755,568	714,120	41,448
Target Corp.	1.00%	Goldman Sachs International	6/20/21	USD	16,080	(445,777)	(464,588)	18,811
Target Corp.	1.00%	Goldman Sachs International	6/20/21	USD	6,965	(193,086)	(191,082)	(2,004)
Target Corp.	1.00%	Goldman Sachs International	6/20/21	USD	6,955	(192,810)	(197,489)	4,679
Target Corp.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	15,000	(415,837)	(479,138)	63,301
Thai Airways International PCL	1.00%	BNP Paribas S.A.	6/20/21	USD	1,267	(8,034)	(3,224)	(4,810)
Time Warner, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	35,000	(859,496)	(416,023)	(443,473)
United Mexican States	1.00%	Credit Suisse International	6/20/21	USD	5,000	83,036	127,835	(44,799)
Viacom, Inc.	1.00%	Bank of America N.A.	6/20/21	USD	7,500	(101,684)	390,133	(491,817)

24	BLACKROCK FUNDS	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Walt Disney Co.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	20,000	$(707,765)	$(629,563)	$(78,202)
Wells Fargo & Co.	1.00%	Goldman Sachs International	6/20/21	USD	15,000	(328,984)	(238,906)	(90,078)
XLIT Ltd.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	15,000	(399,303)	(361,547)	(37,756)
Arrow Electronics, Inc.	1.00%	Bank of America N.A.	12/20/21	USD	8,575	(114,405)	(100,303)	(14,102)
Arrow Electronics, Inc.	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	12,425	(165,769)	(145,336)	(20,433)
Barclays Bank PLC	1.00%	Citibank N.A.	12/20/21	EUR	24,640	(20,780)	138,249	(159,029)
Best Buy Co., Inc.	5.00%	BNP Paribas S.A.	12/20/21	USD	5,250	(862,420)	(776,945)	(85,475)
BNP Paribas SA	1.00%	JPMorgan Chase Bank N.A.	12/20/21	EUR	4,133	(64,611)	(64,258)	(353)
Caterpillar, Inc.	1.00%	Goldman Sachs International	12/20/21	USD	17,500	(282,473)	(300,174)	17,701
Caterpillar, Inc.	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	17,500	(282,473)	(300,174)	17,701
Caterpillar, Inc.	1.00%	Morgan Stanley Capital Services LLC	12/20/21	USD	10,000	(161,413)	(141,467)	(19,946)
Clariant AG	1.00%	BNP Paribas S.A.	12/20/21	EUR	2,450	(16,866)	(6,691)	(10,175)
Credit Suisse Group AG ADR	1.00%	Société Générale	12/20/21	EUR	3,400	60,995	79,542	(18,547)
Ephios Holdco II PLC	5.00%	JPMorgan Chase Bank N.A.	12/20/21	EUR	2,400	(212,305)	(173,041)	(39,264)
Humana, Inc.	1.00%	BNP Paribas S.A.	12/20/21	USD	4,545	(141,227)	(128,144)	(13,083)
Iberdrola SA	1.00%	JPMorgan Chase Bank N.A.	12/20/21	EUR	3,600	(62,724)	(53,013)	(9,711)
Iceland Bondco PLC	5.00%	Citibank N.A.	12/20/21	EUR	1,500	39,255	51,741	(12,486)
ITV PLC	5.00%	BNP Paribas S.A.	12/20/21	EUR	691	(150,681)	(151,060)	379
ITV PLC	5.00%	JPMorgan Chase Bank N.A.	12/20/21	EUR	2,409	(525,300)	(532,938)	7,638
JPMorgan Chase & Co.	1.00%	Bank of America N.A.	12/20/21	USD	10,000	(200,703)	(176,647)	(24,056)
Kingdom of Thailand	1.00%	BNP Paribas S.A.	12/20/21	USD	1,360	(3,226)	(7,857)	4,631
Kingdom of Thailand	1.00%	Goldman Sachs International	12/20/21	USD	3,090	(7,333)	(10,154)	2,821
Ladbrokes PLC	1.00%	JPMorgan Chase Bank N.A.	12/20/21	EUR	1,440	142,639	171,908	(29,269)
Lanxess AG	1.00%	BNP Paribas S.A.	12/20/21	EUR	6,120	(107,366)	(129,408)	22,042
Lanxess AG	1.00%	Citibank N.A.	12/20/21	EUR	6,073	(106,528)	(123,169)	16,641
Lloyds TSB Bank PLC	1.00%	Citibank N.A.	12/20/21	EUR	24,640	(275,454)	(81,148)	(194,306)
Louis Dreyfus Commodities BV	5.00%	Goldman Sachs International	12/20/21	EUR	2,934	(286,015)	(211,542)	(74,473)
Marks & Spencer PLC	1.00%	Bank of America N.A.	12/20/21	EUR	6,192	202,731	136,532	66,199
Marks & Spencer PLC	1.00%	Barclays Bank PLC	12/20/21	EUR	7,260	237,682	173,855	63,827
MONITCHEM HOLDCO 3 SA	5.00%	JPMorgan Chase Bank N.A.	12/20/21	EUR	4,370	(196,677)	(92,856)	(103,821)
New Look Senior Issuer PLC	5.00%	JPMorgan Chase Bank N.A.	12/20/21	EUR	12,380	2,013,843	1,418,765	595,078
People’s Republic of China	1.00%	Goldman Sachs International	12/20/21	USD	10,000	23,991	34,302	(10,311)
People’s Republic of China	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	19,600	47,023	76,652	(29,629)
Pizza Express Financing 1 PLC	5.00%	Credit Suisse International	12/20/21	EUR	5,020	350,307	459,177	(108,870)
Republic of South Africa	1.00%	Barclays Bank PLC	12/20/21	USD	440	31,024	33,115	(2,091)
Republic of South Africa	1.00%	BNP Paribas S.A.	12/20/21	USD	17,580	1,239,538	1,330,746	(91,208)
Republic of South Africa	1.00%	Citibank N.A.	12/20/21	USD	2,070	145,953	154,888	(8,935)
Sol Melia Europe BV	5.00%	JPMorgan Chase Bank N.A.	12/20/21	EUR	4,285	(947,837)	(864,884)	(82,953)
Standard Chartered PLC	1.00%	JPMorgan Chase Bank N.A.	12/20/21	EUR	3,590	225,608	274,975	(49,367)
Statoil ASA	1.00%	BNP Paribas S.A.	12/20/21	EUR	2,500	(73,644)	(62,322)	(11,322)
STMicroelectronics NV	1.00%	Bank of America N.A.	12/20/21	EUR	4,156	(17,877)	5,198	(23,075)
Techem GmbH	5.00%	Credit Suisse International	12/20/21	EUR	2,550	(515,625)	(485,700)	(29,925)
Western Union Co.	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	7,640	21,565	37,753	(16,188)
Total						$(19,142,994)	$(6,214,252)	$(12,928,742)

BLACKROCK FUNDS	OCTOBER 31, 2016	25

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

OTC Credit Default Swaps — Sell Protection

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 17 Version 1	1.00%	Credit Suisse International	12/20/16	BBB+	USD	5,000	$11,924	$(2,567)	$14,491
SAS AB	5.00%	Goldman Sachs International	12/20/17	Not Rated	EUR	1,325	(4,922)	(32,940)	28,018
Republic of Italy	1.00%	Barclays Bank PLC	3/20/18	BBB-	EUR	5,050	44,436	(106,104)	150,540
Republic of Italy	1.00%	Barclays Bank PLC	3/20/18	BBB-	USD	59	369	(1,311)	1,680
iTraxx Sub Financials Series 19 Version 1	5.00%	Citibank N.A.	6/20/18	BBB	EUR	22,500	1,760,552	1,718,516	42,036
iTraxx Sub Financials Series 20 Version 1	5.00%	Barclays Bank PLC	12/20/18	BBB	EUR	14,150	1,388,828	1,718,663	(329,835)
iTraxx Sub Financials Series 20 Version 1	5.00%	Citibank N.A.	12/20/18	BBB	EUR	20,210	1,983,619	2,432,538	(448,919)
iTraxx Sub Financials Series 20 Version 1	5.00%	Citibank N.A.	12/20/18	BBB	EUR	17,400	1,707,816	1,671,818	35,998
iTraxx Sub Financials Series 20 Version 1	5.00%	Deutsche Bank AG	12/20/18	BBB	EUR	10,120	993,281	1,223,625	(230,344)
CNH Industrial NV	5.00%	Citibank N.A.	3/20/19	BB+	EUR	2,950	285,450	329,718	(44,268)
CNH Industrial NV	5.00%	Citibank N.A.	3/20/19	BB+	EUR	2,950	285,451	336,124	(50,673)
SAS AB	5.00%	Goldman Sachs International	6/20/19	Not Rated	EUR	4,890	(204,984)	(369,600)	164,616
iTraxx Asia ex-Japan IG Series 24 Version 1	1.00%	Goldman Sachs International	12/20/20	A-	USD	3,750	29,335	(86,680)	116,015
Republic of Indonesia	1.00%	Barclays Bank PLC	12/20/20	BB+	USD	1,750	(13,750)	(101,675)	87,925
Republic of Indonesia	1.00%	Citibank N.A.	12/20/20	BB+	USD	4,000	(31,430)	(210,306)	178,876
Republic of Indonesia	1.00%	HSBC Bank PLC	12/20/20	BB+	USD	3,750	(29,466)	(211,412)	181,946
BNP Paribas S.A.	1.00%	Citibank N.A.	6/20/21	A	EUR	20,240	341,159	153,262	187,897
Credit Suisse Group AG	1.00%	Citibank N.A.	6/20/21	BBB+	EUR	20,240	(265,411)	(347,869)	82,458
Deutsche Bank AG	1.00%	Barclays Bank PLC	6/20/21	BBB+	EUR	4,200	(225,093)	(210,459)	(14,634)
Deutsche Bank AG	1.00%	Barclays Bank PLC	6/20/21	BBB+	EUR	1,500	(80,391)	(74,121)	(6,270)
Deutsche Bank AG	1.00%	BNP Paribas S.A.	6/20/21	BBB+	EUR	3,800	(203,655)	(212,034)	8,379
Deutsche Bank AG	1.00%	BNP Paribas S.A.	6/20/21	BBB+	EUR	3,119	(167,158)	(163,698)	(3,460)
Deutsche Bank AG	1.00%	Credit Suisse International	6/20/21	BBB+	EUR	11,835	(634,279)	(621,149)	(13,130)
Deutsche Bank AG	1.00%	JPMorgan Chase Bank N.A.	6/20/21	BBB+	EUR	5,046	(270,433)	(269,427)	(1,006)
Federative Republic of Brazil	1.00%	Citibank N.A.	6/20/21	BB	USD	2,300	(144,310)	(152,732)	8,422
International Business Machines Corp.	1.00%	Credit Suisse International	6/20/21	AA-	USD	13,370	314,032	262,959	51,073
International Business Machines Corp.	1.00%	Credit Suisse International	6/20/21	AA-	USD	10,725	251,906	220,395	31,511
International Business Machines Corp.	1.00%	Goldman Sachs International	6/20/21	AA-	USD	10,685	250,966	219,215	31,751
International Business Machines Corp.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	AA-	USD	10,220	239,914	247,769	(7,855)
Intesa Sanpaolo SpA	1.00%	JPMorgan Chase Bank N.A.	6/20/21	BBB-	EUR	6,900	(88,826)	(221,259)	132,433
Telecom Italia SpA	1.00%	BNP Paribas S.A.	6/20/21	BB+	EUR	4,800	(247,526)	(189,097)	(58,429)
Telecom Italia SpA	1.00%	BNP Paribas S.A.	6/20/21	BB+	EUR	4,360	(224,836)	(195,347)	(29,489)
Telecom Italia SpA	1.00%	Citibank N.A.	6/20/21	BB+	EUR	2,010	(103,652)	(114,143)	10,491
UniCredit SpA	1.00%	Barclays Bank PLC	6/20/21	BBB-	EUR	4,200	(135,671)	(134,328)	(1,343)
UniCredit SpA	1.00%	Barclays Bank PLC	6/20/21	BBB-	EUR	1,500	(48,454)	(48,692)	238
Unicredit SpA	1.00%	Citibank N.A.	6/20/21	BBB-	EUR	10,000	(323,026)	(555,017)	231,991
Unicredit SpA	1.00%	Citibank N.A.	6/20/21	BBB-	EUR	5,790	(187,033)	(321,364)	134,331
Unicredit SpA	1.00%	Citibank N.A.	6/20/21	BBB-	EUR	4,300	(138,901)	(258,317)	119,416
UniCredit SpA	1.00%	Citibank N.A.	6/20/21	BBB-	EUR	2,800	(90,447)	(95,038)	4,591
Wind Acquisition Finance SA	5.00%	Goldman Sachs International	6/20/21	B	EUR	1,101	135,183	38,940	96,243

26	BLACKROCK FUNDS	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Calpine Corp.	5.00%	Goldman Sachs International	12/20/21	B	USD	4,400	$313,584	$196,116	$117,468
Dell, Inc.	1.00%	Goldman Sachs International	12/20/21	BB-	USD	4,400	(380,584)	(453,955)	73,371
Dell, Inc.	1.00%	Goldman Sachs International	12/20/21	BB-	USD	4,400	(380,584)	(435,511)	54,927
Dell, Inc.	1.00%	JPMorgan Chase Bank N.A.	12/20/21	BB-	USD	8,800	(761,168)	(919,811)	158,643
Dell, Inc.	1.00%	JPMorgan Chase Bank N.A.	12/20/21	BB-	USD	4,400	(380,584)	(445,933)	65,349
Devon Energy Corp.	1.00%	Barclays Bank PLC	12/20/21	BBB	USD	4,679	(176,858)	(180,151)	3,293
Hertz Global Holdings, Inc.	5.00%	Barclays Bank PLC	12/20/21	B	USD	4,400	92,880	275,091	(182,211)
Hertz Global Holdings, Inc.	5.00%	Barclays Bank PLC	12/20/21	B	USD	2,200	46,440	107,695	(61,255)
Hertz Global Holdings, Inc.	5.00%	Goldman Sachs International	12/20/21	B	USD	8,800	185,760	489,435	(303,675)
Hertz Global Holdings, Inc.	5.00%	Goldman Sachs International	12/20/21	B	USD	2,200	46,440	102,746	(56,306)
Hertz Global Holdings, Inc.	5.00%	JPMorgan Chase Bank N.A.	12/20/21	B	USD	7,900	166,761	433,843	(267,082)
Hertz Global Holdings, Inc.	5.00%	JPMorgan Chase Bank N.A.	12/20/21	B	USD	4,400	92,880	241,634	(148,754)
NRG Energy, Inc.	5.00%	JPMorgan Chase Bank N.A.	12/20/21	BB-	USD	4,400	139,169	127,010	12,159
Republic of France	0.25%	Barclays Bank PLC	6/20/23	AA	USD	4,035	(33,189)	(207,220)	174,031
Republic of France	0.25%	Citibank N.A.	6/20/23	AA	USD	4,350	(35,779)	(235,921)	200,142
Republic of France	0.25%	JPMorgan Chase Bank N.A.	6/20/23	AA	USD	4,350	(35,778)	(219,214)	183,436
Total							$5,059,957	$4,142,710	$917,247

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Total Return Swaps

Reference Entity	Floating Rate	Counterparty	Expiration Date	Contract Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
iShares iBoxx $ Investment Grade Corp.	1-month LIBOR plus 0.15%[1]	Citibank N.A.	10/04/17	USD	30	$35,108	—	$35,108
Micron Technology, Inc.	3-month LIBOR minus 0.30%[1]	Bank of America N.A.	10/04/17	USD	50	33,866	—	33,866
Industrial Select Sector SPDR Fund	1-month LIBOR minus 0.20%[1]	Bank of America N.A.	10/07/17	USD	35	15,209	—	15,209
Industrial Select Sector SPDR Fund	1-month LIBOR minus 0.20%[1]	Bank of America N.A.	10/11/17	USD	20	(7,536)	—	(7,536)
Micron Technology, Inc.	3-month LIBOR minus 0.30%[1]	Bank of America N.A.	10/11/17	USD	60	(23,922)	—	(23,922)
Caterpillar, Inc.	3-month LIBOR minus 0.30%[1]	Bank of America N.A.	10/21/17	USD	18	51,387	—	51,387
Industrial Select Sector SPDR Fund	1-month LIBOR plus 0.05%[1]	Citibank N.A.	10/21/17	USD	25	(9,927)	—	(9,927)
Caterpillar, Inc.	3-month LIBOR minus 0.30%[1]	Bank of America N.A.	10/25/17	USD	18	15,969	—	15,969
Health Care Select Sector SPDR Fund	1-month LIBOR minus 0.20%[1]	Bank of America N.A.	10/26/17	USD	15	23,327	—	23,327
Hertz Rental Car Holding Co.	3-month LIBOR minus 0.30%[1]	Bank of America N.A.	10/26/17	USD	15	12,984	—	12,984
Consumer Discretionary Select Sector SPDR Fund	1-month LIBOR minus 0.20%[1]	Bank of America N.A.	10/27/17	USD	25	1,075	—	1,075

BLACKROCK FUNDS	OCTOBER 31, 2016	27

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Reference Entity	Floating Rate	Counterparty	Expiration Date	Contract Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
iShares iBoxx High Yield Corporate Bond Fund	1-month LIBOR minus 0.50%[1]	Bank of America N.A.	10/27/17	USD	85	$49,623	—	$49,623
iShares iBoxx High Yield Corporate Bond Fund	1-month LIBOR minus 0.65%[1]	Bank of America N.A.	10/27/17	USD	50	11,125	—	11,125
Total						$208,288	—	$208,288

[1]	Fund pays the total return of the reference entity and receives the floating rate.

OTC Total Return Swaps1

Reference Entity[1]	Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation		Net Value of Reference Entity

Equity Securities Long/Short	Bank of America N.A.	4/17/17	USD 354,539	$2,699	[2]	$462,960

[1]

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 15-100 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Intercontinental Exchange LIBOR:

EUR 1 Week

GBP 1 Week

[2]	Amount includes $(105,722) of net dividends and financing fees.

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Bank of America N.A., as of period end, expiration date 4/17/17:

	Shares	Value
Reference Entity — Long
Banco Bilbao Vizcaya Argentaria SA	99,253	$714,497
Banco Santander SA	615,852	3,017,707
Banco Santander SA — Rights	615,852	34,479
BNP Paribas SA	49,371	2,862,706
Eurobank Ergasias SA	2,850,347	1,683,424
Hellenic Telecommunications Organization SA	579,648	5,315,546
ING Groep NV	152,815	2,006,015
Intesa Sanpaolo SpA	718,346	1,665,617
National Bank of Greece SA	8,180,513	1,673,092
Societe Generale SA	25,934	1,011,625
UniCredit SpA	960,407	2,383,368
Total Reference Entity — Long		22,368,076

	Shares	Value
Reference Entity — Short
Anglo American PLC	(137,822)	$(1,912,868)
APERAM SA	(179,764)	(8,175,495)
ArcelorMittal	(507,031)	(3,426,005)
Lloyds Banking Group PLC	(10,161,659)	(7,096,145)
Tullow Oil PLC	(400,962)	(1,294,603)
Total Reference Entity — Short		(21,905,116)
Net Value of Reference Entity — Bank of America N.A.		$462,960

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

28	BLACKROCK FUNDS	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$357,451,450	$89,552,171	$447,003,621
Common Stocks	$17,259,762	—	1,239,535	18,499,297
Corporate Bonds	—	2,061,090,180	12,033,404	2,073,123,584
Floating Rate Loan Interests	—	635,506,161	29,853,097	665,359,258
Foreign Agency Obligations	—	75,659,941	—	75,659,941
Foreign Government Obligations	—	120,437,392	—	120,437,392
Non-Agency Mortgage-Backed Securities	—	75,250,552	—	75,250,552
Preferred Securities	—	161,287,576	1,440,764	162,728,340
U.S. Treasury Obligations	—	117,652,284	—	117,652,284
Short-Term Securities:
Borrowed Bond Agreements	—	797,201,423	—	797,201,423
Money Market Funds	262,265,170	—	—	262,265,170
Options Purchased:
Equity contracts	5,237,368	—	—	5,237,368
Interest rate contracts	—	238,733	—	238,733
Unfunded floating rate loan interests[1]	—	16,009	—	16,009
Liabilities:
Investments:
Borrowed Bonds	—	(757,607,099)	—	(757,607,099)
Investments Sold Short	(56,875,641)	(28,282,100)	—	(85,157,741)

Total	$227,886,659	$3,615,902,502	$134,118,971	$3,977,908,132

[1] Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.

Derivative Financial Instruments[2]
Assets:
Credit contracts	—	$4,634,552	—	$4,634,552
Equity contracts	—	156,516	—	156,516
Foreign Currency Exchange Contracts	—	32,585,350	—	32,585,350
Interest rate contracts	$8,211,254	143,117	—	8,354,371
Liabilities:
Credit contracts	—	(19,325,624)	—	(19,325,624)
Equity contracts	(978,104)	(41,385)	—	(1,019,489)
Foreign Currency Exchange Contracts	—	(7,452,254)	—	(7,452,254)
Interest rate contracts	(64,413)	(1,748,128)	—	(1,812,541)
Total	$7,168,737	$8,952,144	—	$16,120,881

[1]     Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

BLACKROCK FUNDS	OCTOBER 31, 2016	29

Schedule of Investments (concluded)	BlackRock Global Long/Short Credit Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount, for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$66,558,662	—	—	$66,558,662
Foreign currency at value	64,680,729	—	—	64,680,729
Cash pledged:
Collateral — borrowed bond agreements	515,000	—	—	515,000
Collateral — OTC derivatives	15,530,000	—	—	15,530,000
Futures contracts	11,282,880	—	—	11,282,880
Centrally cleared swaps	14,654,760	—	—	14,654,760
Liabilities:
Cash received:
Collateral — borrowed bond agreements	—	$(1,666,000)	—	(1,666,000)
Collateral — OTC derivatives	—	(2,630,000)	—	(2,630,000)
Reverse repurchase agreements	—	(5,308,741)	—	(5,308,741)

Total	$173,222,031	$(9,604,741)	—	$163,617,290

During the period ended October 31, 2016, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Preferred Securities	Total
Assets:
Opening Balance, as of July 31, 2016	$37,699,968	$1,284,575	$ 607	$36,363,366	$1,487,171	$ 76,835,687
Transfers into Level 3	—	—	—	7,513,599	—	7,513,599
Transfers out of Level 3	(7,805,024)	—	—	(10,395,928)	—	(18,200,952)
Accrued discounts/premiums	22,694	—	(131)	29,311	—	51,874
Net realized gain (loss)	235,667	—	—	31,801	—	267,468
Net change in unrealized appreciation (depreciation)[1]	228,223	(45,040)	26,475	(456,151)	(46,407)	(292,900)
Purchases	69,118,328	—	12,006,453	2,823,482	—	83,948,263
Sales	(9,947,685)	—	—	(6,056,383)	—	(16,004,068)

Closing Balance, as of October 31, 2016	$89,552,171	$1,239,535	$12,033,404	$29,853,097	$1,440,764	$134,118,971

Net change in unrealized appreciation (depreciation) on investments still held at October 31, 2016[1]	$ (607,557)	$ (45,040)	$ 26,475	$ (583,567)	$ (46,407)	$ (1,256,096)

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at October 31, 2016, is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

30	BLACKROCK FUNDS	OCTOBER 31, 2016

Consolidated Schedule of Investments October 31, 2016 (Unaudited)	BlackRock Macro Themes Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.2%
Boeing Co.	588	$83,749
General Dynamics Corp.	520	78,385
L-3 Communications Holdings, Inc.	537	73,537
Lockheed Martin Corp.	309	76,131
Northrop Grumman Corp.	365	83,585
Raytheon Co.	562	76,775
Textron, Inc.	1,973	79,078

		551,240
Air Freight & Logistics — 0.6%
FedEx Corp.	476	82,976
United Parcel Service, Inc., Class B	722	77,803

		160,779
Airlines — 0.7%
Alaska Air Group, Inc.	1,202	86,808
American Airlines Group, Inc.	2,158	87,615

		174,423
Auto Components — 0.3%
Goodyear Tire & Rubber Co.	2,749	79,803
Automobiles — 0.3%
Nissan Motor Co. Ltd.	6,700	68,156
Beverages — 0.8%
Anheuser-Busch InBev SA	100	11,477
Brown-Forman Corp., Class B	1,594	73,595
Coca-Cola Co.	1,448	61,395
Diageo PLC	449	11,951
PepsiCo, Inc.	466	49,955

		208,373
Biotechnology — 0.2%
Vertex Pharmaceuticals, Inc. (a)	793	60,157
Capital Markets — 0.3%
S&P Global, Inc.	665	81,030
Chemicals — 1.2%
Dow Chemical Co.	1,515	81,522
E.I. Du Pont de Nemours & Co.	1,166	80,209
FMC Corp.	1,669	78,259
Monsanto Co.	754	75,981

		315,971
Commercial Services & Supplies — 0.3%
Pitney Bowes, Inc.	4,283	76,409
Communications Equipment — 0.6%
Harris Corp.	881	78,594
Motorola Solutions, Inc.	1,049	76,136

		154,730
Construction & Engineering — 0.3%
Fluor Corp.	1,537	79,909
Containers & Packaging — 0.3%
International Paper Co.	1,700	76,551
Diversified Consumer Services — 0.3%
H&R Block, Inc.	3,252	74,698
Diversified Telecommunication Services — 0.4%
AT&T Inc.	1,588	58,423
Swisscom AG, Registered Shares	27	12,342
Telenor ASA	1,762	28,024

		98,789
Electric Utilities — 0.5%
Duke Energy Corp.	737	58,975

Common Stocks	Shares	Value
Electric Utilities (continued)
Southern Co.	1,556	$80,243

		139,218
Food Products — 0.6%
Archer-Daniels-Midland Co.	1,026	44,703
Danone SA	172	11,930
Hershey Co.	711	72,849
Nestlé SA, Registered Shares	164	11,892

		141,374
Health Care Equipment & Supplies — 0.6%
Edwards Lifesciences Corp. (a)	703	66,940
Varian Medical Systems, Inc. (a)	847	76,848

		143,788
Health Care Providers & Services — 0.3%
DaVita, Inc. (a)	1,162	68,116
Hotels, Restaurants & Leisure — 0.3%
Yum! Brands, Inc.	883	76,185
Household Durables — 0.2%
Sekisui House Ltd.	3,400	56,181
Household Products — 0.3%
Colgate-Palmolive Co.	176	12,559
Procter & Gamble Co.	643	55,812

		68,371
Insurance — 0.3%
MetLife, Inc.	1,459	68,515
Internet & Direct Marketing Retail — 0.6%
Amazon.com, Inc. (a)	104	82,141
TripAdvisor, Inc. (a)	1,258	81,116

		163,257
Internet Software & Services — 0.7%
Facebook, Inc., Class A (a)	643	84,227
VeriSign, Inc. (a)	1,044	87,717

		171,944
IT Services — 1.0%
Accenture PLC, Class A	712	82,763
MasterCard, Inc., Class A	829	88,720
Total System Services, Inc.	1,665	83,050

		254,533
Machinery — 0.3%
Cummins, Inc.	625	79,887
Media — 1.3%
CBS Corp., Class B	1,537	87,025
Pearson PLC	3,304	30,567
Sky PLC	5,517	55,155
Twenty-First Century Fox, Inc., Class A	3,115	81,831
Viacom, Inc., Class B	1,851	69,524

		324,102
Multiline Retail — 0.2%
Kohl’s Corp.	1,268	55,475
Oil, Gas & Consumable Fuels — 0.8%
Exxon Mobil Corp.	744	61,990
Occidental Petroleum Corp.	1,043	76,045
Royal Dutch Shell PLC, A Shares	2,583	64,335

		202,370
Personal Products — 0.0%
Unilever NV	280	11,711

BLACKROCK FUNDS	OCTOBER 31, 2016	1

Consolidated Schedule of Investments (continued)	BlackRock Macro Themes Fund

Common Stocks		Shares	Value
Pharmaceuticals — 1.0%
AstraZeneca PLC		360	$20,158
Eli Lilly & Co.		993	73,323
GlaxoSmithKline PLC		1,211	23,923
Mallinckrodt PLC (a)		999	59,201
Novartis AG, Registered Shares		164	11,639
Roche Holding AG		52	11,943
Sanofi		676	52,606

			252,793
Professional Services — 0.3%
Equifax, Inc.		610	75,622
Semiconductors & Semiconductor Equipment — 0.3%
Texas Instruments, Inc.		1,136	80,486
Software — 0.3%
Intuit, Inc.		705	76,662
Textiles, Apparel & Luxury Goods — 0.1%
LVMH Moet Hennessy Louis Vuitton SA		167	30,404
Tobacco — 1.2%
Altria Group, Inc.		1,712	113,197
British American Tobacco PLC		202	11,577
Imperial Brands PLC		249	12,045
Philip Morris International, Inc.		1,461	140,899
Reynolds American, Inc.		607	33,434

			311,152
Wireless Telecommunication Services — 0.2%
Vodafone Group PLC		22,422	61,578
Total Common Stocks — 20.2%			5,174,742

Corporate Bonds		Par (000)	Value
Aerospace & Defense — 0.4%
L-3 Communications Corp., 1.50%, 5/28/17	USD	80	80,086
Lockheed Martin Corp., 3.55%, 1/15/26		10	10,623

			90,709
Auto Components — 0.1%
Hella KGaA Hueck & Co., 1.25%, 9/07/17	EUR	35	38,825
Automobiles — 0.7%
BMW Finance NV:
0.50%, 9/05/18		10	11,081
0.88%, 8/16/22	GBP	43	50,912
Renault SA, 3.13%, 3/05/21	EUR	10	12,242
Volkswagen International Finance NV, 0.29%, 4/15/19 (b)		100	110,076

			184,311
Banks — 13.5%
ABN AMRO Bank NV, 1.80%, 9/20/19 (c)	USD	200	199,228
Bank of America Corp., 5.75%, 12/01/17		110	114,932
Bank of America NA, 2.05%, 12/07/18		250	252,779
Bank of Ireland, 2.00%, 5/08/17	EUR	100	110,920
BNP Paribas SA, 5.43%, 9/07/17		90	103,202
BPCE SA, 0.38%, 10/05/23		100	108,247
Commerzbank AG, 6.38%, 3/22/19		30	36,596
Cooperatieve Rabobank UA, 3.75%, 11/09/20		50	62,133
Credit Agricole SA, 1.88%, 10/18/17		100	111,840
HSBC Holdings PLC, 2.95%, 5/25/21	USD	200	203,036
ICICI Bank Ltd., 4.75%, 11/25/16		200	200,360
ING Bank NV, 6.13%, 5/29/23 (b)	EUR	80	95,556

Corporate Bonds		Par (000)	Value
Banks (continued)
Intesa Sanpaolo SpA:
2.38%, 1/13/17	USD	200	$200,180
5.00%, 9/23/19	EUR	50	59,790
JPMorgan Chase & Co., 2.12%, 10/24/23 (b)	USD	100	99,607
KBC Group NV, 0.75%, 10/18/23	EUR	100	109,284
KFW:
2.75%, 4/16/20	AUD	200	154,522
0.13%, 6/01/20	EUR	90	100,554
Lloyds Bank PLC, 10.75%, 12/16/21 (b)	GBP	60	74,358
Nordea Bank AB:
4.50%, 3/26/20	EUR	80	99,279
2.50%, 9/17/20 (c)	USD	200	203,721
Royal Bank of Scotland PLC, 4.35%, 1/23/17	EUR	100	110,732
Santander Holdings USA, Inc., 3.45%, 8/27/18	USD	110	112,444
Santander UK Group Holdings PLC:
2.88%, 10/16/20		25	25,102
3.13%, 1/08/21		40	40,516
Santander UK PLC, 2.00%, 1/14/19	EUR	100	114,193
Société Générale SA, 4.75%, 3/02/21		100	130,947
Svenska Handelsbanken AB, 2.66%, 1/15/24 (b)		100	114,556
UniCredit SpA, 5.75%, 9/26/17		90	103,181

			3,451,795
Beverages — 1.0%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/21	USD	145	148,293
Coca-Cola Co., 0.75%, 3/09/23	EUR	100	112,632

			260,925
Biotechnology — 0.8%
AbbVie, Inc.:
1.80%, 5/14/18	USD	90	90,283
2.50%, 5/14/20		75	75,943
Amgen, Inc., 1.85%, 8/19/21		35	34,463

			200,689
Capital Markets — 2.4%
Goldman Sachs Group, Inc.:
6.13%, 5/14/17	GBP	20	25,104
2.35%, 11/15/21	USD	45	44,727
1.25%, 5/01/25	EUR	59	64,002
4.25%, 10/21/25	USD	20	20,925
Morgan Stanley:
4.75%, 3/22/17		110	111,574
2.20%, 12/07/18		15	15,135
2.50%, 4/21/21		60	60,475
4.88%, 11/01/22		60	65,902
UBS Group Funding Jersey Ltd., 3.00%, 4/15/21 (c)		200	204,334

			612,178
Communications Equipment — 0.1%
QUALCOMM, Inc., 2.25%, 5/20/20		25	25,410
Construction Materials — 0.3%
HeidelbergCement Finance Luxembourg SA, 8.00%, 1/31/17	EUR	80	89,464
Consumer Finance — 1.2%
General Motors Financial Co., Inc., 3.00%, 9/25/17	USD	180	182,096

2	BLACKROCK FUNDS	OCTOBER 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Macro Themes Fund

Corporate Bonds		Par (000)	Value
Consumer Finance (continued)
John Deere Capital Corp., 2.38%, 7/14/20	USD	75	$76,545
Synchrony Financial, 2.60%, 1/15/19		45	45,537

			304,178
Diversified Financial Services — 0.4%
Shell International Finance B.V., 1.25%, 11/10/17		100	100,146
Diversified Telecommunication Services — 1.9%
AT&T Inc., 4.60%, 2/15/21		60	64,889
British Telecommunications PLC, 0.63%, 3/10/21	EUR	100	110,694
Telecom Italia SpA, 7.38%, 12/15/17	GBP	100	129,728
Verizon Communications, Inc., 2.63%, 2/21/20	USD	170	173,362

			478,673
Electric Utilities — 0.2%
Duke Energy Progress LLC, 3.25%, 8/15/25		25	26,457
Virginia Electric & Power Co., Series B, 4.20%, 5/15/45		20	21,484

			47,941
Equity Real Estate Investment Trusts (REITs) — 0.1%
Crown Castle International Corp., 2.25%, 9/01/21		20	19,833
Food Products — 1.2%
Danone SA, 1.69%, 10/30/19 (c)		200	200,220
Unilever Capital Corp., 1.38%, 7/28/21		100	98,434

			298,654
Health Care Equipment & Supplies — 0.1%
Medtronic, Inc., 3.50%, 3/15/25		30	31,832
Health Care Providers & Services — 0.1%
Aetna, Inc., 2.80%, 6/15/23		20	20,267
Household Products — 0.3%
Henkel AG & Co. KGaA, 0.17%, 9/13/21	EUR	35	38,128
Procter & Gamble Co., 2.70%, 2/02/26	USD	30	30,818

			68,946
Industrial Conglomerates — 0.6%
3M Co., 1.63%, 9/19/21		100	99,793
General Electric Co., 4.38%, 9/16/20		50	54,965

			154,758
IT Services — 0.5%
Fidelity National Information Services, Inc., 3.50%, 4/15/23		50	52,059
Visa, Inc., 2.20%, 12/14/20		65	66,274

			118,333
Media — 1.1%
Interpublic Group of Cos., Inc., 3.75%, 2/15/23		14	14,568
NBCUniversal Enterprise, Inc.:
1.66%, 4/15/18 (c)		100	100,465
1.97%, 4/15/19 (c)		100	101,154
WPP Finance SA, 6.38%, 11/06/20	GBP	50	73,068

			289,255

Corporate Bonds		Par (000)	Value
Metals & Mining — 0.5%
BHP Billiton Finance USA Ltd., 3.85%, 9/30/23	USD	60	$65,091
Glencore Finance Canada Ltd., 5.25%, 6/13/17	EUR	50	56,531

			121,622
Multi-Utilities — 0.5%
National Grid Gas Finance PLC, 1.13%, 9/22/21	GBP	100	120,733
Oil, Gas & Consumable Fuels — 1.8%
Chevron Corp., 1.34%, 11/09/17	USD	115	115,237
Devon Energy Corp., 3.25%, 5/15/22		11	11,044
Kinder Morgan, Inc.:
2.00%, 12/01/17		60	60,215
3.05%, 12/01/19		60	61,478
Phillips 66, 2.95%, 5/01/17		125	126,276
TransCanada PipeLines Ltd., 1.63%, 11/09/17		100	100,193

			474,443
Pharmaceuticals — 1.6%
Actavis Funding SCS:
1.30%, 6/15/17		90	90,023
3.00%, 3/12/20		80	82,368
Forest Laboratories LLC, 5.00%, 12/15/21 (c)		30	33,489
Roche Holdings, Inc., 2.88%, 9/29/21 (c)		200	209,187

			415,067
Real Estate Investment Trusts (REITs) — 1.0%
American Tower Corp., 3.45%, 9/15/21		40	41,774
Hammerson PLC, 2.75%, 9/26/19	EUR	100	117,064
HCP, Inc., 3.88%, 8/15/24	USD	18	18,476
Host Hotels & Resorts LP, Series E, 4.00%, 6/15/25		25	25,321
Ventas Realty LP, 3.75%, 5/01/24		60	62,696

			265,331
Road & Rail — 0.3%
Burlington Northern Santa Fe LLC, 4.15%, 4/01/45		10	10,581
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.75%, 5/11/17 (c)		60	60,729

			71,310
Semiconductors & Semiconductor Equipment — 0.5%
ASML Holding NV, 3.38%, 9/19/23	EUR	100	129,464
Software — 0.9%
Amadeus Finance BV, 0.63%, 12/02/17		100	110,462
SAP SE, 0.00%, 11/20/18 (b)		100	110,037

			220,499
Specialty Retail — 0.4%
Lowe’s Cos., Inc., 3.88%, 9/15/23	USD	60	66,061
QVC, Inc., 4.45%, 2/15/25		49	48,333

			114,394

BLACKROCK FUNDS	OCTOBER 31, 2016	3

Consolidated Schedule of Investments (continued)	BlackRock Macro Themes Fund

Corporate Bonds		Par (000)	Value
Technology Hardware, Storage & Peripherals — 1.0%
Apple Inc.:
0.90%, 5/12/17	USD	125	$125,059
2.00%, 5/06/20		60	60,873
2.45%, 8/04/26		75	73,501

			259,433
Thrifts & Mortgage Finance — 1.4%
Nordea Kredit Realkreditaktieselskab:
2.00%, 1/01/17	DKK	1,410	208,936
Series CC2, 2.00%, 10/01/47		110	15,582
Nykredit Realkredit A/S:
Series 01E, 2.00%, 10/01/47		565	79,834
Series 13H, 1.00%, 7/01/18		240	36,106
Realkredit Danmark A/S, Series 27S, 2.00%, 10/01/47		179	25,398

			365,856
Tobacco — 0.4%
Reynolds American, Inc.:
2.30%, 6/12/18	USD	30	30,396
4.85%, 9/15/23		60	67,691

			98,087
Wireless Telecommunication Services — 0.4%
Eutelsat SA, 4.13%, 3/27/17	EUR	50	55,797
Vodafone Group PLC, 1.63%, 3/20/17	USD	60	60,083

			115,880
Total Corporate Bonds — 37.7%			9,659,241

Foreign Agency Obligations		Par (000)	Value
Brazil — 0.3%
Petrobras Global Finance BV:
8.38%, 5/23/21	USD	50	55,315
6.85%, 6/05/2115		20	17,000

			72,315
Luxembourg — 0.4%
Gazprom OAO Via Gaz Capital SA, 5.14%, 3/22/17	EUR	105	117,108
Total Foreign Agency Obligations — 0.7%			189,423

Foreign Government Obligations		Par (000)	Value
Argentina — 0.4%
Argentine Republic Government International Bonds, 3.88%, 1/15/22		100	107,800
Canada — 0.4%
Province of Alberta Canada, 1.35%, 9/01/21	CAD	55	41,046
Province of British Columbia Canada, 3.25%, 12/18/21		85	69,625

			110,671
Cyprus — 0.5%
Cyprus Government International Bonds:
4.75%, 6/25/19	EUR	25	29,700
3.88%, 5/06/22		40	45,789
3.75%, 7/26/23		46	52,087

			127,576
Germany — 0.7%
Bundesrepublik Deutschland, 0.00%, 8/15/26 (d)		96	103,184

Foreign Government Obligations		Par (000)	Value
Germany (continued)
Bundesschatzanweisungen, 0.00%, 6/16/17 (d)	EUR	75	$82,680

			185,864
Greece — 0.1%
Hellenic Republic:
4.75%, 4/17/19		4	4,040
3.00%, 2/24/23 (e)		1	506
3.00%, 2/24/24 (e)		1	493
3.00%, 2/24/25 (e)		1	481
3.00%, 2/24/26 (e)		1	476
3.00%, 2/24/27 (e)		1	463
3.00%, 2/24/28 (e)		1	451
3.00%, 2/24/29 (e)		1	438
3.00%, 2/24/30 (e)		1	429
3.00%, 2/24/31 (e)		1	420
3.00%, 2/24/32 (e)		1	413
3.00%, 2/24/33 (e)		1	406
3.00%, 2/24/34 (e)		1	399
3.00%, 2/24/35 (e)		1	395
3.00%, 2/24/36 (e)		1	393
3.00%, 2/24/37 (e)		1	392
3.00%, 2/24/38 (e)		1	387
3.00%, 2/24/39 (e)		1	387
3.00%, 2/24/40 (e)		1	388
3.00%, 2/24/41 (e)		1	387
3.00%, 2/24/42 (e)		1	388

			12,532
Indonesia — 0.9%
Republic of Indonesia, 2.88%, 7/08/21		200	233,580
Italy — 1.6%
Italy Buoni Poliennali Del Tesoro:
1.15%, 5/15/17		120	132,724
1.05%, 12/01/19		85	95,602
2.70%, 3/01/47		35	38,252
Italy Buoni Poliennali Del Tesoro Inflation Linked Bond:
2.15%, 11/12/17		91	101,005
2.35%, 9/15/24		20	25,111

			392,694
Mexico — 4.5%
Mexican Bonos:
8.00%, 6/11/20	MXN	70	396,319
10.00%, 12/05/24		114	750,080

			1,146,399
Poland — 1.7%
Republic of Poland Government Bonds, 2.50%, 7/25/26	PLN	1,813	438,549
Portugal — 0.9%
Portugal Obrigacoes do Tesouro OT:
4.35%, 10/16/17	EUR	25	28,582
3.85%, 4/15/21		33	39,632
5.65%, 2/15/24		8	9,582
2.88%, 10/15/25		4	4,283
2.88%, 7/21/26		105	110,792
3.88%, 2/15/30		20	22,063
4.10%, 2/15/45		15	15,866

			230,800

4	BLACKROCK FUNDS	OCTOBER 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Macro Themes Fund

Foreign Government Obligations		Par (000)	Value
Turkey — 4.3%
Republic of Turkey:
7.50%, 7/14/17	USD	320	$331,824
10.70%, 2/17/21	TRY	2,305	773,230

			1,105,054
Total Foreign Government Obligations — 16.0%			4,091,519

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Inflation Indexed Bonds, 0.63%, 1/15/26	USD	1,376	1,436,599
U.S. Treasury Note, 0.63%, 12/31/16		340	340,196
Total U.S. Treasury Obligations — 6.9%			1,776,795
Total Long-Term Investments (Cost — $21,149,347) — 81.5%			20,891,720

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.22% (f)(g)(h)	661,777	$661,777
Total Short-Term Securities (Cost — $661,777) — 2.6%		661,777

Options Purchased
(Cost — $189,583) — 0.5%		115,864
Total Investments Before Options Written (Cost — $22,000,707*) — 84.6%		21,669,361

Options Written
(Premiums Received — $461,631) — (1.6)%		(410,571)
Total Investments Net of Options Written (Cost — $21,539,076) — 83.0%		21,258,790
Other Assets Less Liabilities — 17.0%		4,359,223

Net Assets — 100.0%		$25,618,013

Notes to Consolidated Schedule of Investments

*	As of October 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$22,003,003

Gross unrealized appreciation	$419,342
Gross unrealized depreciation	(752,984)

Net unrealized depreciation	$(333,642)

(a)	Non-income producing security.

(b)	Variable rate security. Rate as of period end.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Zero-coupon bond.

(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(f)	Current yield as of period end.

(g)	During the period ended October 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at October 31, 2016	Value at October 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	2,682,909	(2,682,909)	—	—	$ 385
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	661,777	661,777	$661,777	1,188
Total				$661,777	$1,573

(h)	All or a portion of security is held by a wholly-owned subsidiary.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK FUNDS	OCTOBER 31, 2016	5

Consolidated Schedule of Investments (continued)	BlackRock Macro Themes Fund

Derivative Financial Instruments Outstanding as of Period End

      Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(2)	DAX Index[1]	December 2016	USD	586,037	$(2,474)
20	E-mini Gold[1]	December 2016	USD	1,273,100	(70,259)
(19)	Euro STOXX 50 Index[1]	December 2016	USD	636,775	1,809
24	Euro STOXX 600 Automobiles & Parts Index[1]	December 2016	USD	656,809	7,157
(46)	Euro STOXX 600 Basis Resources[1]	December 2016	USD	886,723	(113,340)
22	Euro STOXX 600 Food & Beverages Index[1]	December 2016	USD	732,247	(30,168)
25	Euro STOXX 600 Healthcare Index Future[1]	December 2016	USD	925,682	(68,573)
146	Euro STOXX Banks Index[1]	December 2016	USD	837,422	57,281
1	Euro-Bobl	December 2016	USD	143,927	(1)
(4)	Euro-Bund	December 2016	USD	712,092	9,887
(1)	Euro-OAT	December 2016	USD	171,579	4,204
(7)	Euro-Schatz	December 2016	USD	860,486	646
(10)	FTSE 250 Index[1]	December 2016	USD	427,643	2,152
2	Long Gilt British	December 2016	USD	306,834	(14,641)
31	Mini MSCI Emerging Markets Index[1]	December 2016	USD	1,400,425	(33,412)
3	U.S. Treasury Notes (2 Year)	December 2016	USD	654,422	(749)
18	U.S. Treasury Notes (5 Year)	December 2016	USD	2,174,344	(7,408)
(4)	U.S. Treasury Notes (10 Year)	December 2016	USD	518,500	6,763
Total					$(251,126)

[1]	All or a portion of security is held by a wholly-owned subsidiary.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	195,000	USD	147,698	Citibank N.A.	11/04/16	$ 623
CAD	157,000	USD	117,224	Citibank N.A.	11/04/16	(170)
DKK	2,490,000	USD	365,977	Citibank N.A.	11/04/16	1,570
EUR	20,000	USD	21,791	Citibank N.A.	11/04/16	167
EUR	3,770,000	USD	4,120,610	Citibank N.A.	11/04/16	18,582
EUR	50,000	USD	54,822	HSBC Bank PLC	11/04/16	74
GBP	9,000	USD	11,036	Barclays Bank PLC	11/04/16	(19)
GBP	413,000	USD	501,382	Deutsche Bank AG	11/04/16	4,170
JPY	400,000	USD	3,800	Citibank N.A.	11/04/16	15
TRY	230,000	USD	73,576	Deutsche Bank AG	11/04/16	692
USD	149,380	AUD	195,000	Citibank N.A.	11/04/16	1,059
USD	15,100	CAD	20,000	Bank of America N.A.	11/04/16	189
USD	5,347	CAD	7,000	Citibank N.A.	11/04/16	128
USD	74,945	CAD	100,000	Citibank N.A.	11/04/16	389
USD	22,537	CAD	30,000	Morgan Stanley & Co. International PLC	11/04/16	170
USD	375,890	DKK	2,490,000	Citibank N.A.	11/04/16	8,343
USD	44,094	EUR	40,000	BNP Paribas S.A.	11/04/16	177
USD	44,708	EUR	40,000	Citibank N.A.	11/04/16	790
USD	4,128,402	EUR	3,670,000	Citibank N.A.	11/04/16	99,002
USD	101,278	EUR	90,000	Morgan Stanley & Co. International PLC	11/04/16	2,465
USD	12,999	GBP	10,000	Bank of America N.A.	11/04/16	758
USD	12,293	GBP	10,000	Citibank N.A.	11/04/16	52
USD	522,502	GBP	402,000	Citibank N.A.	11/04/16	30,414

6	BLACKROCK FUNDS	OCTOBER 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Macro Themes Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,945	JPY	400,000	Citibank N.A.	11/04/16	$ 131
USD	74,878	TRY	230,000	Citibank N.A.	11/04/16	609
USD	2,878	ZAR	40,000	Barclays Bank PLC	11/04/16	(86)
ZAR	40,000	USD	2,870	Citibank N.A.	11/04/16	94
CAD	80,000	USD	61,408	JPMorgan Chase Bank N.A.	11/16/16	(1,758)
EUR	41,000	USD	46,105	Bank of America N.A.	11/16/16	(1,068)
EUR	15,000	USD	16,398	Deutsche Bank AG	11/16/16	79
EUR	15,000	USD	16,389	Deutsche Bank AG	11/16/16	88
EUR	15,000	USD	16,386	Deutsche Bank AG	11/16/16	91
EUR	15,000	USD	16,382	Deutsche Bank AG	11/16/16	95
GBP	30,000	USD	37,411	Barclays Bank PLC	11/16/16	(680)
GBP	50,502	USD	65,915	Deutsche Bank AG	11/16/16	(4,082)
GBP	20,000	USD	25,952	Deutsche Bank AG	11/16/16	(1,464)
GBP	90,000	USD	120,629	Goldman Sachs International	11/16/16	(10,435)
IDR	410,000,000	USD	31,202	Deutsche Bank AG	11/16/16	155
INR	2,645,000	USD	38,966	Credit Suisse International	11/16/16	543
INR	2,640,000	USD	38,924	Standard Chartered Bank	11/16/16	511
JPY	6,000,000	USD	59,168	Bank of America N.A.	11/16/16	(1,925)
JPY	3,000,000	USD	29,804	Credit Suisse International	11/16/16	(1,182)
RUB	2,000,000	USD	31,314	Morgan Stanley & Co. International PLC	11/16/16	105
SEK	400,000	USD	44,989	Deutsche Bank AG	11/16/16	(671)
SEK	100,000	USD	11,742	Deutsche Bank AG	11/16/16	(662)
USD	30,524	CAD	40,000	Bank of America N.A.	11/16/16	699
USD	29,959	CAD	40,000	Barclays Bank PLC	11/16/16	134
USD	30,372	CAD	40,000	Barclays Bank PLC	11/16/16	547
USD	60,865	CAD	80,000	Goldman Sachs International	11/16/16	1,216
USD	44,755	EUR	40,000	Barclays Bank PLC	11/16/16	816
USD	49,055	EUR	45,000	Deutsche Bank AG	11/16/16	(375)
USD	25,291	GBP	20,000	Barclays Bank PLC	11/16/16	804
USD	31,935	GBP	25,000	Barclays Bank PLC	11/16/16	1,325
USD	59,596	GBP	45,000	Deutsche Bank AG	11/16/16	4,499
USD	36,798	GBP	30,000	Morgan Stanley & Co. International PLC	11/16/16	67
USD	15,873	HUF	4,500,000	Deutsche Bank AG	11/16/16	(127)
USD	15,885	HUF	4,500,000	Deutsche Bank AG	11/16/16	(115)
USD	29,531	JPY	3,000,000	UBS AG	11/16/16	909
USD	31,829	RUB	2,000,000	Morgan Stanley & Co. International PLC	11/16/16	410
USD	11,074	SEK	100,000	Deutsche Bank AG	11/16/16	(6)
USD	11,159	SEK	100,000	Deutsche Bank AG	11/16/16	80
GBP	10,000	USD	12,217	Bank of America N.A.	12/05/16	24
USD	147,585	AUD	195,000	Citibank N.A.	12/05/16	(617)
USD	117,246	CAD	157,000	Citibank N.A.	12/05/16	167
USD	366,440	DKK	2,490,000	Citibank N.A.	12/05/16	(1,619)
USD	43,699	EUR	40,000	BNP Paribas S.A.	12/05/16	(277)
USD	4,125,700	EUR	3,770,000	Citibank N.A.	12/05/16	(18,972)
USD	501,666	GBP	413,000	Deutsche Bank AG	12/05/16	(4,221)
USD	6,091	GBP	5,000	Goldman Sachs International	12/05/16	(34)
USD	3,804	JPY	400,000	Citibank N.A.	12/05/16	(16)
USD	73,091	TRY	230,000	Deutsche Bank AG	12/05/16	(684)

BLACKROCK FUNDS	OCTOBER 31, 2016	7

Consolidated Schedule of Investments (continued)	BlackRock Macro Themes Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ZAR	40,000	USD	2,860	Barclays Bank PLC	12/05/16	$86
AUD	694,701	USD	530,000	JPMorgan Chase Bank N.A.	12/09/16	(2,074)
CNH	3,707,363	USD	545,000	JPMorgan Chase Bank N.A.	12/09/16	724
CNY	2,989,360	USD	440,000	Deutsche Bank AG	12/09/16	765
CNY	3,417,840	USD	505,000	HSBC Bank PLC	12/09/16	(1,058)
CNY	712,824	USD	105,000	Morgan Stanley & Co. International PLC	12/09/16	102
EUR	605,000	CHF	658,573	JPMorgan Chase Bank N.A.	12/09/16	(1,717)
EUR	155,000	JPY	17,529,477	JPMorgan Chase Bank N.A.	12/09/16	3,037
EUR	470,000	USD	531,459	JPMorgan Chase Bank N.A.	12/09/16	(14,629)
EUR	275,000	USD	310,960	JPMorgan Chase Bank N.A.	12/09/16	(8,559)
GBP	1,226,229	EUR	1,410,000	JPMorgan Chase Bank N.A.	12/09/16	(48,271)
GBP	639,205	EUR	735,000	JPMorgan Chase Bank N.A.	12/09/16	(25,163)
IDR	27,287,072	USD	2,087	Barclays Bank PLC	12/09/16	(7)
IDR	1,766,475,000	USD	135,000	HSBC Bank PLC	12/09/16	(361)
IDR	1,440,450,000	USD	110,000	HSBC Bank PLC	12/09/16	(211)
IDR	561,177,093	USD	42,913	HSBC Bank PLC	12/09/16	(141)
IDR	1,238,325,000	USD	95,000	Morgan Stanley & Co. International PLC	12/09/16	(616)
INR	13,205,400	USD	195,000	Deutsche Bank AG	12/09/16	1,569
INR	12,555,950	USD	185,000	HSBC Bank PLC	12/09/16	1,902
INR	13,197,600	USD	195,000	Nomura Securities International, Inc.	12/09/16	1,453
INR	13,224,900	USD	195,000	UBS AG	12/09/16	1,859
MYR	557,483	USD	135,000	Barclays Bank PLC	12/09/16	(2,391)
MYR	558,468	USD	135,000	Morgan Stanley & Co. International PLC	12/09/16	(2,156)
NOK	4,368,757	USD	540,000	JPMorgan Chase Bank N.A.	12/09/16	(11,208)
NZD	298,917	USD	215,000	JPMorgan Chase Bank N.A.	12/09/16	(1,573)
NZD	236,206	USD	170,000	JPMorgan Chase Bank N.A.	12/09/16	(1,349)
NZD	201,708	USD	145,000	JPMorgan Chase Bank N.A.	12/09/16	(980)
NZD	376,894	USD	270,000	JPMorgan Chase Bank N.A.	12/09/16	(896)
PHP	25,693,375	USD	535,000	Deutsche Bank AG	12/09/16	(4,529)
PHP	25,524,800	USD	530,000	UBS AG	12/09/16	(3,009)
RUB	6,629,700	USD	105,000	Bank of America N.A.	12/09/16	(1,512)
RUB	6,636,000	USD	105,000	Citibank N.A.	12/09/16	(1,413)
RUB	5,991,650	USD	95,000	HSBC Bank PLC	12/09/16	(1,472)
RUB	5,062,400	USD	80,000	JPMorgan Chase Bank N.A.	12/09/16	(977)
RUB	33,002,100	USD	510,000	JPMorgan Chase Bank N.A.	12/09/16	5,156
SEK	4,559,138	EUR	475,000	JPMorgan Chase Bank N.A.	12/09/16	(16,592)
SGD	751,157	USD	545,000	JPMorgan Chase Bank N.A.	12/09/16	(4,938)
SGD	496,296	USD	360,000	JPMorgan Chase Bank N.A.	12/09/16	(3,177)
SGD	249,475	USD	180,000	JPMorgan Chase Bank N.A.	12/09/16	(635)
TRY	1,220,000	USD	393,632	JPMorgan Chase Bank N.A.	12/09/16	(2,663)
USD	270,000	AUD	354,919	JPMorgan Chase Bank N.A.	12/09/16	286
USD	535,000	CAD	705,560	JPMorgan Chase Bank N.A.	12/09/16	8,825
USD	155,000	CHF	152,870	JPMorgan Chase Bank N.A.	12/09/16	174
USD	540,000	CNH	3,625,209	JPMorgan Chase Bank N.A.	12/09/16	6,864
USD	545,000	CNH	3,658,776	JPMorgan Chase Bank N.A.	12/09/16	6,928
USD	525,000	CNY	3,526,163	Bank of America N.A.	12/09/16	5,086
USD	525,000	CNY	3,525,638	HSBC Bank PLC	12/09/16	5,164
USD	130,000	DKK	877,987	JPMorgan Chase Bank N.A.	12/09/16	191

8	BLACKROCK FUNDS	OCTOBER 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Macro Themes Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	666,574	EUR	605,000	JPMorgan Chase Bank N.A.	12/09/16	$1,293
USD	360,000	GBP	292,684	JPMorgan Chase Bank N.A.	12/09/16	1,441
USD	2,700,000	GBP	2,076,624	JPMorgan Chase Bank N.A.	12/09/16	155,987
USD	360,000	HKD	2,791,823	JPMorgan Chase Bank N.A.	12/09/16	(63)
USD	385,000	HUF	105,384,395	JPMorgan Chase Bank N.A.	12/09/16	10,168
USD	255,000	INR	17,134,725	JPMorgan Chase Bank N.A.	12/09/16	(59)
USD	130,000	JPY	13,474,071	JPMorgan Chase Bank N.A.	12/09/16	1,322
USD	103,000	KRW	116,626,900	Barclays Bank PLC	12/09/16	1,092
USD	515,000	MXN	9,611,239	JPMorgan Chase Bank N.A.	12/09/16	8,784
USD	800,000	NZD	1,101,546	JPMorgan Chase Bank N.A.	12/09/16	13,493
USD	150,000	PLN	576,165	Barclays Bank PLC	12/09/16	3,267
USD	295,000	PLN	1,131,403	JPMorgan Chase Bank N.A.	12/09/16	6,863
USD	585,000	RUB	37,258,650	JPMorgan Chase Bank N.A.	12/09/16	3,400
USD	540,000	SGD	733,882	JPMorgan Chase Bank N.A.	12/09/16	12,359
USD	545,000	SGD	740,699	JPMorgan Chase Bank N.A.	12/09/16	12,458
USD	105,000	THB	3,670,800	JPMorgan Chase Bank N.A.	12/09/16	194
USD	95,000	THB	3,316,925	JPMorgan Chase Bank N.A.	12/09/16	298
USD	185,000	THB	6,465,750	JPMorgan Chase Bank N.A.	12/09/16	395
USD	260,000	TRY	781,977	JPMorgan Chase Bank N.A.	12/09/16	9,402
USD	545,617	TRY	1,641,000	JPMorgan Chase Bank N.A.	12/09/16	19,731
USD	475,000	TWD	14,866,550	Barclays Bank PLC	12/09/16	3,517
USD	475,000	TWD	14,861,800	Barclays Bank PLC	12/09/16	3,667
USD	130,000	TWD	4,086,940	Morgan Stanley & Co. International PLC	12/09/16	385
RUB	391,000	USD	6,033	Citibank N.A.	12/13/16	63
RUB	505,000	USD	7,668	Citibank N.A.	12/13/16	205
RUB	340,000	USD	5,176	Credit Suisse International	12/13/16	125
RUB	360,000	USD	5,479	Credit Suisse International	12/13/16	134
RUB	330,000	USD	5,074	Morgan Stanley & Co. International PLC	12/13/16	71
RUB	675,000	USD	10,408	Morgan Stanley & Co. International PLC	12/13/16	115
RUB	830,000	USD	12,596	Morgan Stanley & Co. International PLC	12/13/16	343
RUB	835,000	USD	12,618	Morgan Stanley & Co. International PLC	12/13/16	400
RUB	1,670,000	USD	25,252	Morgan Stanley & Co. International PLC	12/13/16	783
USD	88,870	RUB	5,936,000	Barclays Bank PLC	12/13/16	(3,672)
Total						$286,617

Exchange-Traded Options Purchased

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
S&P 500 Index[1]	Call	11/18/16	USD	2,170.00	6	$5,490
Euro STOXX 50 Index[1]	Call	12/15/17	EUR	4,000.00	11	1,280
S&P 500 Index[1]	Put	11/18/16	USD	2,130.00	6	19,590
Euro STOXX 50 Index[1]	Put	12/16/16	EUR	2,925.00	41	20,434
Eurodollar 3-month Future	Put	12/16/16	USD	98.50	10	63
S&P 500 Index[1]	Put	12/16/16	USD	2,100.00	6	22,230
FTSE 100 Index[1]	Put	1/20/17	GBP	6,900.00	9	19,609
Total						$88,696

[1]	All or a portion of security is held by a wholly-owned subsidiary.

BLACKROCK FUNDS	OCTOBER 31, 2016	9

Consolidated Schedule of Investments (continued)	BlackRock Macro Themes Fund

OTC Options Purchased

Description[1]	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
USD Currency	Call	Deutsche Bank AG	11/15/16	MXN	20.80	USD	810	—	$2,662
USD Currency	Call	Deutsche Bank AG	11/15/16	MXN	20.80	USD	790	—	2,600
CBOE Volatility Index	Call	Morgan Stanley & Co. International PLC	11/16/16	USD	20.00		—	18,600	21,390
EUR Currency	Put	Deutsche Bank AG	11/24/16	SEK	9.62	EUR	950	—	516
Total									$27,168

[1]	All or a portion of security is held by a wholly-owned subsidiary.

Exchange-Traded Options Written

Description[1]	Put/ Call	Expiration Date	Strike Price		Contracts	Value
S&P 500 Index	Call	12/16/16	USD	1,910.00	15	$(330,750)
FTSE 100 Index	Call	1/20/17	GBP	7,200.00	9	(7,601)
Euro STOXX 50 Index	Put	12/16/16	EUR	2,800.00	41	(10,712)
S&P 500 Index	Put	12/16/16	USD	2,000.00	6	(9,630)
FTSE 100 Index	Put	1/20/17	GBP	6,650.00	18	(22,583)
Total						$(381,276)

[1]	All or a portion of security is held by a wholly-owned subsidiary.

OTC Options Written

Description[1]	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
CBOE Volatility Index	Call	Morgan Stanley & Co. International PLC	12/21/16	USD	20.00	18,600	$(29,295)

[1]	All or a portion of security is held by a wholly-owned subsidiary.

OTC Interest Rate Swaps

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.58%[1]	6-Month WIBOR	Goldman Sachs International	12/21/16[2]	12/21/26	PLN	110	$(58)	—	$(58)
0.74%[1]	6-month PRIBOR	Bank of America N.A.	3/15/17[2]	3/15/27	CZK	620	175	—	175
Total							$117	—	$117

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Forward swap.

OTC Total Return Swaps

Reference Entity[1]	Fixed Notional Amount/ Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount (000)/ Contract Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
U.S. Treasury Notes (10 Year) Future November 2016	USD 2,089,978[2]	Bank of America N.A.	11/28/16	16	[3]	$15,978	—	$ 15,978
Euro-Schatz Future December 2016	USD 5,939,355[2]	Bank of America N.A.	12/06/16	53	[3]	4,846	—	4,846
MLBX Commodity Volatility[4]	USD 445,912[5]	Bank of America N.A.	5/24/17	1,287	[3]	(14,510)	—	(14,510)

10	BLACKROCK FUNDS	OCTOBER 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Macro Themes Fund

Reference Entity[1]	Fixed Notional Amount/ Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount (000)/ Contract Amount			Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs Volatility Carry Basket Index[4]	USD 399,899[5]	Goldman Sachs International	6/02/17		2,328	[3]	$(62,590)	—	$(62,590)
MLBX WUDD Commodity Carry Strategy Index[4]	USD 135,600[5]	Bank of America N.A.	6/07/17		77	[3]	(525)	—	(525)
MLBX WUDD Commodity Carry Strategy Index[4]	USD 133,429[5]	Bank of America N.A.	6/07/17		76	[3]	(107)	—	(107)
MLBX WUDE Commodity Carry Strategy Index[4]	USD 135,596[5]	Bank of America N.A.	6/07/17		88	[3]	1,480	—	1,480
MLBX WUDE Commodity Carry Strategy Index[4]	USD 134,313[5]	Bank of America N.A.	6/07/17		87	[3]	1,204	—	1,204
Citi Emerging Lifestyle Trends Basket Index[4]	6-month LIBOR plus 0.20%[6]	Citibank N.A.	9/01/17		2,037	[3]	(102,876)	—	(102,876)
iBoxx EUR Liquid High Yield Index[4]	3-month EURIBOR[6]	JPMorgan Chase Bank N.A.	9/20/17	EUR	1,000		8,035	$94	7,941
iBoxx USD Liquid High Yield Index[4]	3-month LIBOR[6]	Citibank N.A.	9/20/17	USD	1,000		(4,151)	(238)	(3,913)
MSCI USA Minimum Volatility Index[4]	3-month LIBOR plus 0.035%[7]	Citibank N.A.	10/06/17		412	[3]	12,661	—	12,661
MSCI USA Minimum Volatility Index[4]	3-month LIBOR plus 0.03%[7]	Citibank N.A.	10/06/17		206	[3]	2,929	—	2,929
BNP European Share Buyback Basket Index[4]	3-month EURIBOR plus 0.05%[6]	BNP Paribas S.A.	10/31/17		11,900	[3]	(3,813)	—	(3,813)
BNP S&P 500 Stocks Index[4]	USD 221,400[5]	BNP Paribas S.A.	1/19/18	USD	221		2,989	221	2,768
OP350SOHP Performance Shell Index[4]	USD 275,814[5]	BNP Paribas S.A.	1/19/18		2,786	[3]	(557)	1,393	(1,950)
ML Vortex Alpha Index[4]	USD 1,399,999[5]	Bank of America N.A.	9/17/18		7,326	[3]	28,075	—	28,075
ML Vortex Alpha Index[4]	USD 844,986[5]	Bank of America N.A.	9/17/18		4,497	[3]	31,219	—	31,219
ML Vortex Alpha Index[4]	USD 580,041[5]	Bank of America N.A.	9/17/18		3,175	[3]	38,322	—	38,322
Total							$(41,391)	$1,470	$(42,861)

[1]	All or a portion of security is held by a wholly-owned subsidiary.

[2]	Fund pays the total return of the reference entity and receives the fixed amount. Net payment made at termination.

[3]	Contract amount shown.

[4]	Represents a custom basket swap that contains stocks and/or derivatives.

[5]	Fund pays the fixed amount and receives the total return of the reference entity. Net payment made at termination.

[6]	Fund pays the floating rate and receives the total return of the reference entity. Net payment made at termination.

[7]	Fund pays the fixed amount and receives the total return of the reference entity.

BLACKROCK FUNDS	OCTOBER 31, 2016	11

Consolidated Schedule of Investments (continued)	BlackRock Macro Themes Fund

OTC Total Return — Variance Swaps

Index[1]	Variance Strike Price[2]	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
KOSPI 200 Index	21.40%	Société Générale	12/08/16	KRW	562	$(154,753)	—	$(154,753)
S&P 500 Index	22.25%	Société Générale	12/16/16	USD	— [3]	153,110	—	153,110
Nikkei 225 Index	27.35%	Société Générale	12/13/19	JPY	36	(8,472)	—	(8,472)
FTSE 100 Index	23.30%	Société Générale	12/20/19	GBP	— [4]	(8,805)	—	(8,805)
Total						$(18,920)	—	$(18,920)

[1]	All or a portion of security is held by a wholly-owned subsidiary.

[2]	At expiration, the Fund pays or receives the difference between the realized variance and predefined variance strike price multiplied by the notional amount.

[3]	Amount is less than USD 500.

[4]	Amount is less than GBP 500.

OTC Total Return — Volatility Swaps

Reference Entity[1]	Volatility Strike Price	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Depreciation
EUR Currency	10.15%[2]	Bank of America N.A.	4/19/17	USD	1	$(1,609)	—	$(1,609)
GBP Currency	12.50%[3]	Bank of America N.A.	4/19/17	USD	1	(1,667)	—	(1,667)
EUR Currency	10.10%[2]	Citibank N.A.	5/18/17	USD	1	(1,393)	—	(1,393)
GBP Currency	11.11%[3]	Citibank N.A.	5/18/17	USD	1	(2,833)	—	(2,833)
Total						$(7,502)	—	$(7,502)

[1]	All or a portion of security is held by a wholly-owned subsidiary.

[2]	At expiration, the Fund receives the difference between the realized volatility and predefined volatility strike price multiplied by the notional amount.

[3]	At expiration, the Fund pays the difference between the realized volatility and predefined volatility strike price multiplied by the notional amount.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

12	BLACKROCK FUNDS	OCTOBER 31, 2016

Consolidated Schedule of Investments (concluded)	BlackRock Macro Themes Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks	$4,576,625	$598,117	—	$5,174,742
Corporate Bonds	—	9,659,241	—	9,659,241
Foreign Agency Obligations	—	189,423	—	189,423
Foreign Government Obligations	—	4,091,519	—	4,091,519
U.S. Treasury Obligations	—	1,776,795	—	1,776,795
Short-Term Securities	661,777	—	—	661,777
Options Purchased:
Equity contracts	88,633	21,390	—	110,023
Foreign currency exchange contracts	—	5,778	—	5,778
Interest rate contracts	63	—	—	63

Total	$5,327,098	$16,342,263	—	$21,669,361

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Commodity contracts	—	$2,684	—	$2,684
Equity contracts	$68,399	269,084	—	337,483
Foreign Currency Exchange Contracts	—	505,953	—	505,953
Interest rate contracts	21,500	28,940	—	50,440
Liabilities:
Commodity contracts	(70,259)	(15,142)	—	(85,401)
Equity contracts	(629,243)	(372,554)	—	(1,001,797)
Foreign Currency Exchange Contracts	—	(226,838)	—	(226,838)
Interest rate contracts	(22,799)	(3,971)	—	(26,770)

Total	$(632,402)	$188,156	—	$(444,246)

[1]     Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$3,964	—	—	$3,964
Cash pledged:
Collateral — options written	3,600,750	—	—	3,600,750
Futures contracts	324,700	—	—	324,700
Foreign currency at value	124,038	—	—	124,038
Liabilities:
Bank overdraft	—	$(9,825)	—	(9,825)

Total	$4,053,452	$(9,825)	—	$4,043,627

During the period ended October 31, 2016, there were no transfers between levels.

BLACKROCK FUNDS	OCTOBER 31, 2016	13

Schedule of Investments October 31, 2016 Unaudited
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
CarMax Auto Owner Trust:
0.82%, 6/15/18	$51	$51,432
1.09%, 4/15/19	295	295,447
1.24%, 6/17/19	300	300,326
CNH Equipment Trust, 0.84%, 8/15/18	73	72,793
Ford Credit Auto Owner Trust, 1.08%, 3/15/19	280	280,120
Honda Auto Receivables Owner Trust:
0.69%, 8/21/17	13	12,596
0.92%, 11/20/17	109	108,830
0.82%, 7/23/18	344	343,868
Hyundai Auto Receivables Trust, 0.69%, 4/16/18	43	43,335
Toyota Auto Receivables Owner Trust, 1.03%, 7/16/18	250	250,083
Volkswagen Credit Auto Master Trust, 0.88%, 7/22/19 (a)(b)	100	99,806
Total Asset-Backed Securities — 2.4%		1,858,636

Corporate Bonds	Par (000)	Value
Aerospace & Defense — 1.3%
United Technologies Corp., 1.24%, 11/01/19 (b)	1,000	1,000,607
Automobiles — 2.2%
Daimler Finance North America LLC:
2.95%, 1/11/17 (a)	500	501,804
1.51%, 10/30/19 (a)(b)	500	500,626
Volkswagen International Finance NV, 1.24%, 11/18/16 (a)(b)	750	750,073

		1,752,503
Banks — 13.1%
Australia & New Zealand Banking Group Ltd., 1.26%, 1/10/17 (a)(b)	250	250,113
Banque Federative du Credit Mutuel, 1.73%, 1/20/17 (a)(b)	500	500,691
BNP Paribas S.A., 2.38%, 9/14/17	100	100,879
BP Capital Markets PLC, 1.16%, 2/10/17 (b)	250	250,015
BPCE S.A., 1.66%, 2/10/17 (b)	250	250,429
Capital One N.A., 1.95%, 8/17/18 (b)	500	504,689
Commonwealth Bank of Australia, 1.91%, 3/15/19 (a)(b)	350	354,169
Cooperatieve Rabobank UA:
3.38%, 1/19/17	250	251,275
1.22%, 4/28/17 (b)	500	500,243
JPMorgan Chase & Co.:
1.34%, 2/15/17 (b)	500	500,513
1.35%, 2/15/17	500	500,380
2.00%, 8/15/17	500	503,099
JPMorgan Chase Bank N.A., 1.31%, 9/21/18 (b)	1,000	1,000,649
Macquarie Bank Ltd., 1.52%, 10/27/17 (a)(b)	250	249,998
Mizuho Bank Ltd., 1.31%, 4/16/17 (a)(b)	500	500,319
Nordea Bank AB, 1.70%, 9/17/18 (a)(b)	500	503,396
Royal Bank of Canada, 1.55%, 12/10/18 (b)	520	522,899
Sumitomo Mitsui Banking Corp., 1.30%, 1/10/17	750	750,428
Swedbank AB, 2.13%, 9/29/17 (a)	1,070	1,076,378
US Bank N.A., 1.05%, 9/11/17 (b)	500	500,141

Corporate Bonds	Par (000)	Value
Banks (continued)
Wells Fargo Bank N.A., 1.38%, 9/07/17 (b)	$250	$250,625
Westpac Banking Corp., 1.53%, 5/13/19 (b)	500	502,289

		10,323,617
Beverages — 0.3%
SABMiller Holdings, Inc., 2.45%, 1/15/17 (a)	250	250,729
Capital Markets — 0.3%
Morgan Stanley, 2.16%, 4/25/18 (b)	250	252,654
Communication Equipment — 1.4%
Cisco Systems Inc., 1.41%, 2/21/18 (b)	1,100	1,106,583
Consumer Finance — 1.6%
American Express Credit Corp., 1.56%, 11/05/18 (b)	500	503,623
Nissan Motor Acceptance Corp.:
1.66%, 4/07/18 (a)(b)	500	502,276
1.85%, 3/08/19 (a)(b)	250	252,623

		1,258,522
Diversified Financial Services — 1.6%
American Honda Finance Corp., 1.64%, 2/22/19 (b)	250	253,012
Citigroup Inc., 1.69%, 12/07/18 (b)	500	501,997
Shell International Finance BV, 1.13%, 5/10/17 (b)	500	500,559

		1,255,568
Diversified Telecommunication Services — 1.0%
Verizon Communications, Inc., 1.23%, 6/09/17 (b)	796	797,371
Food & Staples Retailing — 0.4%
CVS Health Corp., 1.20%, 12/05/16	300	300,132
Health Care Providers & Services — 1.3%
Unitedhealth Group, Inc.:
1.33%, 1/17/17 (b)	792	792,734
1.45%, 7/17/17	250	250,994

		1,043,728
Insurance — 1.4%
Berkshire Hathaway Finance Corp.:
0.94%, 8/14/17 (b)	143	143,083
1.38%, 3/07/18 (b)	295	296,164
1.45%, 3/07/18	230	231,144
Metropolitan Life Global Funding I, 1.30%, 4/10/17 (a)	410	410,561

		1,080,952
IT Services — 0.6%
International Business Machines Corp., 1.25%, 8/18/17 (b)	500	501,695
Machinery — 1.9%
Caterpillar Financial Services Corp., 1.52%, 2/23/18 (b)	500	503,517
John Deere Capital Corp.:
1.33%, 7/11/17 (b)	500	501,222
1.45%, 1/08/19 (b)	500	503,800

		1,508,539

BLACKROCK SHORT OBLIGATIONS FUND	OCTOBER 31, 2016	1

Schedule of Investments (continued)

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels — 0.6%
Exxon Mobil Corp., 1.43%, 2/28/18 (b)	$500	$503,469
Specialty Retail — 0.3%
Lowe’s Cos Inc., 1.46%, 9/14/18 (b)	195	196,706
Technology Hardware, Storage & Peripherals — 0.8%
Apple Inc.:
1.30%, 2/23/18	500	501,350
1.01%, 5/03/18 (b)	100	100,228

		601,578
Total Corporate Bonds — 30.1%		23,734,953
Total Long-Term Investments (Cost — $25,530,658) — 32.5%		25,593,589

Short-Term Securities
Certificates of Deposit
Domestic — 1.2%
State Street Bank & Trust Co., 1.13%, 3/10/17 (b)	475	475,494
Wells Forgo Bank N.A., 1.34%, 9/22/17 (b)	500	500,777

		976,271
Yankee — 16.8% (c)
Bank of Nova Scotia, Houston, 1.27%, 4/12/17 (b)	1,000	1,001,410
Credit Suisse, New York, 1.23%, 4/24/17 (b)	750	750,701
Dexia Credit Local, New York, 1.07%, 5/24/17 (b)	1,000	999,941
Mizuho Bank Ltd., New York, 1.50%, 5/17/17 (b)	500	501,065
Natixis, New York:
1.05%, 12/01/16	500	500,176
1.56%, 9/18/17	750	751,522
Nordea Bank Finland PLC, New York, 1.35%, 12/11/17 (b)	500	500,325
Norinchukin Bank, New York:
1.25%, 3/21/17 (b)	2,000	2,002,488
1.55%, 9/22/17	500	500,262
Royal Bank of Canada, New York:
1.22%, 3/10/17 (b)	500	500,683
1.27%, 10/05/17 (b)	1,000	1,000,486
Svenska Handelsbanken AB, 1.28%, 4/21/17 (b)	500	500,826
Toronto-Dominion Bank, New York, 1.15%, 3/10/17	1,700	1,702,458
UBS A.G., Stamford:
0.83%, 5/25/17 (b)	1,000	1,001,512
1.51%, 9/20/17 (b)	1,000	1,000,748

		13,214,603
Total Certificates of Deposit — 18.0%		14,190,874

Commercial Paper	Par (000)	Value
Alpine Securitization Ltd.:
1.01%, 12/19/16 (d)	$1,500	$1,498,573
1.03%, 12/27/16 (d)	1,500	1,498,252
Antalis S.A., 1.05%, 12/14/16 (a)(d)	1,000	999,175
Barton Capital S.A., 1.02%, 12/13/16 (d)	1,500	1,498,875
Bedford Row Funding Corp., 1.15%, 4/20/17 (b)	1,000	1,000,643
BNP Paribas, 1.32%, 4/03/17 (d)	500	497,795
Chevron Corp., 1.05%, 4/03/17 (d)	750	747,982
Coca-Cola Company, 0.97%, 3/01/17 (d)	500	498,852
Commonwealth Bank of Australia, 1.27%, 4/13/17 (b)	500	500,679
Ing US Funding LLC:
1.27%, 6/09/17 (d)	2,000	1,984,076
1.25%, 6/23/17 (b)	1,000	1,000,889
Kells Funding LLC, 1.04%, 1/17/17 (a)(d)	3,000	2,994,384
LMA Americas LLC, 1.00%, 12/05/16 (a)(d)	1,800	1,798,903
Matchpoint Finance PLC, 1.01%, 12/14/16 (d)	3,000	2,997,581
Mizuho Corporate Bank, 1.27%, 2/27/17 (d)	1,000	996,999
Natixis, 1.38%, 6/30/17 (d)	750	743,642
Reckitt Benckiser, 1.05%, 5/02/17 (d)	1,000	995,201
Societe Generale S.A.:
1.27%, 3/31/17 (d)	250	248,886
1.51%, 9/27/17 (d)	2,000	1,975,010
Sumitomo Mitsui Trust Bank Ltd., 1.30%, 3/13/17 (d)	1,750	1,744,298
Suncorp Metway Ltd., 1.19%, 2/07/17 (d)	1,500	1,496,019
Thunder Bay Funding LLC, 1.03%, 1/10/17 (d)	1,500	1,497,521
Toyota Motor Credit Corp.:
0.98%, 1/27/17 (d)	500	499,119
1.22%, 6/16/17 (d)	2,000	1,986,168
1.22%, 7/07/17 (d)	500	496,064
Victory Receivables Corp., 1.02%, 12/15/16 (d)	1,500	1,498,725
Total Commercial Paper — 42.8%		33,694,311

Money Market Funds — 0.0%	Shares
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.22% (e)(f)	20,838	20,838

	Par (000)
U.S. Government Sponsored Agency Obligations — 1.4%
Fannie Mae, 0.88%, 7/27/18	1,100	1,097,971

U.S. Treasury Obligations — 0.4%
U.S. Treasury Notes, 0.88%, 5/15/19	300	299,461

Total Repurchase Agreements — 4.8%		3,750,000

2	BLACKROCK SHORT OBLIGATIONS FUND	OCTOBER 31, 2016

Schedule of Investments (continued)

Value
Total Short-Term Securities (Cost — $53,016,015) — 67.4%	$53,053,455
Total Investments (Cost — $78,546,673*) — 99.9%	78,647,044
Other Assets Less Liabilities — 0.1%	77,739

Net Assets — 100.0%	$78,724,783

Notes to Schedule of Investments

*	As of October 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$78,546,673

Gross unrealized appreciation	$104,068
Gross unrealized depreciation	(3,697)

Net unrealized appreciation	$100,371

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Issuer is a U.S. branch of a foreign domiciled bank.

(d)	Rates are discount rates or a range of discount rates at the time of purchase.

(e)	During the period ended October 31, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at October 31, 2016	Value at October 31, 2016	Income
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	20,838	20,838	$20,838	$137

(f)	Current yield as of period end.

Repurchase Agreements

Repurchase Agreements							Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
Citigroup Global Markets Inc.	1.12%(a)	10/31/16	1/04/17	$500	$500	$501,011	Corporate/Debt Obligations, 0.86% to 2.18% due from 3/17/33 to 9/25/33	$15,091,614	$535,000
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.01%(a)	10/31/16	12/15/16	1,000	1,000	1,001,263	Corporate/Debt Obligation, 0.00% due at 8/03/20	1,459,368	1,250,000
Mizuho Securities USA, Inc.	1.55%(a)	10/31/16	12/05/16	1,250	1,250	1,251,884	Corporate/Debt Obligation, 0.00% due 11/01/20	4,767,023	1,500,000
Wells Fargo Securities LLC	1.14%	10/06/16	12/22/16	1,000	1,000	1,002,438	Corporate/debt obligation, 3.75% due at 9/25/44	2,345,808	1,070,000
Total					$3,750				$4,355,000

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

BLACKROCK SHORT OBLIGATIONS FUND	OCTOBER 31, 2016	3

Schedule of Investments (concluded)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:[1]
Long-Term Investments	$—	$25,593,589	—	$25,593,589
Short-Term Securities	$20,838	53,032,617	—	53,053,455
Total	$20,838	$78,626,206	—	$78,647,044

[1] See above Schedule of Investments for values in each security type.

During the period ended October 31, 2016, there were no transfers between levels.

4	BLACKROCK SHORT OBLIGATIONS FUND	OCTOBER 31, 2016

Consolidated Schedule of Investments October 31, 2016 (Unaudited)	(Percentages shown are based on Net Assets)

Foreign Government Obligations		Par (000)	Value
Australia — 9.8%
Australia Government Inflation Linked Bond:
1.00%, 11/21/18	AUD	813	$657,496
4.00%, 8/20/20		171	244,777
1.25%, 2/21/22		583	508,221
3.00%, 9/20/25		626	682,247
2.50%, 9/20/30		540	589,182
2.00%, 8/21/35		391	383,374

			3,065,297
Canada — 5.1%
Canadian Government Inflation Linked Bond:
4.25%, 12/01/26	CAD	374	404,430
4.00%, 12/01/31		401	478,287
2.00%, 12/01/41		279	297,134
1.50%, 12/01/44		313	309,183
1.25%, 12/01/47		100	96,587

			1,585,621
France — 6.4%
Republic of France Inflation Linked Bond:
0.10%, 7/25/21	EUR	458	531,434
1.10%, 7/25/22		367	456,060
1.85%, 7/25/27		370	521,830
0.70%, 7/25/30		387	500,725

			2,010,049
Germany — 2.2%
Deutsche Bundesrepublik Inflation Linked Bond:
0.75%, 4/15/18		126	142,101
1.75%, 4/15/20		50	60,371
0.10%, 4/15/23		212	250,835
0.50%, 4/15/30		184	237,694

			691,001
Sweden — 9.9%
Sweden Inflation Linked Bond:
0.50%, 6/01/17	SEK	4,450	521,747
4.00%, 12/01/20		855	153,974
0.25%, 6/01/22		4,880	617,839
1.00%, 6/01/25		4,650	641,847
3.50%, 12/01/28		5,140	1,135,231

			3,070,638

Foreign Government Obligations		Par (000)	Value
United Kingdom — 3.8%
United Kingdom Gilt Inflation Linked Bond:
0.13%, 3/22/24	GBP	67	$97,235
0.13%, 3/22/29		22	34,849
1.13%, 11/22/37		134	284,004
0.13%, 3/22/44		191	377,363
0.75%, 11/22/47		157	380,383

			1,173,834
Total Foreign Government Obligations — 37.2%			11,596,440

Investment Companies		Shares
Fixed Income Funds — 8.5%
iShares TIPS Bond ETF (a)		22,928	2,656,438
Total Long-Term Investments (Cost — $15,140,390) — 45.7%			14,252,878

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.22% (a)(b)(c)		16,246,791	16,246,791
Total Short-Term Securities (Cost — $16,246,791) — 52.2%			16,246,791

Options Purchased
(Cost — $197,516) — 0.0%			845
Total Investments Before Options Written (Cost — $31,584,697*) — 97.9%			30,500,514

Options Written
(Premiums Received — $92,774) — (0.4)%			(139,724)
Total Investments Net of Options Written — 97.5%			30,360,790
Other Assets Less Liabilities — 2.5%			785,687

Net Assets — 100.0%			$31,146,477

Portfolio Abbreviations

ASX	Australian Securities Exchange	GBP	British Pound	OTC	Over-the-Counter
AUD	Australian Dollar	GSCI	Goldman Sachs Commodity Index	RUB	Russian Ruble
BRL	Brazilian Real	INR	Indian Rupee	S&P	Standard & Poor’s
CAD	Canadian Dollar	JPY	Japanese Yen	SEK	Swedish Krona
CBOE	Chicago Board Options Exchange	KRW	South Korean Won	SPI	Share Price Index Futures
EPRA	European Public Real Estate Association	LIBOR	London Interbank Offered Rate	TIPS	Treasury Inflation Protected Securities
ETF	Exchange-Traded Fund	MSCI	Morgan Stanley Capital International	TOPIX	Tokyo Stock Price Index
EUR	Euro	MYR	Malaysian Ringgit	TWD	Taiwan New Dollar
FTSE	Financial Times Stock Exchange	NAREIT	National Association of Real Estate Investment Trusts	USD	U.S. Dollar

BLACKROCK STRATEGIC RISK ALLOCATION FUND	OCTOBER 31, 2016	1

Consolidated Schedule of Investments (continued)

Notes to Consolidated Schedule of Investments

*	As of October 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$31,612,951

Gross unrealized appreciation	$102,827
Gross unrealized depreciation	(1,215,264)

Net unrealized depreciation	$(1,112,437)

(a)	During the period ended October 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Shares Purchased		Shares Sold	Shares Held at October 31, 2016	Value at October 31, 2016	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	14,839,187	—		(14,839,187)[1]	—	—	$1,666	$354
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	16,246,791	[2]	—	16,246,791	$16,246,791	7,173	—
iShares TIPS Bond ETF	20,592	2,336		—	22,928	2,656,438	—	—
Total						$18,903,229	$8,839	$354

1Represents net shares sold.

2Represents net shares purchased.

(b)	Current yield as of period end.

(c)	All or a portion of security is held by a wholly-owned subsidiary.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
1	ASX SPI 200 Index[1]	December 2016	USD	100,602	$1,596
20	Australian Government Bonds (10 Year)	December 2016	USD	2,017,715	(44,293)
(24)	CBOE Volatility Index	December 2016	USD	418,200	1,544
14	Euro STOXX 50 Index[1]	December 2016	USD	469,202	13,389
3	FTSE 100 Index[1]	December 2016	USD	254,434	9,848
18	Japanese Government Bonds (10 Year)	December 2016	USD	2,603,624	304
11	Mini MSCI Emerging Markets Index[1]	December 2016	USD	496,925	(10,288)
3	Russell 2000 Mini Index[1]	December 2016	USD	356,790	(6,658)
11	S&P 500 E-Mini Index[1]	December 2016	USD	1,166,055	(1,587)
2	TOPIX Index[1]	December 2016	USD	266,044	13,205
Total					$(22,940)

[1]	All or a portion of security is held by a wholly-owned subsidiary.

Forward Foreign Currency Exchange Contracts

Currency Purchased			Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	139,000	[1]	USD	104,073	JPMorgan Chase Bank N.A.	12/07/16	$1,563
CAD	136,000	[1]	USD	103,531	JPMorgan Chase Bank N.A.	12/07/16	(2,110)
EUR	65,000	[1]	USD	73,323	JPMorgan Chase Bank N.A.	12/07/16	(1,855)
GBP	79,000	[1]	USD	106,357	JPMorgan Chase Bank N.A.	12/07/16	(9,583)
GBP	180,000	[1]	USD	230,001	JPMorgan Chase Bank N.A.	12/07/16	(9,503)

2	BLACKROCK STRATEGIC RISK ALLOCATION FUND	OCTOBER 31, 2016

Consolidated Schedule of Investments (continued)

Currency Purchased			Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	45,000	[1]	USD	59,450	JPMorgan Chase Bank N.A.	12/07/16	$(4,326)
JPY	6,041,000	[1]	USD	59,199	JPMorgan Chase Bank N.A.	12/07/16	(1,515)
USD	3,194,431	[1]	AUD	4,257,062	JPMorgan Chase Bank N.A.	12/07/16	(40,812)
USD	75,330	[1]	AUD	100,000	JPMorgan Chase Bank N.A.	12/07/16	(667)
USD	175,751	[1]	AUD	230,000	JPMorgan Chase Bank N.A.	12/07/16	958
USD	152,943	[1]	BRL	508,000	Deutsche Bank AG	12/07/16	(4,385)
USD	47,101	[1]	BRL	156,000	JPMorgan Chase Bank N.A.	12/07/16	(1,212)
USD	59,305	[1]	BRL	202,000	Morgan Stanley & Co. International PLC	12/07/16	(3,254)
USD	78,472	[1]	CAD	104,000	JPMorgan Chase Bank N.A.	12/07/16	915
USD	152,030	[1]	CAD	200,000	JPMorgan Chase Bank N.A.	12/07/16	2,882
USD	1,769,613	[1]	CAD	2,314,724	JPMorgan Chase Bank N.A.	12/07/16	43,429
USD	109,994	[1]	EUR	98,000	JPMorgan Chase Bank N.A.	12/07/16	2,242
USD	134,283	[1]	EUR	120,000	JPMorgan Chase Bank N.A.	12/07/16	2,342
USD	3,348,376	[1]	EUR	2,991,702	JPMorgan Chase Bank N.A.	12/07/16	58,970
USD	62,424	[1]	GBP	48,000	JPMorgan Chase Bank N.A.	12/07/16	3,625
USD	2,052,525	[1]	GBP	1,559,006	JPMorgan Chase Bank N.A.	12/07/16	142,759
USD	181,698	[1]	INR	12,330,000	Citibank N.A.	12/07/16	(1,897)
USD	28,920	[1]	JPY	3,000,000	JPMorgan Chase Bank N.A.	12/07/16	273
USD	754,415	[1]	JPY	77,474,633	JPMorgan Chase Bank N.A.	12/07/16	14,618
USD	329,041	[1]	KRW	367,026,000	Barclays Bank PLC	12/07/16	8,333
USD	81,788	[1]	KRW	89,926,000	HSBC Bank PLC	12/07/16	3,211
USD	96,000	[1]	MYR	391,000	UBS AG	12/07/16	2,985
USD	69,549	[1]	RUB	4,641,000	JPMorgan Chase Bank N.A.	12/07/16	(2,942)
USD	78,675	[1]	SEK	675,000	JPMorgan Chase Bank N.A.	12/07/16	3,808
USD	198,151	[1]	SEK	1,700,000	JPMorgan Chase Bank N.A.	12/07/16	9,598
USD	3,136,399	[1]	SEK	26,635,468	JPMorgan Chase Bank N.A.	12/07/16	182,160
USD	264,120	[1]	TWD	8,333,000	Deutsche Bank AG	12/07/16	(142)
Total							$400,468

[1]	All or a portion of security is held by a wholly-owned subsidiary.

OTC Interest Rate Swaptions Purchased
Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	2.60%	Pay	3-month LIBOR	1/09/17	USD	2,000	$229
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	2.60%	Pay	3-month LIBOR	1/09/17	USD	2,000	229
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	2.85%	Pay	3-month LIBOR	1/09/17	USD	6,250	194
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	2.85%	Pay	3-month LIBOR	1/09/17	USD	6,250	193
Total									$845

BLACKROCK STRATEGIC RISK ALLOCATION FUND	OCTOBER 31, 2016	3

Consolidated Schedule of Investments (continued)

OTC Interest Rate Swaptions Written
Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	1.90%	Pay	3-month LIBOR	1/09/17	USD	3,100	$(69,862)
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	1.90%	Pay	3-month LIBOR	1/09/17	USD	3,100	(69,862)
Total									$(139,724)

Centrally Cleared Credit Default Swaps — Sell Protection
Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
CDX.NA.HY Series 27 Version 1	5.00%	12/20/21	B+	USD	3,131	$22,422
CDX.NA.IG Series 27 Version 1	1.00%	12/20/21	BBB+	USD	7,980	17,165
iTraxx Europe Crossover Series 26 Version 1	5.00%	12/20/21	B+	EUR	845	4,091
iTraxx Europe Series 26 Version 1	1.00%	12/20/21	BBB+	EUR	6,650	10,412
Total						$ 54,090

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaps — Sell Protection
Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Received	Unrealized Depreciation
CDX.EM Series 26 Version 1	1.00%	Bank of America N.A.	12/20/21	BBB-	USD	250	$(15,928)	$(15,915)	$ (13)
CDX.EM Series 26 Version 1	1.00%	Credit Suisse International	12/20/21	BBB-	USD	4,200	(267,596)	(239,594)	(28,002)
Total							$(283,524)	$(255,509)	$(28,015)

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Total Return Swaps
Reference Entity	Fixed Rate (Amount)/ Floating Rate	Counterparty	Expiration Date	Contract Amount	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Canadian (10 Year) Bond Futures December 2016	CAD 2,493,545[2]	Bank of America N.A.	11/23/16	17	$(26,098)	—	$ (26,098)
Canadian (10 Year) Bond Futures December 2016	CAD 289,212[2]	Bank of America N.A.	11/23/16	2	21	—	21
Long Gilt Futures December 2016	GBP 1,311,070[2]	Bank of America N.A.	11/25/16	10	(70,588)	—	(70,588)
Long Gilt Futures December 2016	GBP 254,023[2]	Bank of America N.A.	11/25/16	2	(4,092)	—	(4,092)
U.S. Treasury (10 Year) Notes Futures December 2016	USD 9,854,160[2]	Bank of America N.A.	11/28/16	75	(132,285)	—	(132,285)
U.S. Treasury (10 Year) Notes Futures December 2016	USD 652,116[2]	Bank of America N.A.	11/28/16	5	(3,991)	—	(3,991)

4	BLACKROCK STRATEGIC RISK ALLOCATION FUND	OCTOBER 31, 2016

Consolidated Schedule of Investments (continued)

Reference Entity	Fixed Rate (Amount)/ Floating Rate	Counterparty	Expiration Date	Contract Amount	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
U.S. Treasury (10 Year) Notes Futures December 2016	USD 259,377[2]	Bank of America N.A.	11/28/16	2	$(127)	—	$(127)
Euro-Bund Futures December 2016	EUR 1,316,011[2]	Bank of America N.A.	12/06/16	8	(20,475)	—	(20,475)
Euro-Bund Futures December 2016	EUR 163,381[2]	Bank of America N.A.	12/06/16	1	(1,329)	—	(1,329)
FTSE EPRA/NAREIT Developed Index[1]	3-month LIBOR minus 0.34%[3]	JPMorgan Chase Bank N.A.	12/16/16	154	(38,007)	—	(38,007)
FTSE EPRA/NAREIT Developed Index[1]	3-month LIBOR minus 0.34%[3]	JPMorgan Chase Bank N.A.	12/16/16	57	(14,068)	—	(14,068)
MSCI Emerging Markets Net Total Return Index[1]	3-month LIBOR plus 0.35%[3]	BNP Paribas S.A.	12/16/16	2,009	17,097	—	17,097
MSCI World Small Cap Net Total Return Index[1]	3-month LIBOR minus 0.28%[3]	JPMorgan Chase Bank N.A.	12/16/16	5,802	(45,725)	—	(45,725)
MSCI World Small Cap Net Total Return Index[1]	3-month LIBOR minus 0.28%[3]	JPMorgan Chase Bank N.A.	12/16/16	434	(3,420)	—	(3,420)
S&P GSCI Excess Return on the Light Energy Index[1]	USD 1,433,474[2]	BNP Paribas S.A.	12/16/16	7,032	(102,452)	—	(102,452)
S&P GSCI Excess Return on the Light Energy Index[1]	USD 220,170[2]	BNP Paribas S.A.	12/16/16	1,135	(5,328)	—	(5,328)
FTSE EPRA/NAREIT Developed Index[1]	3-month LIBOR minus 0.23%[3]	JPMorgan Chase Bank N.A.	3/17/17	81	(16,882)	—	(16,882)
FTSE EPRA/NAREIT Developed Index[1]	3-month LIBOR minus 0.23%[3]	JPMorgan Chase Bank N.A.	3/17/17	70	(14,589)	—	(14,589)
FTSE EPRA/NAREIT Developed Index[1]	3-month LIBOR minus 0.30%[3]	JPMorgan Chase Bank N.A.	3/17/17	24	(2,349)	—	(2,349)
FTSE EPRA/NAREIT Developed Index[1]	3-month LIBOR minus 0.23%[3]	JPMorgan Chase Bank N.A.	3/17/17	24	(5,002)	—	(5,002)
FTSE EPRA/NAREIT Developed Index[1]	3-month LIBOR minus 0.23%[3]	JPMorgan Chase Bank N.A.	3/17/17	23	(4,794)	—	(4,794)
MSCI Emerging Markets Net Total Return Index[1]	3-month LIBOR plus 0.09%[3]	JPMorgan Chase Bank N.A.	3/17/17	2,362	20,366	—	20,366
MSCI Emerging Markets Net Total Return Index[1]	3-month LIBOR plus 0.40%[3]	JPMorgan Chase Bank N.A.	3/17/17	1,402	11,901	—	11,901
MSCI World Small Cap Net Total Return Index[1]	3-month LIBOR minus 0.23%[3]	JPMorgan Chase Bank N.A.	3/17/17	1,744	(9,727)	—	(9,727)
S&P GSCI Excess Return on the Light Energy Index[1]	USD 731,726[2]	BNP Paribas S.A.	3/17/17	3,948	15,697	—	15,697
S&P GSCI Excess Return on the Light Energy Index[1]	USD 309,519[2]	BNP Paribas S.A.	3/17/17	1,670	6,640	—	6,640
S&P GSCI Excess Return on the Light Energy Index[1]	USD 119,287[2]	BNP Paribas S.A.	3/17/17	646	3,010	—	3,010
S&P GSCI Excess Return on the Light Energy Index[1]	USD 638,425[4]	JPMorgan Chase Bank N.A.	3/17/17	3,372	915	—	915
S&P GSCI Excess Return on the Light Energy Index[1]	USD 204,289[4]	JPMorgan Chase Bank N.A.	3/17/17	1,079	293	—	293

BLACKROCK STRATEGIC RISK ALLOCATION FUND	OCTOBER 31, 2016	5

Consolidated Schedule of Investments (continued)

Reference Entity	Fixed Rate (Amount)/ Floating Rate	Counterparty	Expiration Date	Contract Amount	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
S&P GSCI Excess Return on the Light Energy Index[1]	USD 161,878[2]	JPMorgan Chase Bank N.A.	3/17/17	855	$232	—	$ 232
S&P GSCI Excess Return on the Light Energy Index[1]	USD 127,231[4]	JPMorgan Chase Bank N.A.	3/17/17	672	182	—	182
Total					$(444,974)	—	$(444,974)

[1]	All or a portion of security is held by a wholly-owned subsidiary.

[2]	Fund receives the total return of the reference entity and pays the fixed amount. Net payment made at termination.

[3]	Fund receives the total return of the reference entity and pays the floating amount.

[4]	Fund receives the total return of the reference entity and pays the fixed amount.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

6	BLACKROCK STRATEGIC RISK ALLOCATION FUND	OCTOBER 31, 2016

Consolidated Schedule of Investments (concluded)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Foreign Government Obligations	—	$11,596,440	—	$11,596,440
Investment Companies	$2,656,438	—	—	2,656,438
Short-Term Securities	16,246,791	—	—	16,246,791
Options Purchased:
Interest rate contracts	—	845	—	845

Total	$18,903,229	$11,597,285	—	$30,500,514

Derivative Financial Instruments[1]
Assets:
Commodity contracts	—	$26,969	—	$26,969
Credit contracts	—	54,090	—	54,090
Equity contracts	$39,582	49,364	—	88,946
Foreign currency exchange contracts	—	484,671	—	484,671
Interest rate contracts	304	21	—	325
Liabilities:
Commodity contracts	—	(107,780)	—	(107,780)
Credit contracts	—	(28,015)	—	(28,015)
Equity contracts	(18,533)	(154,563)	—	(173,096)
Foreign currency exchange contracts	—	(84,203)	—	(84,203)
Interest rate contracts	(44,293)	(398,709)	—	(443,002)

Total	$(22,940)	$(158,155)	—	$(181,095)

[1]

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/ or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$735,789	—	—	$735,789
Cash pledged:
Collateral — Options written	100,000	—	—	100,000
Futures contracts	306,260	—	—	306,260
Centrally cleared swaps	521,710	—	—	521,710
Liabilities:
Cash received as collateral for OTC derivatives	—	$(520,000)	—	(520,000)

Total	$1,663,759	$(520,000)	—	$1,143,759

During the period ended October 31, 2016, there were no transfers between levels.

BLACKROCK STRATEGIC RISK ALLOCATION FUND	OCTOBER 31, 2016	7

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: December 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: December 20, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds

Date: December 20, 2016

2